 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 29, 1996

                                             REGISTRATION NOS. 33-42129/811-6375

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.

                      POST-EFFECTIVE AMENDMENT NO. 6                         [X]
                                     AND/OR
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [X]

                              AMENDMENT NO. 8
                        (CHECK APPROPRIATE BOX OR BOXES)

                               ----------------

                     STATE STREET RESEARCH PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)

           One Madison Avenue                            10010
           New York, New York                          (Zip code)
(Address of principal executive office)

              Registrant's Telephone Number, Including Area Code:

                               212-578-5997

                               ----------------

                           RICHARD M. BLACKWELL, ESQ.
                               One Madison Avenue
                            New York, New York 10010
                    (Name and address of agent for service)

                               ----------------

                                    Copy to:
                              JOHN A. DUDLEY, ESQ.

                         SULLIVAN & WORCESTER LLP
                         1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

                               ----------------

  It is proposed that the filing will become effective:

    [_] immediately upon filing pursuant to paragraph (b) of Rule 485

    [X] on March 1, 1996 pursuant to paragraph (b) of Rule 485
    [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    [_] on (date) pursuant to paragraph (a)(1) of Rule 485
    [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
    [_] on (date) pursuant to paragraph (a)(2) of Rule 485

  Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of Class A, Class B, Class C and Class D shares. The Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1995 was filed with the Commission on or about December 31, 1995.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     STATE STREET RESEARCH PORTFOLIOS, INC.
                             CROSS REFERENCE SHEET
                            PURSUANT TO RULE 481(a)

           N-1A ITEM NO.                          PROSPECTUS HEADING
           -------------                          ------------------
 1. Cover..........................  Cover Page
 2. Synopsis.......................  Table of Expenses
 3. Condensed Financial Informa-
    tion...........................  Financial Highlights; Calculation of Per-
                                     formance Data
 4. General Description of Regis-
    trant..........................  The Funds' Investments; Limiting Investment
                                     Risk; The Funds and Their Shares
 5. Management of the Fund.........  The Funds and Their Shares; Management of
                                     the Funds; Purchase of Shares; Redemption
                                     of Shares
5A. Management's Discussion of Fund
    Performance....................  [To be included in Annual Report to Share-
                                     holders]
 6. Capital Stock and other Securi-
    ties...........................  The Funds and Their Shares; Dividends and
                                     Distributions; Taxes; Shareholder Services
 7. Purchase of Securities Being
    Offered........................  Purchase of Shares
 8. Redemption or Repurchase.......  Redemption of Shares
 9. Pending Legal Proceedings......  Not Applicable

                                                STATEMENT OF ADDITIONAL
                                                  INFORMATION HEADING

           N-1A ITEM NO.
           -------------
10. Cover Page.....................  Cover Page
11. Table of Contents..............  Table of Contents
12. General Information and Histo-
    ry.............................  Not Applicable
13. Investment Objectives and Poli-
    cies...........................  Investment Practices and Policies; Portfo-
                                     lio Transactions
14. Management of the Registrant...  Directors and Officers
15. Control Persons and Principal
    Holders of
    Securities.....................  Control Persons
16. Investment Advisory and Other
    Services.......................  Investment Management Arrangements;
                                     Custodian; Independent Accountants
17. Brokerage Allocation...........  Investment Management Agreements and Sub-
                                     Investment Management Agreements;
                                     Allocation of Portfolio Brokerage
18. Capital Stock and Other Securi-
    ties...........................  Distribution of Shares of the Funds
19. Purchase, Redemption and Pric-
    ing of Securities Being Of-
    fered..........................  Purchase of Shares; Redemption In-Kind; Net
                                     Asset Value
20. Tax Status.....................  Certain Tax Matters
21. Underwriters...................  Distribution of Shares of the Funds
22. Calculations of Performance Da-
    ta.............................  Calculation of Performance Data
23. Financial Statements...........  Financial Statements

STATE STREET RESEARCH
INTERNATIONAL EQUITY FUND
STATE STREET RESEARCH
INTERNATIONAL FIXED INCOME
FUND

Prospectus

March 1, 1996

 STATE STREET RESEARCH INTERNATIONAL EQUITY FUND, formerly known as MetLife In-ternational Equity Fund (the "International Equity Fund" or "Fund"), seeks to achieve long-term growth of capital by investing primarily in common stock and equity-related securities of non-U.S. companies. Current income is not a specific prerequisite in the selection of portfolio securities.

 STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND, formerly known as MetLife International Fixed Income Fund (the "International Fixed Income Fund" or "Fund"), seeks to achieve the highest possible total return, consisting of income and realized and unrealized capital gains, consistent with prudent in-vestment risk and preservation of capital, by investing primarily in high qual-ity debt securities of non-U.S. issuers.

 Management will measure growth in connection with both Funds in U.S. dollars. See pp. 5, 6.

 Each Fund is a diversified series of State Street Research Portfolios, Inc., formerly known as MetLife Portfolios, Inc. ("Portfolios"), an open-end manage-ment investment company.

 State Street Research Investment Services, Inc. (the "Investment Manager" or the "Distributor") serves as the investment adviser and distributor for the Funds. GFM International Investors Limited ("GFM" or "Sub-Investment Manager") is the sub-investment adviser of the Funds. The Investment Manager is an indi-rect wholly-owned subsidiary and the Sub-Investment Manager is substantially a wholly-owned indirect subsidiary of Metropolitan Life Insurance Company, the nation's second largest insurer.

 Shareholders may redeem their shares directly from the Funds at net asset value less the applicable contingent deferred sales charge, if any; redemptions processed through securities dealers may be subject to processing charges.

 There are risks in any investment program, including the risk of changing eco-nomic and market conditions, and there is no assurance that a Fund will achieve its investment objective. The net asset value of a share of a Fund will fluctu-ate as market conditions change.

 This Prospectus sets forth concisely the information a prospective investor ought to know about the Funds before investing. It should be retained for fu-ture reference. A Statement of Additional Information about the Funds dated March 1, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It is available, at no charge, upon request to Portfolios at the address indicated on the back cover or by calling 1-800-562-0032.

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------
Table of Expenses..........................................................   2
Financial Highlights.......................................................   4
The Funds' Investments.....................................................   5
Risk Factors...............................................................  12
Limiting Investment Risk...................................................  13
Purchase of Shares.........................................................  14
Redemption of Shares.......................................................  22
Shareholder Services.......................................................  24
The Funds and Their Shares.................................................  28
Management of the Funds....................................................  29
Dividends and Distributions; Taxes.........................................  30
Calculation of Performance Data............................................  31
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCU-RACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 The Fund offers four classes of shares which may be purchased at the next de-termined net asset value per share plus, in the case of all classes except
Class C shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B and Class D shares).
 Class A shares are subject to (i) an initial sales charge of up to 4.5% and
(ii) an annual service fee of 0.25% of the average daily net asset value of the Class A shares.
 Class B shares are subject (i) to a contingent deferred sales charge (declin-ing from 5% to 2%), which will be imposed on most redemptions made within five years of purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of these shares. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after purchase. No contingent deferred sales charge applies after the fifth year following the purchase of Class B shares.
 Class C shares are offered only to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees.
 Class D shares are subject to (i) a contingent deferred sales charge of 1% if redeemed within one year following purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of these shares.
TABLE OF EXPENSES
--------------------------------------------------------------------------------

                                               CLASS A   CLASS B CLASS C CLASS D
                                               -------   ------- ------- -------
Shareholder Transaction Expenses(1)
  Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)........   4.5%     None    None    None
  Maximum Sales Charge Imposed on Reinvested
   Dividends (as a percentage of offering
   price).....................................  None      None    None    None
  Maximum Deferred Sales Charge (as a percent-
   age of original purchase price or redemp-
   tion proceeds, as applicable)..............  None(2)      5%   None       1%
  Redemption Fees (as a percentage of amount
   redeemed, if applicable)...................  None      None    None    None
  Exchange Fees...............................  None      None    None    None

-------

(1) Reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge declines thereafter, and no contingent deferred sales charge is imposed after the fifth year. Class D shares are subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale. Long-term investors in a class of shares with a distribution fee may, over a period of years, pay more than the economic equivalent of the maximum sales charge permissible under applicable rules of the National Association of Securities Dealers, Inc. See "Purchase of Shares."
(2) Purchases of Class A shares of $1 million or more are not subject to a sales charge. If such shares are redeemed within 12 months of purchase, a contingent deferred sales charge of 1% will be applied to the redemption. See "Purchase of Shares."
--------------------------------------------------------------------------------

          INTERNATIONAL EQUITY FUND            CLASS A  CLASS B  CLASS C  CLASS D
          -------------------------            -------  -------  -------  -------
Annual Fund Operating Expenses (as a percent-
 age of average net assets)
 Management Fees.............................   0.95%    0.95%    0.95%    0.95%
 12b-1 Fees..................................   0.25%    1.00%     None    1.00%
 Other Expenses..............................   1.32%    1.32%    1.32%    1.32%
   Less Voluntary Reduction..................  (0.62%)  (0.62%)  (0.62%)  (0.62%)
                                               ------   ------   ------   ------
     Total Fund Operating Expenses...........   1.90%    2.65%    1.65%    2.65%
       INTERNATIONAL FIXED INCOME FUND         CLASS A  CLASS B  CLASS C  CLASS D
       -------------------------------         -------  -------  -------  -------
Annual Fund Operating Expenses (as a percent-
 age of average net assets)
 Management Fees.............................   0.75%    0.75%    0.75%    0.75%
 12b-1 Fees..................................   0.25%    1.00%     None    1.00%
 Other Expenses..............................   1.29%    1.29%    1.29%    1.29%
   Less Voluntary Reduction..................  (0.54%)  (0.54%)  (0.54%)  (0.54%)
                                               ------   ------   ------   ------
     Total Fund Operating Expenses...........   1.75%    2.50%    1.50%    2.50%

EXAMPLE:

 You would pay the following expenses on a $1,000 investment assuming a 5% annual return and (1) redemption of the entire investment at the end of each time period or (2) no redemption at the end of each time period.


           INTERNATIONAL EQUITY FUND            1 YEAR  3 YEARS 5 YEARS 10 YEARS
           -------------------------            ------- ------- ------- ---------
                                                (1) (2) (1) (2) (1) (2) (1)  (2)
                                                --- --- --- --- --- --- ---- ----
  Class A shares...............................  63  63 102 102 143 143  257  257
  Class B shares (1)...........................  77  27 112  82 161 141  280  280
  Class C shares...............................  17  17  52  52  90  90  195  195
  Class D shares...............................  37  27  82  82 141 141  298  298
        INTERNATIONAL FIXED INCOME FUND
        -------------------------------
  Class A shares...............................  62  62  98  98 136 136  242  242
  Class B shares (1)...........................  75  25 108  78 153 133  265  265
  Class C shares...............................  15  15  47  47  82  82  179  179
  Class D shares...............................  35  25  78  78 133 133  284  284

-------
(1) Ten-year figure assumes conversion of Class B shares to Class A shares at the end of eight years.
THE EXAMPLE SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF PAST OR FUTURE RETURN OR EXPENSES. ACTUAL RETURN OR EXPENSES MAY BE GREATER OR LESS THAN SHOWN.

 The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The percentage expense levels shown in the table above are based on experience with expenses for the fiscal year ended October 31, 1995; actual expense levels for the current fiscal year and future years may vary from the amounts shown. The table does not reflect charges for optional services elected by certain shareholders, such as the $7.50 fee for remittance of redemption proceeds by wire. For further information on sales charges, see "Purchase of Shares--Alter-native Purchase Program"; for further information on management fees, see "Man-agement of the Funds"; and for further information on 12b-1 fees, see "Purchase of Shares--Distribution Plan."

 The Funds have been advised that the Investment Manager/Distributor or its af-filiates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Funds. For the fiscal year ended October 31, 1995, Total Fund Operating Expenses as a percentage of average net assets of Class A, Class B, Class C and Class D shares, respectively, would have been 2.51%, 3.24%, 2.27% and 3.24% of the International Equity Fund; and 2.23%, 2.97%, 2.03% and 2.97% of the International Fixed Income Fund, in the absence of the voluntary assumption of fees or expenses by the Investment Man-ager/ Distributor. Such assumption of fees or expenses, as a percentage of av-erage net assets, amounted to 0.61%, 0.59%, 0.62% and 0.59% of the Class A, Class B, Class C and Class D, respectively, of the International Equity Fund; and 0.49%, 0.48%, 0.54% and 0.48% of Class A, Class B, Class C and Class D, re-spectively, of the International Fixed Income Fund. The amount of fees or ex-penses assumed during the fiscal year ended October 31, 1995 differed among classes because of fluctuations during the year in relative levels of assets in each class and in expenses before reimbursement. The Funds expect the voluntary assumption of fees or expenses to continue in the current year, although they cannot give complete assurance that such assistance will be received.
FINANCIAL HIGHLIGHTS

The data set forth below has been audited by Deloitte & Touche LLP, independent accountants, whose report thereon is included in the Statement of Additional Information. For further information about the performance of the Funds, see "Financial Statements" in the Statement of Additional Information. INTERNATIONAL EQUITY FUND

                          CLASS A                        CLASS B                                 CLASS C
                  --------------------------     --------------------------     --------------------------------------------------
                                                                                                                 JANUARY 22, 1992
                  YEAR ENDED OCTOBER 31,         YEAR ENDED OCTOBER 31,          YEAR ENDED OCTOBER 31             (COMMENCEMENT
                  ----------------------         ----------------------         -----------------------------    OF OPERATIONS) TO
                    1995***        1994**          1995***        1994**         1995       1994       1993      OCTOBER 31, 1992
                    -------        ------          -------        ------        -------    -------    -------    -----------------
Net asset value,
beginning of
period..........  $     10.98    $     10.54     $     10.93    $     10.54     $ 11.01    $  9.56    $  6.50         $  7.40
Net investment
income*.........         (.08)          (.04)           (.15)          (.06)       (.05)      (.07)      (.02)            .04
Net realized and
unrealized gain
(loss) on
investments.....        (1.04)           .48           (1.04)           .45       (1.05)      2.09       3.17            (.94)
Dividends from
net investment
income..........          --             --              --             --          --        (.05)      (.04)            --
Distributions
from net
realized gains..         (.52)           --             (.52)           --         (.52)      (.52)      (.05)            --
                  -----------    -----------     -----------    -----------     -------    -------    -------         -------
Net asset value,
end of period...  $      9.34    $     10.98     $      9.22    $     10.93     $  9.39    $ 11.01    $  9.56         $  6.50
                  ===========    ===========     ===========    ===========     =======    =======    =======         =======
Total return....       (10.38)%+        4.17 %++      (11.09)%+        3.70 %++  (10.16)%+   22.73 %+   48.95 %+       (12.16)%++
Net assets at
end of period
(000s)..........  $    22,497    $    22,579     $    27,614    $    18,904     $33,883    $54,631    $27,767         $10,418
Ratio of
operating
expenses to
average net
assets*.........         1.90 %         1.90 %++        2.65 %         2.65 %++    1.65 %     1.65 %     1.65 %          1.65 %++
Ratio of net
investment
income (loss) to
average net
assets*.........        (0.82)%        (0.87)%++       (1.54)%        (1.61)%++   (0.51)%    (0.75)%    (0.37)%          0.79 %++
Portfolio
turnover rate...       100.68 %        80.60 %        100.68 %        80.60 %    100.68 %    80.60 %   116.12 %         77.83 %
*Reflects
voluntary
         assumption of
fees or expenses         CLASS D
per share in      -------------------------------
each period.....  $       .06    $       .03     $       .06    $       .03     $   .06    $   .05    $   .08         $   .10
                  YEAR ENDED OCTOBER 31,
                  ----------------------
                    1995***         1994**
                  --------------- ---------------
Net asset value,
beginning of
period..........  $     10.93     $     10.54
Net investment
income*.........         (.15)           (.07)
Net realized and
unrealized gain
(loss) on
investments.....        (1.04)            .46
Dividends from
net investment
income..........          --              --
Distributions
from net
realized gains..         (.52)            --
                  --------------- ---------------
Net asset value,
end of period...  $      9.22     $     10.93
                  =============== ===============
Total return....       (11.09)%+         3.70 %++
Net assets at
end of period
(000s)..........  $     5,674     $     2,134
Ratio of
operating
expenses to
average net
assets*.........         2.65 %          2.65 %++
Ratio of net
investment
income (loss) to
average net
assets*.........        (1.55)%         (1.62)%++
Portfolio
turnover rate...       100.68 %         80.60 %
*Reflects
voluntary
assumption of
fees or expenses
per share in
each period.....  $       .06     $       .03
INTERNATIONAL FIXED INCOME FUND
                          CLASS A                        CLASS B                                 CLASS C
                  --------------------------     --------------------------     --------------------------------------------------
                                                                                                                 JANUARY 22, 1992
                  YEAR ENDED OCTOBER 31,         YEAR ENDED OCTOBER 31,          YEAR ENDED OCTOBER 31             (COMMENCEMENT
                  ----------------------         ----------------------         -----------------------------    OF OPERATIONS) TO
                    1995***        1994**          1995***        1994**         1995       1994       1993      OCTOBER 31, 1992
                    -------        ------          -------        ------         ----       ----      -------    -----------------
Net asset value,
beginning of
period..........  $      8.31    $      7.99     $      8.28    $      7.99     $  8.32    $  8.24    $  7.85         $  7.40
Net investment
income*.........          .40            .30             .34            .27         .44        .14        .41             .32
Net realized and
unrealized gain
(loss) on
investments.....          .72            .27             .72            .26         .70        .46        .34             .13
Dividends from
net investment
income..........         (.59)          (.25)           (.53)          (.24)       (.61)      (.49)      (.36)             --
Distributions
from net
realized gains..         (.04)            --            (.04)            --        (.04)      (.03)        --              --
                  -----------    -----------     -----------    -----------     -------    -------    -------         -------
Net asset value,
end of period...  $      8.80    $      8.31     $      8.77    $      8.28     $  8.81    $  8.32    $  8.24         $  7.85
                  ===========    ===========     ===========    ===========     =======    =======    =======         =======
Total return....        14.26 %+        7.33 %++       13.53 %+        6.73 %++   14.51 %+    7.72 %+    9.98 %+         6.08 %++
Net assets at
end of period
(000s)..........  $     2,106    $     1,079     $     2,851    $     1,439     $24,516    $23,319    $24,965         $22,299
Ratio of
operating
expenses to
average net
assets*.........         1.74 %         1.69 %++        2.49 %         2.43 %++    1.49 %     1.47 %     1.50 %          1.50 %++
Ratio of net
investment
income to
average net
assets*.........         4.71 %         5.79 %++        3.94 %         5.06 %++    5.14 %     5.62 %     5.48 %          5.63 %++
Portfolio
turnover rate...        23.31 %        38.84 %         23.31 %        38.84 %     23.31 %    38.84 %    20.44 %         56.31 %
* Reflects
  voluntary
  assumption of
  fees or
  expenses per
  share in each
  period........  $       .06    $       .01     $       .06    $       .02     $   .06    $   .03    $   .03         $   .04
                         CLASS D
                  -------------------------------
                  YEAR ENDED OCTOBER 31,
                  ----------------------
                    1995***         1994**
                  --------------- ---------------
Net asset value,
beginning of
period..........  $      8.29     $      7.99
Net investment
income*.........          .34             .27
Net realized and
unrealized gain
(loss) on
investments.....          .72             .26
Dividends from
net investment
income..........         (.53)           (.23)
Distributions
from net
realized gains..         (.04)             --
                  --------------- ---------------
Net asset value,
end of period...  $      8.78     $      8.29
                  =============== ===============
Total return....        13.49 %          6.81 %++
Net assets at
end of period
(000s)..........  $     1,173     $       536
Ratio of
operating
expenses to
average net
assets*.........         2.49 %          2.45 %++
Ratio of net
investment
income to
average net
assets*.........         3.94 %          4.98 %++
Portfolio
turnover rate...        23.31 %         38.84 %
* Reflects
  voluntary
  assumption of
  fees or
  expenses per
  share in each
  period........  $       .06     $       .01

** March 1, 1994 (commencement of share class designations) to October 31,
   1994.

***Per-share figures have been calculated using the average share method.
++ Annualized.
+ Total return figures do not reflect any front-end or contingent deferred sales charges.
++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.

THE FUNDS' INVESTMENTS

Each of the International Equity Fund and the International Fixed Income Fund has its own investment objective and policies, as described below. These in-vestment objectives and policies are not fundamental and may be changed by the Board of Directors without shareholder approval. If the Directors should deter-mine that a change in the investment objective of either Fund is in the best interests of the Fund and its shareholders, the Fund will provide shareholders with advance written notice of the change so that each shareholder will have an opportunity to consider whether the Fund continues to be an appropriate invest-ment in light of his or her then current needs and financial position.

INTERNATIONAL EQUITY FUND

The investment objective of the International Equity Fund is to achieve long-term growth of capi-tal by investing primarily in common stocks and equity-re-lated securities of non-U.S. companies. Non-U.S. companies for these purposes are companies domiciled outside the United States. Equity-related securities in which the International Equity Fund may invest are: preferred stocks, securi-ties convertible into or exchangeable for common stocks and warrants. Current income is not a specific prerequisite in the selection of International Equity Fund securities. The performance of the International Equity Fund is measured in U.S. dollars.

 To achieve its objective, the International Equity Fund, under normal circum-stances, invests at least 65% of its net assets in common stocks and equity-re-lated securities of non-U.S. companies which GFM believes to be either trading at a discount to fair value or having attractive long-term prospects for growth of capital. Under normal circumstances, the Fund has at least three different countries represented in its portfolio. The International Equity Fund may also invest its net assets in common stocks and equity-related securities of emerg-ing growth companies that GFM expects will achieve above-average long-term earnings growth. Generally, investments in smaller capitalization companies will be limited to no more than 5% of the Fund's net assets. See "Foreign Secu-rities" below for information concerning emerging growth companies.
 The common stocks and equity-related securities purchased by the International Equity Fund generally are traded on a non-U.S. stock exchange or on an estab-lished over-the-counter market outside the United States. The Fund may invest in common stocks and equity-related securities of non-U.S. companies through the purchase of American Depositary Receipts ("ADRs"), European Depositary Re-ceipts ("EDRs"), and International Depositary Receipts ("IDRs"). See "Foreign Securities" below for information concerning ADRs, EDRs and IDRs.
 Although the International Equity Fund is primarily invested in common stocks and equity-related securities of non-U.S. companies, it may invest up to 35% of its net assets in (i) high and medium quality debt securities of domestic and non-U.S. issuers rated at least Baa or its equivalent by a nationally recog-nized securities rating organization ("NRSRO") or, if unrated, of comparable investment quality as determined by GFM and (ii) high-quality domestic and non-U.S. money market instruments, including repurchase agreements with non-U.S. banks and broker-dealers and "synthetic" money market positions. Generally, debt securities rated Baa have speculative elements as well as investment grade characteristics. These speculative features include a lack of protective ele-ments or a characteristically unreliability of such elements over any great length of time which would threaten the ability to make interest and principal payments. See "Other Investment Practices" for information concerning repur-chase agreements and synthetic money market positions. See the Statement of Ad-ditional Information for a description of the debt ratings of Moody's Investor Services, Inc. and Standard & Poor's Ratings Group.
 Under normal market and economic conditions, the International Equity Fund in-vests primarily in non-U.S. securities. Nevertheless, if in GFM's view, current or anticipated political, market, or economic conditions warrant, the Interna-tional Equity Fund may for temporary defensive purposes invest in domestic money market instruments, debt securities, and equity securities without limi-tation. During those time periods when the Fund has assumed a temporary defen-sive position, the Fund will not be pursuing its investment objective.

 The International Equity Fund intends to invest in a number of companies and countries. The Fund also has no set limits related to the geography of its in-vestments and expects to invest in companies located in Europe, the Pacific Ba-sin, and Latin America. Direct European investments are primarily in Western European countries, direct Latin American investments are primarily in Mexico and direct Pacific Basin investments are primarily in Australia, China, Hong Kong, Japan, Indonesia, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. Additionally, the Fund may make investments in companies, such as those located in Canada, which have operations in developing or emerging econo-mies. The Fund may also invest indirectly in non-U.S. securities in other geo-graphical areas through the purchase of ADRs. See "Foreign Securities" below for more information concerning ADRs. When allocating investments among geo-graphic regions and individual countries, GFM considers various factors, such as: prospects for relative economic growth among countries, regions or geo-graphic areas; expected levels of inflation; government policies influencing business conditions; and the outlook for currency relationships.

INTERNATIONAL FIXED INCOME FUND
The investment objective of the International Fixed Income Fund is to achieve the highest possible total return, consisting of income and realized and unrealized capital gains, consistent with prudent investment risk and preserva-tion of capital, by investing primarily in high quality debt securities of non-U.S. issuers. Non-U.S. issuers for these purposes are those domiciled outside the United States. The performance of the International Fixed Income Fund is measured in U.S. dollars. The type of securities (fixed income) in which the Fund primarily invests may preclude it from achieving its objective of highest total return under certain market conditions. The International Fixed Income Fund has no policy which limits the range of maturities of the debt obligations it will purchase. Because the Fund seeks the highest total return, the Fund maintains the flexibility to invest in debt securities at all maturity levels.
 To achieve its objective, the International Fixed Income Fund, under normal circumstances, invests at least 65% of its assets in high quality debt securi-ties. Under normal circumstances, the Fund has at least three different coun-tries represented in its portfolio. High quality debt securities of non-U.S. issuers are those rated at least AA- or its equivalent by an NRSRO, or, if unrated, of comparable investment quality as determined by GFM. See the State-ment of Additional Information for a description of the debt ratings of Moody's Investor Services, Inc. and Standard & Poor's Ratings Group. GFM will not pur-chase securities consisting of new long-term debt issues for the International Fixed Income Fund where those offerings are less than $100 million or its equivalent. Should any of the Fund's securities become rerated below AA--or its equivalent by an NRSRO, GFM has the freedom to sell the securities or to retain the securities in the Fund's portfolio if, in GFM's view, such investment is considered appropriate under the circumstances.
 Because of the high credit standards established for the International Fixed Income Fund, it is currently expected that investments in debt obligations is-sued or guaranteed by foreign national governments, their agencies, instrumen-talities or political subdivisions ("foreign government debt") will constitute over 25% of the value of the Fund's assets. However, if these securities are impacted by adverse economic conditions, the Fund may temporarily have less than 25% of the value of its assets invested in foreign government or govern-ment agency debt. The Fund may also invest in debt obligations issued or guar-anteed by international organizations ("supranational debt"), or issued by non-U.S. corporations or financial institutions. Securities of corporations and fi-nancial institutions in which the Fund may invest include corporate and commer-cial obligations, such as medium-term notes. For more information concerning foreign government debt or supranational debt, see "Foreign Securities."
 Under normal circumstances, when in GFM's view prevailing market or economic conditions warrant, the International Fixed Income Fund may be invested in short-term instruments, including repurchase agreements with non-U.S. banks and broker-dealers and "synthetic money market positions", such as described in "Other In-vestment Practices" below. Shorter-term investments in the Fund's portfolio may also include short-term foreign government debt, certificates of deposit, bank-ers' acceptances and deposit notes and certain other short-term obligations such as commercial paper with nine months or less remaining until maturity. For more information concerning bank money market instruments, see "Foreign Securi-ties."
 Although the International Fixed Income Fund does not intend to invest in eq-uity or equity-related securities, such as preferred stocks or securities con-vertible into or exchangeable for common stocks, the Fund retains the freedom to invest up to 35% of its assets in equity or equity-related securities under normal circumstances, when such securities provide significant opportunities, especially when the yields in the debt market are deemed to be unattractive.
 The International Fixed Income Fund intends to achieve its objective by in-vesting in a number of foreign issuers to take advantage of opportunities that may exist world-wide for its investors, including those opportunities that will enhance the value and increase the protection of their investment against in-flation. By investing in a number of different countries, it is believed that the Fund will not be affected by events in any one country. Nevertheless, if in GFM's view, current or anticipated political, market, or economic conditions warrant, the International Fixed Income Fund may for temporary defensive pur-poses invest in domestic money market instruments, debt securities and equity securities without limitation. During those time periods when the Fund has as-sumed a temporary defensive position, the Fund will not be pursuing its invest-ment objective.
 Where appropriate, to enhance return, the International Fixed Income Fund pur-chases foreign securities where the general economic climate and interest rate environment provide an opportunity for capital appreciation. Fixed income secu-rities appreciate in value where interest rates decline. If the currency in which the investment is held appreciates relative to the U.S. dollar, the In-ternational Fixed Income Fund's total investment will also appreciate. However, if interest rates rise or the currency in which the investment is held depreci-ates relative to the dollar, the Fund's total investment would be negatively affected. When allocating investments among particular countries, GFM considers primarily the interest rate environment and the strength of the currency rela-tive to the dollar. The strength of currency is weighed by considering the prospects for relative economic growth, relative levels of inflation and trends, government economic policies and balance of payments. For more informa-tion concerning currency transactions, see "Other Investment Practices--Cur-rency Exchange Transactions."

FOREIGN SECURITIES

Emerging Growth Companies
Investment in the securities of emerging growth companies involves greater risk than investment in more established companies. Such risks include the fact that securities of emerging growth companies may be subject to more abrupt or er-ratic market movements than more established companies or the market generally. Also, these companies may have limited product lines, markets or financial re-sources, or they may be dependent on a limited management group.

ADRs, EDRs and IDRs
ADRs are U.S. dollar-denominated certificates issued by U.S. banks or trust companies and represent the right to receive securities of a foreign issuer de-posited in a domestic bank or foreign branch of a U.S. bank. EDRs and IDRs are receipts issued in Europe, generally by non-U.S. banks or trust companies, that evidence ownership of non-U.S. securities. ADRs are traded on domestic ex-changes or in the U.S. over-the-counter market and, generally, are in regis-tered form. EDRs and IDRs are traded on non-U.S. exchanges or in non-U.S. over-the-counter markets and, generally, are in bearer form. Investment in ADRs has certain advantages over direct investment in the underlying non-U.S. securities because (i) ADRs are U.S. dollar-denominated investments which are registered domestically, easily transferable, and for which market quotations are readily available, and (ii) issuers whose securities are represented by

ADRs are generally subject to the same auditing, accounting, and financial re-porting standards as domestic issuers. There may be less information concerning foreign issuers whose securities are represented by ADRs that are sponsored by U.S. banks or trust companies rather than by the issuers themselves ("unsponsored ADRs").

Privately Placed Securities
The Funds may acquire privately placed equity securities including securities that are not registered under the Securities Act of 1933, but that can be of-fered and sold to qualified institutional buyers under Rule 144A under that Act ("144A securities"). However, a Fund will not invest more than 10% of its total assets in illiquid investments, which includes securities for which there is no readily available market. The Board of Directors may adopt guidelines and dele-gate to GFM the daily function of determining and monitoring the liquidity of 144A securities. Since the institutional market for 144A securities is not fully developed, the Board of Directors will carefully monitor the Funds' in-vestments in these securities, focusing on such factors, among others, as valu-ation, liquidity and availability of information.

Foreign Government Debt
The obligations of foreign governmental entities have various kinds of govern-ment support and include obligations issued or guaranteed by foreign governmen-tal entities with taxing powers. These obligations may or may not be supported by the full faith and credit of a foreign government. The Funds will invest in foreign government securities of issuers considered stable by GFM, based on its analysis of factors such as general political or economic conditions relating to the government and the likelihood of expropriation, nationalization, freezes or confiscation of private property. GFM does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities.

Supranational Debt
Supranational debt may be denominated in U.S. dollars, a foreign currency or a multi-national currency unit. Examples of supranational entities include World Bank, the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the suprana-tional entity is unable to repay its borrowings.

Foreign Currency Units
The Funds may invest in securities denominated in a multi-national currency unit. An illustration of a multi-national currency unit is the European Cur-rency Unit (the "ECU"), which is a "basket" consisting of specified amounts of the currencies of the member states of the European Community, a Western Euro-pean economic cooperative organization that includes France, Germany, The Neth-erlands and the United Kingdom. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. GFM does not believe that such adjustments will adversely affect holders of ECU-denomi-nated obligations or the marketability of such securities. European suprana-tional entities, in particular, issue ECU-denominated obligations. The Funds may invest in securities denominated in the currency of one nation although is-sued by a governmental entity, corporation or financial institution of another nation. For example, the Funds may invest in a British pound sterling-denomi-nated obligation issued by a United States corporation. Such investments in-volve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated.

Bank Money Market Instruments
Bank money market instruments may be Eurodollar obligations issued by foreign banks or by foreign branches or subsidiaries of U.S. banks or Yankeedollar ob-ligations issued by U.S. branches or subsidiaries of foreign banks. Eurodollar and Yankeedollar obligations may be general obliga-tions of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation.

OTHER INVESTMENT PRACTICES

Currency Exchange Transactions
Both Funds intend to invest in securities denominated in currencies other than the U.S. dollar, may temporarily hold funds in bank deposits or money market investments denominated in non-U.S. currencies, and may receive interest, divi-dends, and sale proceeds in non-U.S. currencies. As a result, the Funds will engage in currency exchange transactions to convert currencies to or from U.S. dollars. These currency transactions may be on a spot (e. g., cash) basis at the spot rate prevailing in the non-U.S. exchange market. To reduce risks asso-ciated with currency fluctuations, each Fund may also enter into forward for-eign currency exchange contracts to purchase or sell selected currencies, may write covered put and call options on selected currencies, may purchase put or call options on selected currencies, may sell or purchase currency futures con-tracts, and may sell or purchase put or call options on currency futures con-tracts. Such transactions will be used for hedging purposes, but in no event for speculation.

Writing Covered Put and Call Options and Purchasing Put and Call Options
In order to earn additional income or as a hedge against or to minimize antici-pated declines in the value of its securities, each Fund may write (sell) cov-ered call options on securities and stock indices and may purchase call options to close out covered call options previously entered into. In addition, to earn additional income, the Funds may write covered put options on securities and stock indices and may purchase put options to close out such covered put op-tions previously written. The Funds also may write covered call and covered put options on currencies and may purchase call and put options to close out cov-ered put and covered call options previously written. The Funds may write cov-ered call and covered put options on currencies to hedge against anticipated declines in the exchange rate of the currencies in which the Funds' securities held or to be purchased are denominated or to earn additional income for the Funds. The International Fixed Income Fund may also write covered call and put options on the yield "spread" or the difference in yield between two securi-ties, rather than prices of individual securities or indices. These transac-tions may be done for hedging purposes and also to earn additional income. These transactions involve greater risk than other hedging transactions.

 As a general matter, a call option gives the holder (purchaser) the right to buy and obligates the writer (seller) to sell, in return for a premium paid, the underlying security or currency at the exercise price during the option pe-riod. As a general matter, a put option gives the holder (purchaser) the right to sell and obligates the writer (seller) to purchase, in return for a premium paid, the underlying security or currency at the exercise price during the op-tion period. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by de-livery of a particular security. Each Fund will write covered call options only with respect to equity securities, bonds, and stock and bond indices which cor-relate with that Fund's particular portfolio securities and the Fund may write covered put and covered call options only on currencies that correlate with that Fund's investments. The Funds will write only covered options that are listed on recognized securities exchanges.

 Each Fund may also purchase put and call options with respect to securities and indices that correlate with each Fund's particular securities, and the Funds may also purchase put and call options on currencies that correlate with each Fund's investment. A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfo-lio securities, or the currencies in which its securities are denominated. As the holder of a put option with respect to individual securities or currencies, a Fund has the right to sell the securities or currencies underlying the op-tions and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exer-cise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index. A Fund may purchase call options in order to acquire the securities or currencies under-lying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying security or currency at the exercise price at any time during the option period. With respect to options on an index, the holder of a call option obtains the right to receive, upon exercise of the op-tion, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.
 Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the secu-rity or currency subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options--the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options--the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect cur-rent market values or exchange rates; and purchasing put and call options--pos-sible loss of the entire premium paid. In addition, the effectiveness of hedg-ing through the purchase or sale of index options will depend upon the extent to which price movements in the portion of the securities portfolios being hedged correlate with price movements in the selected index. Perfect correla-tion may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the index on which options are written. If the forecasts of GFM regarding movements in securities prices, in-terest rates or exchange rates are incorrect, a Fund's investment results may have been better without the hedge. A more thorough description of these in-vestment practices, their associated risks and the covering of certain of these obligations by depositing cash and other liquid assets in a segregated account is contained in the Statement of Additional Information.

Futures Contracts and Options on Futures Contracts
Each Fund may purchase and sell futures contracts on debt securities and indi-ces of debt securities (i.e. interest rate futures contracts) as a hedge against or to minimize adverse principal fluctuations resulting from antici-pated interest rate changes or as an efficient means to adjust its exposure to the bond market. The Fund may, where appropriate, enter into stock index futures contracts to provide a hedge for a portion of that particular Fund's equity holdings. Stock index futures contracts may be used as a way to imple-ment either an increase or decrease in portfolio exposure to the equity markets in response to changing market conditions. The Funds may also purchase and sell currency futures contracts as a hedge to protect against anticipated changes in currency rates or as an efficient means to adjust its exposure to the currency market. Each Fund may also write (sell) covered call options on futures con-tracts, purchase put and call options on futures contracts of the type which that Fund is permitted to purchase or sell, and may enter into closing transac-tions with respect to such options on futures contracts purchased or sold. The Fund may also write covered put options on futures contracts and may enter into closing transactions with respect to such options on futures contracts. When a Fund purchases a futures contract, or writes a put option or purchases a call option thereon, an amount of cash and liquid assets will be deposited in a seg-regated account with Portfolios' custodian so that the segregated amount, plus the amount of initial margin deposits held in the account of its broker, equals the market value of the futures contract, thereby ensuring that the use of the futures is unleveraged. The Funds will not enter into futures contracts for speculation and will only enter into futures con-tracts that are traded on a recognized futures exchange. No Fund will enter into futures contracts or options thereon if immediately thereafter the sum of the amounts of initial margin deposits on the Fund's open futures contracts and premiums paid for unexpired options on futures contracts would exceed 5% of the value of that Fund's total assets; provided, however, that in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount may be excluded in calculating the 5% limitation.

 The use of futures contracts by the Funds entails certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's income due to the use of hedging; possible reduction in value of both the security or cur-rency hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the contract and the security or currency being hedged; and potential losses in excess of the amount initially invested in futures contracts themselves. If the expecta-tions of GFM regarding movements in securities prices, interest rates or ex-change rates are incorrect, a Fund may have experienced better investment re-sults without hedging. The use of futures contracts and options on futures con-tracts requires special skills in addition to those needed to select portfolio securities. A further discussion of futures contracts and their associated risks is contained in the Statement of Additional Information.

Securities Purchased on "When-Issued" or "Forward Commitment" Basis
These transactions, which are made directly with another party, involve a com-mitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (ordinarily within ten days, although in some countries settlement may be as much as a month or two later). These trans-actions allow the Fund to lock in an attractive price or yield on a security the Fund owns or intends to purchase, regardless of future changes in interest rates. The Fund bears the risk, however, that the particular securities may de-cline in value between the trade and settlement dates. After a Fund enters into an agreement to purchase a security, however, no income will accrue to the Fund until delivery of the security. These transactions could be viewed as a form of borrowing by a Fund and are, therefore, subject to the Funds' restrictions with respect to borrowing generally. To ensure against the risk that the Funds will have insufficient assets to effect transactions subject to such commitments, cash and other liquid assets equal in value to the specified transaction price will be maintained in a segregated account on behalf of the Funds.

Repurchase Agreements
Each Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities. Under such agreements, the bank or primary dealer agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. In effect, a repurchase agreement may be seen as a loan made by the Fund to the bank or dealer with the security that is the subject of the repurchase agreement acting as "collateral". If the bank or dealer were to become bankrupt, the Fund may be delayed in recovering its "collateral" or may lose its rights to its "collateral". Repurchase agreements maturing in more than seven days are considered illiquid and subject to each Fund's limiting its investments in illiquid securities to no more than 10% of the Fund's total assets. In all instances, the Funds take possession of the underlying securities when investing in repurchase agreements. A further discussion of repurchase agreements and their associated risks is contained in the Statement of Additional Information.

Forward Foreign Currency Exchange Contracts
When a Fund invests in securities denominated in currencies other than U.S. dollars, such securities may be affected favorably or unfavorably by changes in currency rates. Each Fund may use forward foreign currency exchange contracts ("forward currency contracts") to hedge the currency risk relating to the non-U.S. dollar-denominated securities purchased, sold, or held by that Fund. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. The Funds may enter into forward currency contracts only under two circumstances. First, when a Fund has entered into a contract to purchase or sell a security denominated in a foreign currency or anticipates receiving a dividend on a security in the Fund's portfolio, that Fund may be able to protect itself against a possible loss, between the trade date and the settlement date or date on which the dividend is paid for such security, resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency in which such security is denominated, by entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of the foreign currency involved in the underlying security transaction (transaction hedge). However, this practice may limit potential gains which might result from a positive change in such currency relationships. Second, when GFM believes that the currency of a particular country may suffer or enjoy a substantial movement against the U.S. dollar (or another currency), a Fund may enter into a forward currency contract to sell or buy an amount of foreign currency approximating the value of some or all of that Fund's securities denominated in such foreign currency (position hedge). In addition the Funds may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or expects to have portfolio exposure. Each Fund may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A Fund's entry into forward contracts for position hedging, as well as any use of cross or proxy hedging techniques, will generally require the portfolio to hold high-grade, liquid securities or cash equal to the portfolio's obligations in a segregated account throughout the duration of the contract. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

Synthetic Non-U.S. Money Market Positions
Money market securities denominated in foreign currencies are permissible investments of the Funds. In addition to, or in lieu of direct investment in such securities, the Funds may construct a synthetic non-U.S. money market position by (i) purchasing a money market instrument denominated in U.S. dollars and (ii) concurrently entering into a forward currency contract to deliver a corresponding amount of U.S. dollars in exchange for a foreign currency on a future date and a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar-denominated money market instruments, a synthetic money market position utilizing such U.S. dollar-denominated instruments may offer greater liquidity than direct investment in a money market instrument denominated in a foreign currency.

Lending of Portfolio Securities
From time to time, the Funds may lend some of their portfolio securities to third parties such as brokers, dealers and other financial institutions. In re-turn the Funds receive collateral in the form of cash or United States Treasury securities that is maintained by the borrower at all times while the loan is outstanding in an amount equal to 100% of the current market value of the loaned securities. The Funds continue to have full ownership rights in the loaned securities and still bear market risks while the securities are in the hands of these third parties. The collateral may also be invested and such gains or losses would also inure to the Funds. The Funds bear the risk that borrowers may default on their obligation and that income from the loaned secu-rities may not be "qualified" under the tax laws. The Funds do not intend to loan their securities in any transaction which would jeopardize their tax sta-tus or in which the borrowers are not judged to be creditworthy. A further dis-cussion of loans of portfolio securities is contained in the Statement of Addi-tional Information.

RISK FACTORS
 Investments in securities of foreign issuers, particularly non-governmental issuers, involve risks which are not ordinarily associated with investments in domestic issuers. The securities of non-U.S. issuers held by the Funds generally will not be regis-tered under, nor will the issuers thereof be subject to, the reporting require-ments of the U.S. Securities and Exchange Commission. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Companies outside the United States are not subject to the same accounting, auditing, and financial reporting standards, practices, and requirements applicable to domestic companies. Stock markets outside the United States may not be as developed or as efficient as those in the United States, and government supervision and regulation of those stock markets and brokers is not identical to that in the United States. The securities of some non-U.S. companies may be less liquid and more volatile than securities of com-parable U.S. companies, and settlement of transactions with respect to such se-curities may sometimes be delayed beyond periods customary in the United States, which might present liquidity concerns. Further, fixed brokerage com-missions on certain non-U.S. stock exchanges are generally higher than negoti-ated commissions on United States exchange-listed securities, and custodial costs with respect to these securities generally exceed domestic costs. Enforc-ing obligations in other countries may be difficult. In addition, the tax au-thorities of some countries impose restrictions on the payment of dividends and require the Funds to file claims for payment of certain withheld dividends. With respect to some countries, there is the possibility of unfavorable changes in investment or exchange control regulations, expropriation, or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, po-litical or social instability, or diplomatic developments that could adversely affect investments in those countries. In addition, some markets trade at con-siderably higher valuation levels than in the United States. This condition re-sults in markets with greater potential for volatility and which are more sus-ceptible to the influence of events which may generally affect the markets and to the trades of large blocks of securities by large investors. Some countries are also heavily dependent on international trade and can be affected by retal-iatory or protectionist trade measures instituted by their trading partners and by the economic conditions of these partners. Further, the value of each Fund's securities denominated in foreign currencies will be affected favorably or un-favorably by changes in currency exchange rates and exchange control regula-tions, and the Funds may incur costs in connection with conversions between various currencies. Some of these risks are heightened for investments in Latin America. For example, governments of many Latin American countries exercise substantial influence over the private sector through their own investments in various companies, and the actions of these governments could have a signifi-cant effect on economic conditions in any particular country in the region.

LIMITING INVESTMENT RISK

Portfolios has adopted the following fundamental investment restrictions relat-ing to the investment of assets of each Fund and its activities. Additional fundamental investment restrictions are described in the Statement of Addi-tional Information, at "Investment Practices and Policies." The fundamental in-vestment restrictions discussed below and in the Statement of Additional Infor-mation, unlike a Fund's investment objective, may not be changed without ap-proval by the requisite vote of the outstanding voting shares of each Fund af-fected.
 No Fund may:
(1) write call options which are not covered options;
(2) write put options, except covered put options or put options to close out option positions previously entered into;
(3) invest in commodities or commodity contracts, except that: both Funds may purchase stock index, interest rate, and currency futures contracts, may write covered stock index, interest rate and currency futures contracts, may write covered put and call options on such futures contracts, may pur-chase put and call options on such futures contracts, and may enter into closing transactions with respect to options on such futures contracts; or
(4) make loans, provided, however, that this restriction shall not prohibit a Fund from (a) entering into repurchase agreements (see "In-
   vestment Practices and Policies," in the Statement of Additional Informa-
   tion), (b) purchasing bonds, notes, debentures or other obligations of a character customarily purchased by institutional or individual investors (whether or not publicly distributed) and (c) making loans of its portfolio securities which do not thereupon cause in excess of 20% of the value of the Fund's total assets to consist of loaned securities (see "Lending of Portfo-lio Securities," in this Prospectus and in the Statement of Additional In-formation for a discussion of risks associated with such practice).

 Nothing in the foregoing investment restrictions shall be deemed to prohibit either Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, except that no such purchase may be made if as a result the Fund will no longer be a diversified investment company as defined in the Investment Company Act of 1940 or fail to meet the diversification requirements of the Internal Revenue Code of 1986, as amended.

 Information on the PURCHASE OF SHARES, REDEMPTION OF SHARES and SHAREHOLDER SERVICES is set forth on pages 14 to 27 below.

--------------------------------------------------------------------------------
 A Fund is available for in-vestment by many kinds of investors including partic-ipants investing through 401(k) or other retirement plan sponsors, employees investing through savings plans sponsored by employ-ers, Individual Retirement Accounts ("IRAs"), trusts, corporations, individuals, etc. THE APPLICABILITY OF THE GENERAL INFORMATION AND ADMINISTRATIVE PROCEDURES SET FORTH BELOW ACCORDINGLY WILL VARY DEPENDING ON THE INVESTOR AND THE RECORD-KEEPING SYSTEM ESTABLISHED FOR A SHAREHOLDER'S INVEST-MENT IN A FUND. PARTICI-PANTS IN 401(K) AND OTHER PLANS SHOULD FIRST CONSULT WITH THE APPROPRIATE PERSON AT THEIR EMPLOYER OR REFER TO THE PLAN MATERIALS BE-FORE FOLLOWING ANY OF THE PROCEDURES BELOW. FOR MORE INFORMATION OR ASSISTANCE, ANYONE MAY CALL 1-800-562-0032.


PURCHASE OF SHARES

METHODS OF PURCHASE

Through Dealers
Shares of the Funds are continuously offered through securities dealers who have entered into sales agreements with the Distributor. Purchases through dealers are confirmed at the offering price, which is the net asset value plus the applicable sales charge, next determined after the order is duly received as defined herein by State Street Research Shareholder Services ("Shareholder Services"), a division of the Distributor, from the dealer. ("Duly received" for purposes herein means in accordance with the conditions of the applicable method of purchase as described below.) The dealer is responsible for transmit-ting the order promptly to Shareholder Services in order to permit the investor to obtain the current price. See "Purchase of Shares--Net Asset Value" herein.

By Mail
Initial investments in a Fund may be made by mailing or delivering to the in-vestor's securities dealer a completed Application (accompanying this Prospec-tus), together with a check for the total purchase price payable to the appli-cable Fund. The dealer must forward the Application and check in accordance with the instructions on the Application.
 Additional shares may be purchased by mailing to Shareholder Services a check payable to the Fund in the amount of the total purchase price together with any one of the following: (i) an Application; (ii) the stub from a shareholder's account statement; or (iii) a letter setting forth the name of the Fund, the class of shares and the shareholder's account name and number. Shareholder Services will deliver the purchase order to the transfer agent and dividend paying agent, State Street Bank and Trust Company (the "Transfer Agent").
 If a check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be cancelled.

By Wire
An investor may purchase shares by wiring Federal funds of not less than $5,000 to State Street

Bank and Trust Company, which also serves as Portfolios' custodian (the "Custo-dian"), as set forth below. Prior to making an investment by wire, an investor must notify Shareholder Services at 1-800-521-6548 and obtain a control number and instructions. Following such notification, Federal funds should be wired through the Federal Reserve System to:

  ABA #011000028
  State Street Bank and Trust Company
  Boston, MA
  BNF=Name of Fund and class of shares (A, B, C or D)
  AC=99029761
  OBI=Shareholder Name
  Shareholder Account Number
  Control #K (assigned by State Street Research Shareholder Services)

 In order for a wire investment to be processed on the same day (i) the in-vestor must notify Shareholder Services of his or her intention to make such investment by 12 noon Boston time on the day of his or her investment; and (ii) the wire must be received by 4 P.M. Boston time that same day.

 An investor making an initial investment by wire must promptly complete the Application accompanying this Prospectus and deliver it to his or her securi-ties dealer, who should forward it as required. No redemptions will be effected until the Application has been duly processed.

 Portfolios may in its discretion discontinue, suspend or change the practice of accepting orders by any of the methods described above. Orders for the pur-chase of shares are subject to acceptance by Portfolios. Portfolios reserves the right to reject any purchase order, including orders in connection with ex-changes, for any reason which Portfolios in its sole discretion deems appropri-ate. Portfolios reserves the right to suspend the sale of shares of either Fund.

MINIMUM INVESTMENT

                                                           CLASS OF SHARES
                                                     ---------------------------
                                                       A      B      C      D
                                                     ---------------------------
Minimum Initial Investment
 By Wire............................................... $5,000 $5,000 (a) $5,000
 IRAs.................................................. $2,000 $2,000 (a) $2,000
 By Investamatic....................................... $1,000 $1,000 (a) $1,000
 All other............................................. $2,500 $2,500 (a) $2,500
Minimum Subsequent Investment
 By Wire............................................... $5,000 $5,000 (a) $5,000
 IRAs.................................................. $   50 $   50 (a) $   50
 By Investamatic....................................... $   50 $   50 (a) $   50
 All other............................................. $   50 $   50 (a) $   50

-------

(a) Special conditions apply; contact Distributor.

 Each Fund reserves the right to vary the minimums for initial or subsequent investments from time to time as in the case of, for example, exchanges and in-vestments under various retirement and employee benefit plans, sponsored ar-rangements involving group solicitations of the members of an organization, or other investment plans such as for reinvestment of dividends and distributions or for periodic investments (e.g., Investamatic Check Program).

ALTERNATIVE PURCHASE PROGRAM

General

Alternative classes of shares permit investors to select a purchase program which they believe will be the most advantageous for them, given the amount of their purchase, the length of time they anticipate holding Fund shares, or the flexibility they desire in this regard, and other relevant circumstances. In-vestors will be able to determine whether in their particular circumstances it is more advantageous to incur an initial sales charge and not be subject to certain ongoing charges or to have their entire initial purchase price invested in a Fund with the investment being subject thereafter to ongoing service fees and distribution fees.

 As described in greater detail below, securities dealers are paid differing amounts of commissions and other compensation depending on which class of shares they sell.

 The major differences among the various classes of shares are as follows:

                         CLASS A        CLASS B        CLASS C        CLASS D
                         -------        -------        -------        -------
SALES CHARGES            Initial sales  Contingent     None           Contingent
                         charge at time deferred sales                deferred sales
                         of investment  charge of 5%                  charge of 1%
                         of up to 4.5%  to 2% applies                 applies to any
                         depending on   to any shares                 shares
                         amount of      redeemed                      redeemed
                         investment     within first                  within one
                                        five years                    year following
                                        following                     their purchase
                                        their
                                        purchase; no
                                        contingent
                                        deferred sales
                                        charge after
                                        five years
                         On investments
                         of $1 million
                         or more, no
                         initial sales
                         charge; but
                         contingent
                         deferred sales
                         charge of 1%
                         applies to any
                         shares
                         redeemed
                         within one
                         year following
                         their purchase
DISTRIBUTION FEE         None           0.75% for      None           0.75% each
                                        first eight                   year
                                        years; Class B
                                        shares convert
                                        automatically
                                        to Class A
                                        shares after
                                        eight years
SERVICE FEE              0.25% each     0.25% each     None           0.25% each
                         year           year                          year
INITIAL COMMISSION RE-   Above          4%             None           1%
CEIVED BY SELLING SECU-  described
RITIES DEALER            initial sales
                         charge less
                         0.25% to 0.50%
                         retained by
                         Distributor
                         On investments
                         of $1 million
                         or more, 0.25%
                         to 1% paid to
                         dealer by
                         Distributor

 In deciding which class of shares to purchase, the investor should consider the amount of the investment, the length of time the investment is expected to be held, and the ongoing service fee and distribution fee, among other factors.

 Class A shares are sold at net asset value plus an initial sales charge of up to 4.5% of the public offering price. Because of the sales charge, not all of an investor's purchase amount is invested unless the purchase equals $1,000,000 or more. Class B shareholders pay no initial sales charge, but a contingent de-ferred sales charge of up to 5% generally applies to shares redeemed within five years of purchase. Class D shareholders also pay no initial sales charge, but a contingent deferred sales charge of 1% generally applies to redemptions made within one year of purchase. For Class B and Class D shareholders, there-fore, the entire purchase amount is immediately invested in a Fund.

 An investor who qualifies for a significantly reduced initial sales charge, or a complete waiver of the sales charge on investments of $1,000,000 or more, on the purchase of Class A shares, might elect that option to take advantage of the lower ongoing service and distribution fees that characterize Class A shares compared with Class B or Class D shares.

 Class A, Class B and Class D shares are assessed an annual service fee of 0.25% of average daily net assets. Class B shares are assessed an annual dis-tribution fee of 0.75% of daily net assets for an eight-year period following the date of purchase and are then automatically converted to Class A shares. Class D shares are assessed an annual distribution fee of 0.75% of daily net assets for as long as the shares are held. The prospective investor should con-sider these fees plus the initial or contingent deferred sales charges in esti-mating the costs of investing in the various classes of a Fund's shares.

 Only certain employee benefit plans and large institutions may make invest-ments in Class C shares.

 Some of the service and distribution fees are allocated to dealers (see "Dis-tribution Plan" below). In addition, the Distributor may, at its expense, pro-vide additional cash and noncash incentives to securities dealers that sell shares. Such incentives may be extended only to those dealers who have sold or may sell significant amounts of shares and/or meet other conditions established by the Distributor; for example, the Distributor may sponsor special promotions to develop particular distribution channels or to reach certain investor groups. The incentives may include merchandise and trips to and attendance at sales seminars at resorts.

CLASS A SHARES--INITIAL SALES CHARGES

Sales Charges

The purchase price of a Class A share of a Fund is the Fund's per share net as-set value next determined after the purchase order is duly received, as defined herein, plus a sales charge which varies depending on the dollar amount of the shares purchased as set forth in the table below. A major portion of this sales charge is reallowed by the Distributor to the securities dealer responsible for the sale.

                             SALES                       SALES
                             CHARGE                     CHARGE
                            PAID BY                     PAID BY                      DEALER
     DOLLAR                 INVESTOR                   INVESTOR                    CONCESSION
    AMOUNT OF               AS % OF                     AS % OF                     AS % OF
    PURCHASE                PURCHASE                   NET ASSET                    PURCHASE
   TRANSACTION               PRICE                       VALUE                       PRICE
---------------------------------------------------------------------------------------------
Less than
$100,000                     4.50%                       4.71%                       4.00%
---------------------------------------------------------------------------------------------
$100,000 or above
but less than
$250,000                     3.50%                       3.63%                       3.00%
---------------------------------------------------------------------------------------------
$250,000 or above
but less than
$500,000                     2.50%                       2.56%                       2.00%
---------------------------------------------------------------------------------------------
$500,000 or above
but less than
$1 million                   2.00%                       2.04%                       1.75%
---------------------------------------------------------------------------------------------
                                                                                      See
$1 million and                                                                     following
above                           0%                          0%                     discussion

 On any sale of International Equity Fund Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor will pay the authorized securities dealer a commission based on the aggregate of such sales as follows:

AMOUNT OF SALE                                                        COMMISSION
--------------                                                        ----------
(a)$1 million to $3 million..........................................   1.00%
(b)Next $2 million...................................................   0.50%
(c)Amount over $5 million............................................   0.25%

 On any sale of International Fixed Income Fund Class A shares to a single in-vestor in the amount of $1,000,000 or more, the Distributor will pay the autho-rized securities dealer a commission as follows:

AMOUNT OF SALE                                                        COMMISSION
--------------                                                        ----------
(a)$1 million to $3 million..........................................   0.70%
(b)Next $2 million...................................................   0.50%
(c)Amount over $5 million............................................   0.25%


 On such sales of $1,000,000 or more, the investor is subject to a 1% contin-gent deferred sales charge on any portion of the purchase redeemed within one year of the sale. However, such redeemed shares will not be subject to the con-tingent deferred sales charge to the extent that their value represents (1) capital appreciation or (2) reinvestment of dividends or capital gains distri-butions. In addition, the contingent deferred sales charge will be waived for certain other redemptions as described under "Contingent Deferred Sales Charge Waivers" below (as otherwise applicable to Class B shares.)

 Class A shares of a Fund that are purchased without a sales charge may be ex-changed for Class A shares of certain other Eligible Funds, as defined below, without the imposition of a contingent deferred sales charge, although contin-gent deferred sales charges may apply upon a subsequent redemption within one year of the Class A shares which are acquired through such exchange. For fed-eral income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to the Distributor.

Reduced Sales Charges
The reduced sales charges set forth in the table above are applicable to pur-chases made at any one time by any "person," as defined in the Statement of Ad-ditional Information, of $100,000 or more of Class A shares of a Fund or a com-bination of "Eligible Funds." "Eligible Funds" include the Funds and other funds so designated by the Distributor from time to time. Class B, Class C and Class D shares may also be included in the combination under certain circum-stances. Securities dealers should call Shareholder Services for details con-cerning the other Eligible Funds and any persons who may qualify for reduced sales charges and related information. See the Statement of Additional Informa-tion.

Letter of Intent
Any investor who provides a Letter of Intent may qualify for a reduced sales charge on purchases of no less than an aggregate of $100,000 of Class A shares of the Funds and any other Eligible Funds within a 13-month period. Class B, Class C and Class D shares may also be included in the combination under cer-tain circumstances. Additional information on a Letter of Intent is available from dealers, or from the Distributor, and also appears in the Statement of Ad-ditional Information.

Right of Accumulation
Investors may purchase Class A shares of a Fund or a combination of shares of the Funds and other Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. Under the Right of Accumulation, the sales charge is deter-mined by combining the current purchase with the value of the Class A shares of other Eligible Funds held at the time of purchase. Class B, Class C and Class D shares may also be included in the combination under certain circumstances. See the Statement of Additional Information and call Shareholder Services for de-tails concerning the Right of Accumulation.

Other Programs
Class A shares of the Funds may be sold or issued in an exchange at a reduced sales charge or without a sales charge pursuant to certain sponsored arrange-ments, which include programs under which a company, employee benefit plan or other organization makes recommenda-tions to, or permits group solicitation of, its employees, members or partici-pants, except any organization created primarily for the purpose of obtaining shares of the Funds at a reduced sales charge or without a sales charge. Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established from time to time by the Distributor, in the event the Distributor determines to implement such arrangements. Information on such ar-rangements and further conditions and limitations is available from the Dis-tributor.
 In addition, no sales charge is imposed in connection with the sale of Class A shares of a Fund to the following entities and persons: (A) the Investment Man-ager, Distributor, or any affiliated entities, including any direct or indirect parent companies and other subsidiaries of such parents (collectively "Affili-ated Companies"); (B) employees, officers, sales representatives or current or retired directors or trustees of the Affiliated Companies or any investment company managed by any of the Affiliated Companies, any relatives of any such individuals whose relationship is directly verified by such individuals to the Distributor, or any beneficial account for such relatives or individuals; and
(C) employees, officers, sales representatives or directors of dealers and other entities with a selling agreement with the Distributor to sell shares of any aforementioned investment company, any spouse or child of such person, or any beneficial account for any of them. The purchase must be made for invest-ment and the shares purchased may not be resold except through redemption. This purchase program is subject to such administrative policies, regarding the qualification of purchasers and any other matters, as may be adopted by the Distributor from time to time.

CLASS B SHARES--CONTINGENT DEFERRED SALES CHARGES
Contingent Deferred Sales Charges
The public offering price of Class B shares is the net asset value per share next determined after the purchase order is duly received, as defined herein. No sales charge is imposed at the time of purchase; thus the full amount of the investor's purchase payment will be invested in the Funds. However, a contin-gent deferred sales charge may be imposed upon certain redemptions of Class B shares as described below.
 The Distributor will pay securities dealers at the time of sale a 4% commis-sion for selling Class B shares. The proceeds of the contingent deferred sales charge and the distribution fee are used to offset distribution expenses and thereby permit the sale of Class B shares without an initial sales charge.
 Class B shares that are redeemed within a five-year period after their pur-chase will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund as-sets or (2) reinvestment of dividends or capital gains distributions. The amount of any applicable contingent deferred sales charge will be calculated by multiplying the net asset value of such shares at the time of redemption or at the time of purchase, whichever is lower, by the applicable percentage shown in the table below:

                                                             CONTINGENT DEFERRED
                                                                SALES CHARGE
                                                             AS A PERCENTAGE OF
                                                               NET ASSET VALUE
REDEMPTION DURING                                               AT REDEMPTION
-----------------                                            -------------------
1st Year Since Purchase.....................................          5%
2nd Year Since Purchase.....................................          4
3rd Year Since Purchase.....................................          3
4th Year Since Purchase.....................................          3
5th Year Since Purchase.....................................          2
6th Year Since Purchase and Thereafter......................        None

 In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption of Class B shares is made first of those shares having the greatest capital appreciation, next of shares repre-senting reinvestment of dividends and capital gains distributions and finally of remaining shares held by the shareholder for the longest period of time. The holding period for purposes of applying a contingent deferred sales charge on Class B shares of a Fund acquired through an exchange from another Eligible Fund will be measured from the date that such shares were initially acquired in the other Eligible Funds, and Class B shares being redeemed will be considered to represent, as applicable, capital appreci-ation or dividend and capital gains distribution reinvestments in such other Eligible Fund. These determinations will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on re-demption. The amount of any contingent deferred sales charge will be paid to the Distributor.

Contingent Deferred Sales Charge Waivers

The contingent deferred sales charge does not apply to exchanges, or to redemp-tions under a systematic withdrawal plan which meets certain conditions. In ad-dition, the contingent deferred sales charge will be waived for: (i) redemp-tions made within one year of the death or total disability, as defined by the Social Security Administration, of all shareholders of an account; (ii) redemp-tions made after attainment of a specific age in an amount which represents the minimum distribution required at such age under Section 401(a)(9) of the Inter-nal Revenue Code for retirement accounts or plans (e.g., age 70 1/2 for IRAs and Section 403(b) plans), calculated solely on the basis of assets invested in the Funds or other Eligible Funds; and (iii) a redemption resulting from a tax-free return of an excess contribution to an IRA. (The foregoing waivers do not apply to a tax-free rollover or transfer of assets out of a Fund.) The Funds may modify or terminate the waivers described above at any time; for example, the Funds may limit the application of multiple waivers.

Conversion of Class B Shares to Class A Shares
A shareholder's Class B shares, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A shares of a Fund at the end of eight years following the issuance of such Class B shares; consequently, they will no longer be subject to the higher ex-penses borne by Class B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may re-sult in a shareholder receiving either a greater or fewer number of Class A shares than the Class B shares so converted. As noted above, holding periods for Class B shares received in exchange for Class B shares of other Eligible Funds will be counted toward the eight-year period.

CLASS C SHARES--INSTITUTIONAL; NO SALES CHARGE
The purchase price of a Class C share of a Fund is the Fund's per share net as-set value next determined after the purchase order is duly received, as defined herein. No sales charge is imposed at the time of purchase or redemption. The Funds will receive the full amount of the investor's purchase payment.
 Class C shares are only available for new investments by certain employee benefit plans and large institutions. See the Statement of Additional Informa-tion. Information on the availability of Class C shares and further conditions and limitations with respect thereto is available from the Distributor.
 Class C shares may also be issued in connection with mergers and acquisitions involving a Fund, and under certain other circumstances as described in this Prospectus (e.g., see "Shareholder Services--Exchange Privilege").
 Class C shares may have also been issued directly or through exchanges to those shareholders of the Funds and other Eligible Funds who previously held shares not subject to any future sales charge or service fees or distribution fees.

CLASS D SHARES--SPREAD SALES CHARGES
The purchase price of a Class D share of a Fund is the Fund's per share net as-set value next determined after the purchase order is duly received, as defined herein. No sales charge is imposed at the time of purchase; thus the full amount of the investor's purchase payment will be invested in the Funds. Class D shares are subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale. The contingent deferred sales charge will be 1% of the lesser of the net asset value of the shares at the time of purchase or at the time of redemption. The Distributor pays securi-ties dealers a 1% commission for selling Class D shares at the time of pur-chase. The proceeds of the contingent deferred sales charge and the distribution fee are used to offset distribution expenses and thereby permit the sale of Class D shares without an initial sales charge.
 Class D shares that are redeemed within one year after purchase will not be subject to the contingent deferred sales charge to the extent that the value of the such shares represents (1) capital appreciation of Fund assets or (2) rein-vestment of dividends or capital gains distributions. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on re-demption. The amount of any contingent deferred sales charge will be paid to the Distributor.

NET ASSET VALUE
Each Fund's per share net asset values are determined Monday through Friday as of the close of the New York Stock Exchange ("NYSE") exclusive of days on which the NYSE is closed. The NYSE ordinarily closes at 4 P.M., New York City time. Assets held by a Fund are valued on the basis of the last reported sale price or quotations as of the close of business on the valuation date, except that securities and assets for which market quotations are not readily available are valued as determined in good faith by or under the authority of the Directors of Portfolios. In determining the value of certain assets for which market quo-tations are not readily available, Portfolios may use one or more pricing serv-ices. The pricing services utilize information with respect to market transac-tions, quotations from dealers and various relationships among securities in determining value and may provide prices determined as of times prior to the close of the NYSE. The Directors have authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less and having a remaining maturity of 60 days or less when the value ob-tained is fair value. Further information with respect to the valuation of each Fund's assets is included in the Statement of Additional Information.

DISTRIBUTION PLAN
Portfolios has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Dis-tribution Plan") in accordance with the regulations under the Investment Com-pany Act of 1940, as amended (the "1940 Act"). Under the provisions of the Dis-tribution Plan, each Fund makes payments to the Distributor based on an annual percentage of the average daily value of the net assets of each class of shares as follows:

                                                        DISTRIBUTION
CLASS                SERVICE FEE                            FEE
-----                -----------                        ------------
  A                     0.25%                               None
  B                     0.25%                               0.75%
  C                     None                                None
  D                     0.25%                               0.75%

 Some or all of the service fees are used to reimburse securities dealers (in-cluding securities dealers that are affiliates of the Distributor) for personal services and/or the maintenance of shareholder accounts. A portion of any ini-tial commission paid to dealers for the sale of shares of a Fund represents payment for personal services and/or the maintenance of shareholder accounts by such dealers. Dealers who have sold Class A shares are eligible for further re-imbursement commencing as of the time of such sale. Dealers who have sold Class B and Class D shares are eligible for further reimbursement after the first year during which such shares have been held of record by such dealer as nomi-nee for its clients (or by such clients directly). Any service fees received by the Distributor and not allocated to dealers may be applied by the Distributor in reduction of expenses incurred by it directly for personal services and the maintenance of shareholder accounts.
 The distribution fees are used primarily to offset initial and ongoing commis-sions paid to securities dealers for selling such shares. Any distribution fees received by the Distributor and not allocated to dealers may be applied by the Distributor in connection with sales or marketing efforts, including special promotional fees and cash and noncash incentives based upon sales by securities dealers.
 The Distributor provides distribution services on behalf of other funds having distribution plans and receives similar payments from, and incurs similar ex-penses on behalf of, such other funds. When expenses of the Distributor cannot be identified as relating to a specific fund, the Distributor allocates ex-penses among the funds in a manner deemed fair and equitable to each fund. Such allocations are subject to review by Portfolios' Directors.

 Commissions and other cash and noncash incentives and payments to dealers, to the extent payable out of the general profits, revenues or other sources of the Distributor (including the advisory fees paid by the Funds), have also been au-thorized pursuant to the Distribution Plan.

 A rule of the National Association of Securities Dealers, Inc. ("NASD") limits the annual expenditures which a Fund may incur under the Distribution Plan to 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount which a Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus in-terest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charges). Such limitation does not apply to shareholder service fees. Payments to the Distributor or to dealers funded under the Distribution Plan may be discontinued at any time by the Directors of Portfolios.

REDEMPTION OF SHARES

Shareholders may redeem all or any portion of their accounts on any day the NYSE is open for business. Redemptions will be effective at the net asset value per share next determined (see "Purchase of Shares--Net Asset Value" herein) after the receipt of the redemption request in accordance with the requirements described below, by Shareholder Services and delivery of the request by Share-holder Services to the Transfer Agent. To allow time for the clearance of checks used for the purchase of any shares which are tendered for redemption shortly after purchase, the remittance of the redemption proceeds for such shares could be delayed for 15 days or more after the purchase. Shareholders who anticipate a potential need for immediate access to their investments should, therefore, purchase shares by wire. Except as noted, redemption pro-ceeds from a Fund are normally remitted within seven days after receipt of the redemption request by the Fund and any necessary documents in good order.

METHODS OF REDEMPTION

Request By Mail

A shareholder may request redemption of shares, with proceeds to be mailed to the shareholder or wired to a predesignated bank account (see "Proceeds By Wire" below), by sending to State Street Research Shareholder Services, P.O. Box 8408, Boston, Massachusetts 02266-8408: (1) a written request for redemp-tion signed by the registered owner(s) of the shares, exactly as the account is registered; (2) an endorsed stock power in good order with respect to the shares or, if issued, the share certificates for the shares endorsed for trans-fer or accompanied by an endorsed stock power; (3) any required signature guar-antees (see "Redemption of Shares--Signature Guarantees" below); and (4) any additional documents which may be required for redemption in the case of corpo-rations, trustees, etc., such as certified copies of corporate resolutions, governing instruments, powers of attorney and the like. The Transfer Agent will not process requests for redemption until it has received all necessary docu-ments in good order. A shareholder will be notified promptly if a redemption request cannot be accepted. Shareholders having any questions about the re-quirements for redemption should call Shareholder Services toll-free at 1-800-562-0032.

Request By Telephone
Shareholders may request redemption by telephone with proceeds to be transmit-ted by check or by wire (see "Proceeds By Wire" below). A shareholder can re-quest a redemption for $50,000 or less to be transmitted by check. Such check for the proceeds will be made payable to the shareholder of record and will be mailed to the address of record. There is no fee for this service. It is not available for shares held in certificate form or if the address of record has been changed within 30 days of the redemption request. Portfolios may revoke or suspend the telephone redemption privilege at any time and without notice. See "Shareholder Services--Telephone Services" for a discussion of the conditions and possible risks associated with Telephone Privileges.

Proceeds By Wire
Upon a shareholder's written request or by telephone if the shareholder has Telephone Privileges (see "Shareholder Services--Telephone Services" herein), Portfolios' custodian will wire redemption proceeds to the shareholder's predesignated bank account. To make the request, the shareholder should call 1-800-521-6548 prior to 4 P.M. Boston time. A $7.50 charge against the shareholder's account will be imposed for each wire redemption. This charge is subject to change without notice. The share-holder's bank may also impose a charge for receiving wires of redemption pro-ceeds. The minimum redemption by wire is $5,000.

Request to Dealer to Repurchase
For the convenience of shareholders, Portfolios has authorized the Distributor as its agent to accept orders from dealers by wire or telephone for the repur-chase of shares by the Distributor from the dealer. Portfolios may revoke or suspend this authorization at any time. The repurchase price is the net asset value for the applicable shares next determined following the time at which the shares are offered for repurchase by the dealer to the Distributor. The dealer is responsible for promptly transmitting a shareholder's order to the Distribu-tor. Payment of the repurchase proceeds is made to the dealer who placed the order promptly upon delivery of certificates for shares in proper form for transfer or, for Open Accounts, upon the receipt of a stock power with signa-tures guaranteed as described below, and, if required, any supporting docu-ments. Neither Portfolios nor the Distributor imposes any charge upon such a repurchase. However, a dealer may impose a charge as agent for a shareholder in the repurchase of his or her shares.

 Portfolios has reserved the right to change, modify or terminate the services described above at any time.

ADDITIONAL INFORMATION

BECAUSE OF THE RELATIVELY HIGH COST OF MAINTAINING SMALL SHAREHOLDER ACCOUNTS, EACH FUND RESERVES THE RIGHT TO INVOLUNTARILY REDEEM AT ITS OPTION ANY SHAREHOLDER ACCOUNT WHICH REMAINS BELOW $1,500 FOR A PERIOD OF 60 DAYS AFTER NOTICE IS MAILED TO THE APPLICABLE SHAREHOLDER, OR TO IMPOSE A MAINTENANCE FEE ON SUCH ACCOUNT AFTER 60 DAYS' NOTICE. Such involuntary redemptions will be subject to applicable sale charges, if any. Each Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by a Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. CURRENTLY, THE MAINTENANCE FEE IS $18 ANNUALLY, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in a Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account.


 To cover the cost of additional compliance administration, a $20 fee will be charged against any shareholder account that has been determined to be subject to escheat under applicable state laws.

 Portfolios may not suspend the right of redemption or postpone the date of payment of redemption proceeds for a Fund for more than seven days, except that
(a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or regular trading on the NYSE is restricted; (2) during any period in which an emergency exists as a re-sult of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine a Fund's net asset value; or (3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors; and (b) payment of redemption proceeds may be postponed as otherwise provided under "Redemption of Shares" herein. Portfolios retains the right to redeem the shares of a Fund for other than cash. Any redemptions other than in cash will be made subject to the pro-visions of Securities and Exchange Commission rules. (See discussion of redemp-tions in kind in the Statement of Additional Information.)

SIGNATURE GUARANTEES

To protect shareholder accounts, the Transfer Agent, Portfolios, the Investment Manager and the Distributor from possible fraud, signature guarantees are re-quired for certain redemptions. Signature guarantees help the Transfer Agent to determine that the person who has authorized a redemption from the account is, in fact, the shareholder. Signature guarantees are required for, among other things: (1) written requests for redemptions for more than $50,000; (2) written requests for redemptions for any amount if the proceeds are transmitted to other than the current address of record (unchanged in the past 30 days); (3) written requests for redemptions for any amount sub-mitted by corporations and certain fiduciaries and other intermediaries; and
(4) requests to transfer the registration of shares to another owner. Signa-tures must be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution. The Transfer Agent will not accept guarantees (or notarizations) from notaries public. The above requirements may be waived by Portfolios in certain instances.

SHAREHOLDER SERVICES

THE OPEN ACCOUNT SYSTEM
Under the Open Account System full and fractional shares of each Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Cer-tificates representing Class B or Class D shares will not be issued, while cer-tificates representing Class A or Class C shares will only be issued if specif-ically requested by shareholders in writing and, in any case, will only be is-sued for full shares, with any fractional shares to be carried on the share-holder's account. Shareholders will receive periodic statements of transactions on their accounts.

 Portfolios' Open Account System provides the following options:

 1. Additional purchases of shares of any Fund may be made through dealers, by wire or by mailing a check, payable to the applicable Fund, to Shareholder Services under the terms set forth above under "Purchase of Shares."

 2. The following methods of receiving dividends from investment income and distributions from capital gains are available:

  (a) All income dividends and capital gains distributions reinvested in ad-ditional shares of the applicable Fund.
  (b) All income dividends in cash; all capital gains distributions rein-vested in additional shares of the applicable Fund.
  (c) All income dividends and capital gains distributions in cash.
  (d) All income dividends and capital gains distributions invested in any one available Eligible Fund designated by the shareholder as described below. See "Dividend Allocation Plan" herein.
 Dividend and distribution selections should be made on the Application accom-panying the initial investment. If no selection is indicated on the Applica-tion, that account will be automatically coded for reinvestment of all divi-dends and distributions in additional shares of the same class of the applica-ble Fund. Selections may be changed at any time by telephone or written notice to Shareholder Services. Dividends and distributions are reinvested at net as-set value without a sales charge.

EXCHANGE PRIVILEGE

Shareholders of a Fund may exchange their shares for available shares with cor-responding characteristics of any of the other Eligible Funds at any time on the basis of the relative net asset values of the respective shares to be ex-changed, subject to compliance with applicable securities laws. Shareholders of any other Eligible Fund may similarly exchange their shares for Fund shares with corresponding characteristics. Prior to making an exchange, shareholders should obtain the prospectus of the Eligible Fund into which they are exchang-ing. Under the Direct Program, subject to certain conditions, shareholders may make arrangements for regular exchanges from a Fund into other Eligible Funds. To effect an exchange, Class A, Class B and Class D shares may be redeemed without the payment of any contingent deferred sales charge that might other-wise be due upon an ordinary redemption of such shares. The State Street Re-search Money Market Fund issues Class E shares which are sold without any sales charge. Exchanges of State Street Research Money Market Fund Class E shares into Class A shares of the Funds or any other Eligible Fund are subject to the initial sales charge or contingent deferred sales charge applicable to an ini-tial investment in such Class A shares, unless a prior Class A sales charge has been paid directly or indirectly with respect to the shares redeemed. For pur-poses of computing the contingent deferred sales charge that may be payable upon disposition of the acquired Class A, Class B and Class D shares, the holding period of the redeemed shares is "tacked" to the holding period of the acquired shares. The period any Class E shares are held is not tacked to the holding period of any acquired shares. No exchange transaction fee is cur-rently imposed on any exchange.

 For the convenience of the shareholders who have Telephone Privileges, Portfo-lios permits exchanges by telephone request from either the shareholder or his or her dealer. Shares may be exchanged by telephone provided that the registra-tion of the two accounts is the same. The toll-free number for exchanges is 1-800-521-6548. See "Telephone Services" herein for a discussion of conditions and risks associated with Telephone Privileges.

 The exchange privilege may be exercised only in those states where shares of the relevant other Eligible Fund may legally be sold. For tax purposes, each exchange actually represents the sale of shares of one fund and the purchase of shares of another. Accordingly, exchanges may produce a capital gain or loss for tax purposes. The exchange privilege may be terminated or suspended or its terms changed at any time, subject, if required under applicable regulations, to 60 days' prior notice. New accounts established for investments upon ex-change from an existing account in another fund will have the same Telephone Privileges as the existing account, unless Shareholder Services is instructed otherwise. Related administrative policies and procedures may also be adopted with regard to a series of exchanges, street name accounts, sponsored arrange-ments and other matters.

 The exchange privilege is not designed for use in connection with short-term trading or market timing strategies. To protect the interests of shareholders, each Fund reserves the right to temporarily or permanently terminate the ex-change privilege for any person who makes more than six exchanges out of or into the Fund per calendar year. Accounts under common ownership or control, in-cluding accounts with the same taxpayer identification number, may be aggre-gated for purposes of the six exchange limit. Notwithstanding the six exchange limit, the Fund reserves the right to refuse exchanges by any person or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Exchanges may be restricted or re-fused if the Fund receives or anticipates simultaneous orders affecting signif-icant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund. The Fund may impose these restrictions at any time. The exchange limit may be modi-fied for ac-

counts in certain institutional retirement plans be-cause of plan exchange lim-its, Department of Labor regulations or administrative and other considera-tions. Subject to the foregoing, if an exchange request in good order is re-ceived by Shareholder Services and delivered by Shareholder Services to the Transfer Agent by 12 noon Boston time on any business day, the exchange usually will occur that day. For further information regarding the exchange privilege, shareholders should contact Shareholder Services.

REINVESTMENT PRIVILEGE

A shareholder of a Fund who has redeemed shares or had shares repurchased at his or her request may reinvest all or any portion of the proceeds (plus that amount necessary to acquire a fractional share to round off his or her rein-vestment to full shares) in shares, of the same class as the shares redeemed, of a Fund or any other Eligible Fund at net asset value and without subjecting the reinvestment to an initial sales charge, provided such reinvestment is made within 120 calendar days after a redemption or repurchase. Upon such reinvest-ment, the shareholder will be credited with any contingent deferred sales charge previously charged with respect to the amount reinvested. The redemption of shares is, for federal income tax purposes, a sale on which the shareholder may realize a gain or loss. If a redemption at a loss is followed by a rein-vestment within 30 days, the transaction may be a "wash sale" resulting in a denial of the loss for federal income tax purposes.

 Any reinvestment pursuant to the reinvestment privilege will be subject to any applicable minimum account standards imposed by the fund into which the reinvestment is made. Shares are sold to a reinvesting shareholder at the net asset value thereof next determined following timely receipt by Share-holder Services of such shareholder's written purchase request and delivery of the request by Shareholder Services to the Transfer Agent. A shareholder may exercise this reinvestment privilege only once per 12-month period with respect to his or her shares of a Fund. No charge is imposed by Portfolios for such re-investment; however, dealers may charge fees in connection with the reinvest-ment privilege. The reinvestment privilege may be exercised with respect to an Eligible Fund only in those states where shares of the relevant other Eligible Fund may be legally sold.

INVESTMENT PLANS

The Investamatic Check Program is available to Class A, Class B and Class D shareholders. Under this Program, shareholders may make regular investments by authorizing withdrawals from their bank accounts each month or quarter on the Application form available from Shareholder Services.

 The Distributor also offers IRAs and tax-sheltered retirement plans, including prototype and other employee benefit plans for employees, sole proprietors, partnerships and corporations. Details of these investment plans and their availability may be obtained from securities dealers or from Shareholder Serv-ices.

SYSTEMATIC WITHDRAWAL PLAN
A shareholder who owns noncertificated Class A or Class C shares with a value of $5,000 or more, or Class B or Class D shares with a value of $10,000 or more, may elect, by participating in the Funds' Systematic Withdrawal Plan, to have periodic checks issued for specified amounts. These amounts may not be less than certain minimums, depending on the class of shares held. The Plan provides that all income dividends and capital gains distributions of the des-ignated Fund shall be credited to participating shareholders in additional shares of that Fund. Thus, the withdrawal amounts paid can only be realized by redeeming shares of the Fund under the Plan. To the extent such amounts paid exceed dividends and distributions from the relevant Fund or Funds, a share-holder's investment will decrease and may eventually be exhausted.

 In the case of shares otherwise subject to contingent deferred sales charges, no such charges will be imposed on withdrawals of up to 8% annually of either
(a) the value, at the time the Plan is initiated, of the shares then in the ac-count or (b) the value, at the time of a withdrawal, of the same number of shares as in the account when the Plan was initiated, whichever is higher.

 Expenses of the Plan are borne by the Funds. A participating shareholder may withdraw from the Plan and Portfolios may terminate the Plan at any time on written notice. Purchase of additional shares while a shareholder is receiving payments under the Plan is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not participate in the Investamatic Check Program and the Systematic Withdrawal Plan at the same time.

DIVIDEND ALLOCATION PLAN
The Dividend Allocation Plan allows shareholders to elect to have all of their dividends and any other distributions from a Fund or any Eligible Fund automat-ically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the investment is made is initially funded with the requisite minimum amount. The number of shares pur-chased will be determined as of the dividend payment date. The Dividend Alloca-tion Plan is subject to state securities law requirements, to suspension at any time, and to such policies, limitations and restrictions, as for instance, may be applicable to street name or master accounts, that may be adopted from time to time.

AUTOMATIC BANK CONNECTION
A shareholder may elect, by participating in Portfolios' Automatic Bank Connec-tion ("ABC"), to have dividends and other distributions, including Systematic Withdrawal Plan payments, automati- cally deposited in the shareholder's bank account by electronic funds transfer. Some contingent deferred sales charges may apply. See "Systematic Withdrawal Plan" herein.

REPORTS
Reports for each Fund will be sent to shareholders of record at least semiannually. These reports will include a list of the securities owned by the applicable Fund as well as the Fund's financial statements.

SHAREHOLDER SERVICES--TELEPHONE SERVICES
The following telephone privileges ("Telephone Privileges") can be used:
 (1) the privilege allowing the shareholder to make telephone redemptions for amounts up to $50,000 to be mailed to the shareholder's address of record is available automatically;

 (2) the privilege allowing the shareholder or his or her dealer to make tele-phone exchanges is available automatically;

 (3) the privilege allowing the shareholder to make telephone redemptions for amounts over $5,000, to be remitted by wire to the shareholder's predesignated bank account, is available by election on the Application accompanying this Prospectus. A current shareholder who did not previ-ously request such telephone wire privilege on his or her original Appli-cation may request the privilege by completing a Telephone Redemption-by-Wire Form which may be obtained by calling 1-800-562-0032. The Telephone Redemption-by-Wire Form requires a signature guarantee; and

 (4) the privilege allowing the shareholder to make telephone purchases or re-demptions transmitted via the Automated Clearing House system into or from the shareholder's predesignated bank account, is available upon com-pletion of the requisite initial documentation. For details and forms, call 1-800- 562-0032.

 A SHAREHOLDER MAY DECLINE THE AUTOMATIC TELEPHONE PRIVILEGES SET FORTH IN (1) AND (2) ABOVE BY SO INDICATING ON THE APPLICATION ACCOMPANYING THIS PROSPECTUS.

 A shareholder may discontinue any Telephone Privilege at any time by advising Shareholder Services that the shareholder wishes to discontinue the use of such privileges in the future.

 Unless such Telephone Privileges are declined, a shareholder is deemed to au-thorize Shareholder Services and the Transfer Agent to: (1) act upon the tele-phone instructions of any person purporting to be the shareholder to redeem, or purporting to be the shareholder or the shareholder's dealer to exchange, shares from any account; and (2) honor any written instructions for a change of address regardless of whether such request is accompanied by a signature guar-antee. All telephone calls will be recorded. None of the Fund(s), the other El-igible Funds, the Transfer Agent, the Investment Manager or the Distributor will be liable for any loss, expense or cost arising out of any request, in-cluding any fraudulent or unauthorized requests. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unautho-rized. Reasonable procedures will be followed to confirm that instructions com-municated by telephone are genuine. The shareholder will not be liable for any losses arising from unauthorized or fraudulent instructions if such procedures are not followed.

 Shareholders may redeem or exchange shares by calling toll-free 1-800-521-6548. Although it is unlikely, during periods of extraordinary market condi-tions, a shareholder may have difficulty in reaching Shareholder Services at such telephone number. In that event, the shareholder should contact Share-holder Services at 1-800-562-0032, 1-617-357-7805 or otherwise at its main of-fice at One Financial Center, Boston, Massachusetts 02111-2690.

SHAREHOLDER ACCOUNT INQUIRIES:
 PLEASE CALL 1-800-562-0032

Call this number for assistance in answering general questions on your account, including account balance, available shareholder services, statement informa-tion and performance of the Funds. Account inquiries may also be made in writ-ing to State Street Research Shareholder Services, P.O. Box 8408, Boston, Mas-sachusetts 02266-8408. A fee of up to $10 will be charged against an account for providing additional account transcripts or photocopies of paid redemption checks or for researching records in response to special requests.

SHAREHOLDER TELEPHONE TRANSACTIONS
 PLEASE CALL 1-800-521-6548

Call this number for assistance in purchasing shares by wire, and for telephone redemptions or telephone exchange transactions. Shareholder Services will re-quire some form of personal identification prior to acting upon instructions received by telephone. Written confirmation of the transactions will be provid-ed.

THE FUNDS AND THEIR SHARES

Portfolios was organized as a Maryland corporation on April 29, 1991 under the name MetLife Portfolios, Inc. and is registered with the Securities and Ex-change Commission as an open-end diversified management investment company. On February 17, 1995, Portfolios filed an amendment to its charter changing its name to State Street Research Portfolios, Inc. The fiscal year end of Portfo-lios is October 31. The authorized capital stock of Portfolios consists of 2 billion shares common stock, par value $0.01 per share. The shares of common stock are presently divided into two series: International Equity Fund common stock and International Fixed Income Fund common stock. Each series currently consists of 100,000,000 shares. The Directors have authorized shares of the Funds to be issued in four classes: Class A, Class B, Class C and Class D shares. Portfolios reserves the right later to issue additional classes of shares without the consent of shareholders, and may allocate its remaining un-classified shares or reallocate any unissued classified shares.

 Except for those differences between the classes of shares described below and elsewhere in the Prospectus, each share of a Fund has equal dividend, redemp-tion and liquidation rights with other shares of the Fund and when issued is fully paid and nonassessable. In the future, certain classes may be redesignated, for administrative purposes only, to conform to standard class designations and common usage of terms which may develop in the mutual fund in-dustry. For example, Class C shares may be redesignated as Class Y shares and Class D shares may be redesignated as Class C shares. Any redesignation would not affect any substantive rights respecting the shares.

 The shares of each class of a Fund represent the same interest in the Fund and have identical voting, dividend, liquidation and other rights with any other shares of that Fund, except that the shares of each class may be issued and sold subject to different sales loads or charges, that expenses related solely to a particular class (including service and distribution fees) are borne only by that class and are reflected in the dividends and net asset value of the shares of that class, that the Class B shares have conversion rights, and that the shareholders of a particular class are not entitled to vote with respect to any matter which does not affect the interest of that class, unless required otherwise by applicable law. The different classes of shares of the Funds also have different exchange privileges.

 As a Maryland corporation, Portfolios is not required to hold regular annual meetings of shareholders. Thus, there will ordinarily be no shareholder meet-ings unless required by the 1940 Act or Maryland law or requested by sharehold-ers holding 10% or more of the outstanding shares of Portfolios. In the event that less than a majority of the Directors serving as such have been elected by shareholders of Portfolios, a meeting of shareholders will be called to elect Directors. A Director may be removed at a special meeting of shareholders by a vote of a majority of the votes entitled to be cast for the election of Direc-tors. In connection with such meetings called by shareholders, the relevant Fund or Funds will assist shareholders in shareholder communications to the ex-tent required by applicable law. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with propor-tionate voting for fractional shares) regardless of the relative net asset value thereof.

 As of January 31, 1996, Metropolitan Life Insurance Company ("Metropolitan"), was the record and/or beneficial owner, directly or indirectly through its sub-sidiaries or affiliates, of approximately 88.8% and 39.6% of the outstanding Class A, Class B, Class C and Class D shares, respectively of the International Fixed Income Fund, and may be deemed to be in control of such classes of the Fund. Ownership of 25% or more of a voting secu-rity is deemed "control" as defined in the 1940 Act. So long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters, such as any Distri-bution Plan for a given class.

MANAGEMENT OF THE FUNDS
Under the provisions of Portfolios' Articles of Incorporation and the laws of Maryland, responsibility for the management and supervision of Portfolios and its Funds rests with the Directors.

 The Funds' Investment Manager and principal underwriter is State Street Re-search Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690. The Investment Manager is an indirect wholly-owned subsidiary of Metropolitan.

 The Investment Manager has entered into Sub-Investment Management Agreements with Portfolios and GFM with respect to each Fund, pursuant to which GFM has assumed the overall responsibility for managing the investments of the Funds, subject to the supervision of the Investment Manager and the authority of the Board of Directors. GFM receives a fee from the Investment Manager. Formed in 1990, GFM is an English corporation and an indirect subsidiary of Metropolitan. Its address is 5 Upper St. Martins Lane, London WC2H 9EA England. The firm was formed to provide pension funds, 401(k) plans, foundations, endowments, corpo-rations and financial institutions with a range of investment management serv-ices related to the international marketplace. On December 31, 1995, GFM had investment management arrangements in effect for over $1.529 billion in assets.

 Under the Investment Management Agreements with Portfolios on behalf of each Fund, the Investment Manager receives a monthly management fee equal to 0.95% (on an annual basis) of the average daily value of the net assets of the Inter-national Equity Fund and 0.75% (on an annual basis) of the average daily value of the net assets of the In ternational Fixed Income Fund. Each Fund bears all costs of its operation other than those incurred by the Investment Manager un-der the Investment Management Agreements. Management fees for the International Equity and International Fixed Income Funds are higher than those of most mu-tual funds, but are not necessarily higher than other funds with comparable in-vestment objectives and policies. In particular, the Funds pay, among other ex-penses, investment advisory fees, certain distribution expenses under the Funds' Distribution Plan and the compensation and expenses of the Directors who are not otherwise currently affiliated with the Investment Manager or any of its affiliates. The Investment Manager will reduce the management fee payable by each Fund up to the amount of any expenses (excluding permissible items, such as brokerage commissions, Rule 12b-1 payments, interest, taxes and litiga-tion expenses) paid or incurred in any year in excess of the most restrictive expense limitation imposed by any state in which the Fund sells shares, if any. Under the Investment Management Agreements, the Investment Manager provides Portfolios with office space, facilities and personnel.

 Under its Sub-Investment Management Agreements, the Sub-Investment Manager re-ceives from the Investment Manager a monthly fee equal to 0.75% (on an annual basis) of the average daily value of the net assets of the International Equity Fund and 0.55% (on an annual basis) of the average daily value of the net as-sets of the International Fixed Income Fund. Portfolios has no responsibility for payment of fees to GFM.

 Subject to the policy of seeking best overall price and execution, sales of shares of a Fund may be considered by the Sub-Investment Manager in the selec-tion of broker or dealer firms for the Funds' portfolio transactions.

 The International Equity Fund is managed by Stephen J. Bamford, Rosamunde M. Price, Steven J. Brunnock and Ian R. Vose. Mrs. Price's, Mr. Brunnock's and Mr. Vose's principal occupation is as a portfolio manager with GFM. They have man-aged the Fund since its inception in January 1992 and have been with GFM since its formation in 1990. Mr. Bamford's principal occupation is Chief

Executive and Chief Investment Officer of GFM. For the five years prior to joining GFM, he served as Investment Director of Aetna International (UK) Ltd. from 1986 before which he was Investment Director of County Bank Unit Trusts from 1976. For the five years prior to joining GFM, Mrs. Price served as Chief Investment Manager (Equities) at Deutsche Bank Capital Management (UK) Ltd. Se-nior Fund Manager at Nippon Credit International Ltd. and Investment Director of the Civil Aviation Authority Pension Fund. For the five years prior to join-ing GFM, Mr. Brunnock served as United Kingdom Portfolio Manager of MGM Assur-ance plc. before which he was a Portfolio Manager for Philips Electronics Pen-sion Fund. For the five years prior to joining GFM, Mr. Vose served as Director of MG International Fund Management and Chief Investment Officer of MG-Tokai Bank Fund Management.

 The International Fixed Income Fund is managed by Nicholas Sanjana. Mr. Sanjana's principal occupation is as a portfolio manager with GFM. He has man-aged the Fund since its inception in January 1992. For the five years prior to joining GFM, he served as Associate Director at Chase Investment Management Group from 1989, before which he was Senior Portfolio Manager of Deutsche Bank Capital Management (UK) Ltd.

DIVIDENDS AND DISTRIBUTIONS; TAXES

Each Fund is treated as a separate entity for federal tax purposes. Each Fund qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code for its most recent fiscal year and intends to qualify as such in future fiscal years, although it cannot give com-plete assurance that it will do so. As long as a Fund so qualifies and satis-fies certain distribution requirements, it will not be subject to federal in-come tax on its taxable income (including capital gains, if any) distributed to its shareholders. Consequently, each Fund intends to distribute annually to its shareholders substantially all of its net investment income and any capital gains net income (capital gains net of capital loss). Certain gains and losses from fluctuations in currency exchange rates are treated as ordinary income or loss and are included in the net income of a Fund.

 Dividends from net investment income, if any, normally will be paid or dis-tributed annually for the International Equity Fund and quarterly for the In-ternational Fixed Income Fund. Distributions of capital gain net income, if any, will generally be made after the end of the fiscal year or as otherwise required for compliance with applicable tax regulations. Both dividends from net investment income and distributions of capital gain net income for each Fund will be declared and paid to shareholders in additional shares of the rel-evant Fund at net asset value (except in the case of shareholders who elect a different available distribution method). In certain foreign countries, inter-est and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withhold-ing taxes. The Funds intend to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate. Moreover, the Funds intend to qualify under the Internal Revenue Code so that their U.S. shareholders may re-duce their U.S. tax liability by claiming a foreign tax credit for their share of foreign income taxes withheld, to the extent allowed by the Code, if the amount withheld is material.

 Each Fund will provide its shareholders of record with annual information on a timely basis concerning the federal tax status of dividends and distributions during the preceding calendar year.

 Dividends paid by a Fund from net taxable investment income and distributions of net short-term capital gains, whether paid in cash or reinvested in addi-tional shares, will be taxable for federal income tax purposes to shareholders as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) which are designated as capital gains distributions, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as long-term capital gains, regardless of how long shareholders have held their shares. If shares of a Fund which are sold at a loss have been held six months or less, the loss will be considered as a long-term capital loss to the extent of any capital gains distributions received.

 Dividends and other distributions and the proceeds of redemption of Fund shares paid to individuals and other nonexempt payees will be subject to a 31% federal backup withholding tax if the Transfer Agent is not provided with the shareholder's correct taxpayer identification number or certifi-cation that the shareholder is not subject to such backup withholding.

 The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, prospec-tive investors are urged to consult their own tax advisers regarding tax mat-ters, including state and local tax consequences.

CALCULATION OF PERFORMANCE DATA

 From time to time, in advertisements or in communications to shareholders or prospective investors, a Fund may compare the performance of its Class A, Class B, Class C or Class D shares to that of other mutual funds with similar invest-ment objectives, to certificates of deposit and/or to other financial alterna-tives. A Fund may also compare its performance to appropriate indices, such as Standard & Poor's 500 Composite Stock Price Index, Consumer Price Index, Dow Jones Industrial Average, The Morgan Stanley Capital International, Europe, Australia, Far East (EAFE) Index, J. P. Morgan Global Traded Bond Index and Salomon Brothers Non-U.S. Dollar World Government Bond Index and/or to appro-priate rankings and averages such as those compiled by Lipper Analytical Serv-ices, Inc., Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, The Wall Street Journal and Investor's Daily. For example, the performance of the International Equity Fund might be compared to the Lipper International Funds Group and the performance of the International Fixed Income Fund might be compared to the Lipper General World Income Funds Group.

 Total return is computed separately for each class of shares of the Funds. The average annual total return ("standard total return") for shares of a Fund is computed by determining the average annual compounded rate of return for a des-ignated period that, if applied to a hypothetical $1,000 ini tial investment (less the maximum initial or contingent deferred sales charge, if applicable), would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. Standard total return may be accompanied with non-standard total return information computed in the same manner, for differing periods and with or without annualizing the total return or taking sales charges into account.

 A Fund's yield is computed separately for each class of shares by dividing the net investment income, after recognition of all recurring charges, per share earned during the most recent month or other specified 30-day period by the ap-plicable maximum offering price per share on the last day of such period and annualizing the result.

 The standard total return and yield results take sales charges into account, if applicable, but do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for remittance of redemption proceeds by wire. Where sales charges are not applicable and therefore not taken into ac-count in the calculation of standard total return and yield, the results will be increased. Any voluntary waiver of fees or assumption of expenses by the Funds' affiliates will also increase performance results.

 A Fund's distribution rate is calculated separately for each class of shares by annualizing the latest distribution and dividing the result by the maximum offering price per share as of the end of the period to which the distribution relates. The distribution rate is not computed in the same manner as the above described yield, and therefore, can be significantly different from it. In its supplemental sales literature, a Fund may quote its distribution rate together with the above described standard total return and yield information. The use of such distribution rates would be subject to an appropriate explanation of how the components of the distribution rate differ from the above described yield.

 Performance information may be useful in evaluating a Fund and for providing a basis for comparison with other financial alternatives. Since the per-formance of a Fund changes in response to fluctua- tions in economic and market conditions, interest rates and Fund expenses, among other things, no perfor-mance quotation should be considered a representation as to a Fund's perfor-mance for any future period. In addition, the net asset value of shares of a Fund will fluctuate with the result that shares of a Fund when redeemed, may be worth more or less than their original cost. Neither an investment in a Fund nor its performance is insured or guaranteed; such lack of insurance or guaran-tees should accordingly be given appropriate consideration when comparing a Fund to financial alternatives which have such features.

 Shares of the Funds had no class designations until March 1, 1994, when desig-nations were assigned based on the pricing and Rule 12b-1 fees applicable to shares sold thereafter. Performance data for a specified class includes periods prior to the adoption of class designations. Performance data for periods prior to March 1, 1994 will not reflect additional Rule 12b-1 Distribution Plan fees, if any, of up to 1% per year depending on the class of shares, which will ad-versely affect performance results for periods after such date. Performance data or rankings for a given class of shares should be interpreted carefully by investors who hold or may invest in a different class of shares.

                         [LOGO] State Street Research

                            State Street Research
                               Portfolios, Inc.
                          International Equity Fund
                        International Fixed Income Fund

 STATE STREET RESEARCH
 PORTFOLIOS, INC.
 ONE MADISON AVENUE
 NEW YORK, NY 10010

 INVESTMENT MANAGER
 DISTRIBUTOR
 STATE STREET RESEARCH
 INVESTMENT SERVICES, INC.
 ONE FINANCIAL CENTER
 BOSTON, MA 02111

 SUB-INVESTMENT MANAGER
 GFM INTERNATIONAL
 INVESTORS LIMITED
 5 UPPER ST. MARTINS LANE
 LONDON, WC2H 9EA
 ENGLAND

 SHAREHOLDER SERVICES
 STATE STREET RESEARCH
 SHAREHOLDER SERVICES
 P.O. BOX 8408
 BOSTON, MA 02266
 1-800-562-0032

 CUSTODIAN
 STATE STREET BANK AND
 TRUST COMPANY
 225 FRANKLIN STREET
 BOSTON, MA 02110

 LEGAL COUNSEL

 SULLIVAN & WORCESTER LLP
 1025 CONNECTICUT AVENUE, N.W.
 WASHINGTON, DC 20036

 INDEPENDENT ACCOUNTANTS
 DELOITTE & TOUCHE LLP
 125 SUMMER STREET
 BOSTON, MA 02110


                                 MARCH 1, 1995
                                   PROSPECTUS
IE/F-446D-395IBS
  CONTROL NUMBER: 2181-950227(0396)SSR-LD

STATEMENT OF ADDITIONAL
INFORMATION FOR
STATE STREET RESEARCH
PORTFOLIOS, INC.

March 1, 1996

 This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of State Street Research International Equity Fund and State Street Research International Fixed Income Fund dated March 1, 1996. A copy of the Prospectus may be obtained without charge from the offices of State Street Research Portfolios, Inc. ("Portfolios") or State Street Research Investment Services, Inc. (the "Investment Manager" or the "Distributor"), One Financial Center, Boston, Massachusetts 02111.

TABLE OF CONTENTS
-------------------------------------------------------------------------------
Investment Practices and Policies.........................................  B-1
  Money Market Instruments................................................  B-1
  Description of Certain Corporate Bond and Debenture Ratings of Moody's
   Investors Service, Inc.................................................  B-4
  Description of Certain Corporate Bond and Debenture Ratings of Standard
   and Poor's Ratings Group...............................................  B-4
  Description of Commercial Paper
   Ratings................................................................  B-4
Certain Investment Limitations............................................  B-5
Certain Investment Practices..............................................  B-7
  Lending of Portfolio Securities.........................................  B-7
  Options and Futures.....................................................  B-7
  Limitations on the Use of Futures Contracts and Options Thereon and Op-
   tions on Indices....................................................... B-14
  Forward Foreign Currency Exchange Contracts............................. B-14
Directors and Officers.................................................... B-16
Control Persons........................................................... B-17
Investment Management Arrangements........................................ B-18
  Investment Management Agreements and Sub-Investment Management Agree-
   ments.................................................................. B-18

TABLE OF CONTENTS (CONT'D)
---------------------------------------------------------------------------------
  Allocation of Portfolio Brokerage......................................... B-20
Purchase of Shares.......................................................... B-21
Redemption In Kind.......................................................... B-22
Net Asset Value............................................................. B-22
Portfolio Transactions...................................................... B-23
  Portfolio Turnover........................................................ B-23
Certain Tax Matters......................................................... B-24
  Taxation of the Funds--in General......................................... B-24
  Taxation of the Funds' Investments........................................ B-25
  Taxation of the Funds' Shareholders....................................... B-26
Distribution of Shares of the Funds......................................... B-27
Calculation of Performance Data............................................. B-30
  Total Return.............................................................. B-30
  Yield..................................................................... B-31
  Accrued Expenses.......................................................... B-31
  Nonstandardized Total Return.............................................. B-32
  Distribution Rates........................................................ B-32
Custodian................................................................... B-32
Independent Accountants..................................................... B-33
Financial Statements........................................................ B-33

INVESTMENT PRACTICES AND POLICIES

MONEY MARKET INSTRUMENTS:
Certain money market instruments are described below. The International Equity and International Fixed Income Funds may invest in such instruments to the ex-tent otherwise consistent with their investment objectives.
 United States Treasury Securities: These consist of various types of market-able securities issued by the United States Treasury: i.e. bills, notes and bonds. Such securities are direct obligations of the United States Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

 Government Agency Securities:
 These consist of debt securities issued by agencies and instrumentalities of the United States Government, including the various types of instruments cur-rently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Maritime Administration, General Services Administration and Tennessee Valley Authority. Instrumentalities include, for example, the National Bank of Cooperatives, each of the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Farm Credit Banks, Federal National Mortgage Association and the United States Postal Service. Such securities are backed by the full faith and credit of the United States (e.g., U.S. Treasury Bills), guaranteed by the United States Treasury (e.g. Government National Mortgage Association mortgage-backed securities), supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g. Federal National Mortgage Association Discount Notes) or supported by the issuing agency's or instrumentality's credit.
 Bank Money Market Instruments:
 These include certificates of deposit and bankers' acceptances. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds de-posited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which uncondi-tionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in sec-ondary markets prior to maturity. A Fund will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or asso-ciation is organized and located in the United States, has total assets of at least $1 billion and is a member of the Federal Deposit Insurance Corporation; provided that this limitation shall not prohibit investments in foreign branches of banks or agencies which meet the foregoing requirements. No Fund will invest in non-negotiable time deposits maturing in more than seven days. These time deposits are considered illiquid and subject to each Fund's 10% lim-itation on illiquid investments. No Fund invests in negotiable time deposits maturing in more than 30 days.
 Short-Term Corporate Debt Instruments:
 These include commercial paper (including variable amount master demand notes): i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.
 Variable amount master demand notes are obligations of companies that permit the Funds to invest fluctuating amounts at varying rates of interest pursuant to arrangements between the Funds as lenders, and the companies, as borrowers. The Funds will have the right, at any time, to increase the amount lent up to the full amount provided by a note or to decrease the amount. The borrower will have the right, at any time, to prepay up to the full amount of the amount bor-rowed without penalty. Because the notes are direct lending obligations between the Funds and borrowers, they are generally not traded and there is no second-ary market. However, the Funds will have the right to redeem a note at any time and receive face value plus accrued interest. Consequently, the Funds' ability to receive repayment will depend upon the borrower's ability to pay principal and interest on the Funds' demand. The Funds will invest only in either notes that have the ratings described below for commercial paper, or (because notes are not typically rated by credit rating agencies) unrated notes that are is-sued by companies that have the ratings described below for issuers of commer-cial paper. GFM International Investors Limited ("GFM" or "Sub-Investment Man-ager") does not expect that the notes will be backed by bank letters of credit. The Funds' Investment Manager and Sub-Investment Manager will value the notes held by the Funds taking into account such factors as the issuer's earning pow-er, cash flows and other liquidity ratios.

 Also included are non-convertible corporate debt securities (e.g. bonds and debentures) with no more than two years remaining to maturity at the date of settlement. Corporate debt securities with a remaining maturity of less than one year are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Issues with between one and two years remaining to maturity tend to have greater liquidity and considerably less market value fluctuation than longer term issues.

 Repurchase Agreements:
 Under these arrangements, a Fund invests in securities subject to repurchase agreements with a bank or dealer. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires ownership of an obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the ob-ligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations.
 The underlying securities will consist only of U.S. Government or government agency securities, certificates of deposit, commercial paper or banker's ac-ceptances. Repurchase agreements will be collateralized by the purchased secu-rities, and, during the term of a repurchase agreement, the seller will be re-quired to provide such additional collateral as is necessary to maintain the value of all of the collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, such as under one week. Repurchase agreements will be entered into with primary dealers for peri-ods not to exceed 30 days and only with respect to underlying money market se-curities in which a Fund may otherwise invest as described above. Repurchase agreements will not be entered into for a duration of more than seven days if, as a result, more than 10% of the value of a Fund's total assets would be in-vested in such agreements or other illiquid securities.
 Repurchase agreements could be viewed as a form of loan made by a Fund to the seller of the agreement, with the security subject to repurchase, in effect, serving as "collateral" for the loan. A Fund will in all cases seek to assure that the amount of collateral with respect to any repurchase agreement is ade-quate. As with a true extension of credit, however, there is risk of delay in recovery or inadequacy of the "collateral", should the seller of the repurchase agreement fail financially. Also, a Fund could incur disposition costs in con-nection with disposition of the collateral if the seller defaults. The Funds will enter into repurchase agreements only with sellers deemed to be credit-worthy and only when the economic benefit to the Funds is believed to justify the attendant risks. Portfolios has adopted standards for the sellers with whom it will enter into repurchase agreements which it believes are reasonably de-signed to assure that such a party presents no serious risk of becoming in-volved in bankruptcy proceedings within the time frame contemplated by the re-purchase agreement.

Zero Coupon Bonds
 Zero coupon bonds do not require the periodic payment of interest and are is-sued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period un-til maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such invest-ments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Funds will accrue income on such investments for tax and accounting purposes, which is distributable to share-holders. When distributed to shareholders, any such income resulting from zero coupon bonds will be paid from a Fund's cash assets, or, if necessary to pay the distribution, from the proceeds of sales of portfolio securities held by a Fund. Furthermore, a Fund will be unable to purchase additional portfolio secu-rities with any cash used to make such distributions and its current income may be reduced.

Debt Instrument Ratings
 The ratings of certain debt instruments in which the Funds may invest are de-scribed below.

DESCRIPTION OF CERTAIN CORPORATE BOND AND DEBENTURE RATINGS OF MOODY'S INVESTORS SERVICE, INC.:
Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
 Aa--Bonds which are rated Aa are judged to be of high quality by all stan-dards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protec-tive elements may be of greater amplitude or there may be other elements pres-ent which make the long term risks appear somewhat greater than in Aaa securi-ties.
 A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
 Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
 Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position charac-terizes bonds in this class.
 B--Bonds which are rated B generally lack characteristics of the desirable in-vestment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

DESCRIPTION OF CERTAIN CORPORATE BOND AND DEBENTURE RATINGS OF STANDARD & POOR'S RATINGS GROUP:
AAA--This is the highest rating assigned by Standard & Poor's to a debt obliga-tion and indicates an extremely strong capacity to pay principal and interest.
 AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.
 A--Bonds rated A have a strong capacity to pay principal and interest, al-though they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
 BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parame-ters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
 BB or B--Bonds rated BB or B are regarded, on balance, as predominantly specu-lative with respect to capacity to pay interest and repay principal in accor-dance with the terms of the obligation. BB indicates the lowest degree of spec-ulation and B a relatively higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.

DESCRIPTION OF COMMERCIAL PAPER RATINGS:
Commercial paper rated A (highest quality) by Standard & Poor's has the follow-ing characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of bor-rowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety charac-teristics are denoted with a plus (+) sign: A-1+.)
 The rating Prime is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of any parent company and the relationships which exist with the issuer; and recogni-tion by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

CERTAIN INVESTMENT LIMITATIONS
The investment limitations not described in the Prospectus and generally common to the Funds are described below. The following four fundamental policies may not be changed without approval of holders of a majority of the outstanding voting shares of each Fund affected (which for this purpose and under the In-vestment Company Act of 1940, as amended (the "1940 Act") means the lesser of
(i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).
 No Fund may:

 1. borrow money or purchase securities on margin, provided, however, that this restriction shall not prohibit a Fund from (a) obtaining such short-term credits as are necessary for the clearance of portfolio transactions,
    (b) temporarily borrowing up to 5% of the value of a Fund's total assets for extraordinary or emergency purposes, such as for permitting redemption requests to be honored which might otherwise require the sale of securi-ties at a time when it is not in the Fund's best interests or (c) purchas-ing securities on a "when-issued" or "forward commitment" basis. Collat-eral arrangements entered into by the Fund to make margin deposits in con-nection with futures contracts, including options on futures contracts, are not for these purposes deemed to be the purchase of a security on mar-gin. The aggregate amount of obligations identified in (a), (b) and (c) above, when incurred, will not exceed one-third of the amount by which the Fund's total assets exceed its total liabilities (excluding the liabili-ties represented by such obligations). If at any time a Fund's obligations of such type exceed the foregoing limitation, such obligations will be promptly reduced to the extent necessary to comply with the limitation. The Funds will not issue senior securities, other than those which repre-sent obligations under (a), (b) and (c). For purposes hereof, writing cov-ered call and put options and entering into futures contracts and options thereon to the extent permitted by the investment policies described in the Prospectus shall not be deemed to involve the issuance of senior secu-rities or borrowings;

 2. engage in the underwriting of securities of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a "statutory" underwriter for purposes of the Securities Act of 1933; or

 3. purchase or sell real estate or real estate interests (except that the Fund may invest up to 10% of its total assets in: (i) readily marketable securities of issuers which deal in real estate or mortgages; and (ii) readily marketable securities which are secured by real estate or inter-ests therein, and the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of such securities.

 4. acquire securities for the purpose of exercising control over the manage-ment of any company or if such acquisition would thereupon cause more than 25% of the value of the Fund's total assets to consist of (1) securities (other than securities issued or guaranteed by the United States govern-ment, its agencies and instrumentalities) which, together with other secu-rities of the same issuer, constitute more than 5% of the value of the Fund's total assets and (2) voting securities of issuers more than 10% of whose outstanding voting securities are owned by Portfolios.

 The International Equity Fund may not:

 1. make any investment which would thereupon cause more than 25% of the value of the total assets of the Fund to be invested in securities issued by companies principally engaged in any one industry, provided, however, that
    (a) utilities will be divided according to their services so that, for example, gas, gas transmission, electric and telephone will each be deemed a separate industry, (b) oil and oil related companies will be divided by type so that, for example, domestic crude oil and gas producers, domestic integrated oil companies, international oil companies and oil service companies will each be deemed a separate industry, and (c) savings and loan associations and finance companies will each be deemed a separate industry. To the extent that 25% of the total assets of the Fund may become invested in the four oil related industries listed above in the aggregate, such fact will be disclosed. For purposes of this limitation, all debt securities issued by foreign governments, their agencies or instrumentalities will be treated as foreign government debt and all debt securities issued by supranational organizations will be treated as supranational debt.

 The following investment restrictions may be changed without approval of shareholders.

 1. No Fund will purchase securities of other investment companies if such purchase would thereupon cause more than 10% of the value of the total as-sets in the Fund to be invested in the securities of investment companies or more than 5% of such value to be invested in the securities of any one investment company, or would cause Portfolios to own more than 3% of the total outstanding voting stock of any such company (or together with other investment companies having the same investment adviser to own more than 10% of the total outstanding voting stock of any closed-end investment company). Securities of investment companies may also be acquired as part of a merger, consolidation, acquisition of assets or reorganization.

 2. No Fund will make any investment in repur-chase agreements having a matu-rity of more than seven days or any other illiquid assets if, as a result, more than 10% of the Fund's total assets would be invested in illiquid as-sets or more than 5% of the Fund's total assets would be invested in re-stricted securities. For purposes of this limitation, privately placed se-curities that are not registered under the Securities Act of 1933, but that can be offered and sold to qualified institutional buyers under Rule 144A under that Act are not considered restricted securities.

 3. Portfolios will not make any short sale or participate on a joint or joint and several basis in any trading account in securities. The latter policy, however, does not prohibit combining orders for portfolio securities as described in "Investment Management Agreements and Sub-Investment Manage-ment Agreements," on page B-18.

 4. No Fund will invest in oil, gas or other mineral exploration or develop-ment programs (although it may invest in issuers which own or invest in such interests).

 5. No Fund will purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except obliga-tions issued or guaranteed by the U.S. Government or by any foreign gov-ernment or their agencies or instrumentalities, if such purchase would cause the in-vestments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value.

 6. No Fund will purchase or retain securities of an issuer any of whose offi-cers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the in-vestment adviser of the Fund if one or more of such individuals owns bene-ficially more than one-half of one percent ( 1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent ( 1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both.

 The investment restrictions set forth in the Pro- spectus contain an exception that permits the Funds to purchase securities pursuant to the exercise of sub-scription rights, subject to the condition that such purchase will not result in a Fund ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares.

 The failure to exercise such rights would result in a Fund's interest in the issuing company being diluted. The market for such rights is not well developed and, accordingly, a Fund may not always realize full value of the sale of rights. Therefore, the exception applies in cases where the limits set forth in the investment restrictions in the Prospectus would otherwise be exceeded by exercising rights or have already been exceeded as a result of fluctuations in the market value of a Fund's portfolio securities with the result that a Fund would otherwise be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

CERTAIN INVESTMENT PRACTICES

LENDING OF PORTFOLIO SECURITIES:
Subject to Portfolios' fundamental investment restrictions, each Fund from time to time may lend some of its securities to brokers, dealers and financial in-stitutions and receive as collateral cash or United States Treasury securities which at all times while the loan is outstanding will be maintained by the bor-rower in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term high-grade securities, which can increase the current income of the Fund lending its securities, since the Fund continues to receive interest and dividends on the loaned securities during the period of the loan. Any gain or loss in the market value of loaned securities or securities in which cash collateral is invested during the term of the loan would also inure to the Fund.

 Loans of portfolio securities will not have terms longer than 30 days and will be terminable at any time. The Funds will have the right to retain record own-ership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distri-butions. Portfolios on behalf of the Funds may pay reasonable finders, adminis-trative and custodial fees to persons unaffiliated with the Funds for services in connection with such loans.

 The dividends, interest, and other distributions received by a Fund on loaned securities may, for tax purposes, be treated as income other than qualified in-come for the 90% test discussed under "Certain Tax Matters," on page B-24. The Funds intend to lend portfolio securities only to the extent that such activity does not jeopardize the Funds' qualification as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code").

 If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities, while holding the borrower liable for any excess of the replacement cost over the amount of collateral. As with any extension of credit, there are risks of delay in recovery, and in some cases even loss of rights in the col-lateral, should the borrower of the securities fail financially. However, loans of portfolio securities will be made only to firms deemed to be creditworthy and only when the economic benefit to the Funds is believed to justify the at-tendant risks. On termination of a loan, the borrower is required to return the loaned securities to the Fund.

OPTIONS AND FUTURES:
 Options on Portfolio Securities and Currencies: Subject to the fundamental in-vestment restrictions, all the Funds may write (sell) covered call options and may purchase put options with respect to securities in their portfolio. The Funds may also purchase call options and may write covered put options on secu-rities or currencies.
 A call option gives the purchaser of such option, in exchange for the option premium, the right to buy (and obligates the writer to sell) the underlying se-curity or currency at the price specified in the option (the "exercise price") at any time until the option expires, generally within three to nine months. The exercise price, plus the option premium paid, will always be greater than the market price of the underlying security or currency at the time the option is written. A put option gives the purchaser of such option, in exchange for the option premium, the right to sell (and obligates the writer to purchase) the underlying security or currency at the exercise price at any time before the option expires.
 If a covered call or put option written by a Fund expires unexercised, the Fund will realize as income, in the form of a short-term capital gain, the pre-mium it received for the sale of the option, less the brokerage commission it paid i.e., the "net premium." If a call option written by a Fund is exercised, a decision over which the Fund has no control, the Fund must sell the under-lying security or currency to the option holder at the exercise price. By writ-ing a covered call option, the Fund foregoes, in exchange for the net premium, the opportunity to profit from any increase in the value of the underlying se-curity or currency above the exercise price plus the premium paid. Therefore, call options may be written when GFM believes that the security or currency should be held, but no increase in price or only a moderate increase within the option period is expected.
 By writing a covered put option, a Fund receives premium income but obligates itself to purchase from the option holder, at the price specified in the op-tion, the particular security or currency underlying the option at any time prior to the expiration of the option period, regardless of the market value of the security or currency during the option period. Therefore, put options will be written when GFM believes that the security's or currency's price will rise during the exercise period and, consequently, the option will not be exercised.
 If an option purchased by a Fund expires unexercised, the Fund will experience a loss in the amount of the premium paid for the option. The Fund will gener-ally decide to exercise a put option if the market price of the underlying se-curity or currency falls below the exercise price plus the premium paid; it will generally decide to exercise a call option if the market price of the un-derlying security or currency exceeds the exercise price plus the premium paid. Therefore, options may be purchased when GFM believes that, in the case of a put, the security or currency should be held but its market price may fall, or, in the case of a call, the security or currency should be purchased in the fu-ture and its market price may rise.
 In order to reduce the risk of loss, the Funds will not purchase options un-less GFM believes the market is sufficiently developed. The Funds will not sell the securities or currencies against which options have been written until af-ter the option period has expired, a closing purchase transaction, if avail-able, has been executed, a corresponding put or call option has been purchased or the written option is otherwise covered.
 Options are traded or on certain recognized securities exchanges including the following United States and foreign exchanges: the Chicago Board Options Ex-change, American Stock Exchange, New York Stock Exchange, Pacific Stock Ex-change and Philadelphia Stock Exchange, the Toronto Stock Exchange, Montreal Stock Exchange, European Options Exchange (in the Netherlands) and London Stock Exchange.
 A Fund may terminate its obligation as the writer of an option by purchasing an option with the same exercise price and expiration date as the option previ-ously written (a "closing purchase transaction"). If a Fund cannot enter into a closing purchase transaction (for example, because no such options are avail-able for purchase), the Fund will continue to bear the risk of loss of the ap-preciation, if any, in the price of the underlying security or currency during the remaining term of the option, if it has written a call option, or the Fund will continue to be obligated to purchase the specified securities or curren-cies at the exercise price, regardless of the market value or exchange rate, if it has written a put option.

 Both sales and purchases of options require the Funds to pay brokerage commis-sions. To the extent that an option sold by the Funds is exercised, the Funds may incur brokerage commissions or other transaction costs in reinvesting the proceeds received upon such exercise. Also, writing covered call options can increase a Fund's turnover rate.
 When a Fund sells a covered call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit subsequently will be marked-to-market to reflect the current value of the option written. If an option ex-pires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss, if the cost of a closing purchase transaction exceeds the net premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option sold by the Fund is exercised, the Fund will realize a long-term or short-term gain or loss from the sale of the underlying security or currency, and the proceeds of the sale will be increased by the premium previ-ously received on the option. The writing of such call options will not affect the holding period of the underlying security. If a put option sold by the Fund is exercised, the Fund's cost for the security or currency purchased will be reduced by the premium previously received on the option written.

 Options on Indices:
  The Funds intend to utilize options on stock indices. Options on stock indi-ces are similar to options on stock, except that all settlements are made in cash rather than by delivery of the stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements in individ-ual stocks.
 Upon payment of a specified premium at the time an option on a stock index is entered into, the purchaser of a call option on a stock index obtains the right to receive, upon exercise of the option, a sum of money equal to a multiple of any excess of the value of the specified stock index, on the exercise date, over the exercise or "strike" price specified by the option. The purchaser of a put option on a stock index obtains the right to receive, upon exercise of the option, a sum of money equal to a multiple of any excess of the strike price over the value of the stock index.
 The writer of a stock index option has obligations which correspond to the purchaser's rights. Thus, for example, the writer of a call option on a stock index, in consideration of the option premium received, has the obligation to pay, upon exercise, a dollar amount equal to a multiple of any excess of the value of the specified stock index on the date of exercise over the strike price specified in the option. The writer of a put option on a stock index, in consideration of the option pre-mium received, has the obligation to pay, upon exercise, a dollar amount equal to a multiple of any excess of the value of the strike price specified in the option over the value of the specified stock in-dex on the date of exercise.
 The Funds will cover call options on a stock index written by, for example, holding in a segregated account, with the custodian for Portfolios, portfolio securities that substantially replicate the movement of the particular index upon which the call option was written or sufficient cash or liquid assets to cover the outstanding position. In addition, the Funds may also choose to cover call options written by holding a separate call option permitting the purchase of the same stock index at the same strike price. The Funds will cover put op-tions on a stock index written by, for example, holding in a segregated ac-count, with the custodian for Portfolios, cash or liquid assets equal to the strike price of the put option or by holding a separate put option permitting the purchase of the same stock index at the same strike price.
 The Funds intend to write covered call and put options on a stock index for the same purposes as they might write covered call and put options on their portfolio securities.
 A securities index fluctuates with changes in the market values of the securi-ties included in the index. For example, some options on securities indices are based on a broad market index such as the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange

("Nikkei Index") or the Standard & Poor's 500 Index, or a narrower market index such as the Standard & Poor's 100 or the Osaka Index of 50 Japanese Stocks traded on the Osaka Exchange. Indices may also be based on an industry or mar-ket segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges, among others: the London Traded Options Market, The Chicago Board Options Exchange; New York Stock Exchange; and American Stock Exchange. Options on other types of securities indices, which do not currently exist, may be in-troduced and traded on exchanges in the future.
 Options on indices relating to certain debt securities, referred to as inter-est rate indices, may be introduced in the future. In the event that a liquid market develops for options on an interest rate index, and the Board of Direc-tors of Portfolios authorizes a particular Fund to use such an option, the Fund may do so. Where permitted, each Fund intends to utilize options on interest rate indices in a manner similar to that described above with respect to op-tions on stock indices.
 The Funds' purchase and sale of options on indices will be subject to the same risks as those applicable to options on individual securities. In addition, the distinctive characteristics of options on indices create certain risks that are not present with options on individual securities. For example, index prices may be distorted if trading of certain securities included in the index is in-terrupted. Trading in the index options also may be interrupted in certain cir-cumstances, such as, for example, if trading were halted in a substantial num-ber of securities included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restric-tions on exercise were imposed, would be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds intend to pur-chase or write options only on indices which include a sufficient number of se-curities to minimize the likelihood of a trading halt in such options. In addi-tion, the ability to establish and close out positions on options on indices will be subject to the development and maintenance of a liquid secondary market for such options. The Funds will not purchase or sell any option on an index unless and until, in the opinion of GFM, the market for such options has devel-oped sufficiently that the risk in connection with such transactions is accept-able.
 The effectiveness of hedging through the purchase of options on indices will depend upon the extent to which price movements in the portion of the securi-ties portfolio being hedged correlate with price movements in the selected in-dex. Perfect cor-relation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the indices on which options are written. In the purchase of options on indices, the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in the price of the securities comprising the index for which the option has been purchased. In writing call options on indices, the principal risks are the inability to ef-fect closing transactions at fav-orable prices and the inability to participate in the appreciation of the underlying securities. In writing put options on in-dices, the principal risks are the inability to effect closing transactions at favorable prices and the obligation to make a cash settlement relating to the stock index at prices which may not reflect current market values.

 Futures Transactions:
 A futures contract is an agreement to buy or sell a security or currency (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price in the future. Trading in futures is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures contracts trade on certain regulated contract markets through an open outcry auction on the exchange floor. The Funds, as described more fully below, may purchase or sell futures contracts to effect hedging transac-tions. A hedge, as defined by the CFTC, is a transaction in which the Funds utilize futures contracts in order to protect the value of underlying portfolio securities or the currencies in which they are denominated from adverse fluctu-ations in the financial markets.

 Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currencies whenever it appears ec-onomically advantageous for the Fund to do so. A clearing organization associ-ated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.
 Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant or in a segregated custodial account a certain per-centage (presently less than ten percent) of the futures contract's market value as "initial margin." Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned upon termination of the futures contract if all contractual obligations have been satisfied. The initial margin in most cases consists of cash or U.S. Government securities. Subsequent cash payments, called "variation margin," may be required as a re-sult of marking the contracts to market on a daily basis as the contract value fluctuates.
 The use of futures contracts entails certain risks in addition to those stated below, including but not limited to; possible reduction in the Fund's income due to the use of hedging; possible reduction in value of both securities or currencies hedged and the futures contract; and potential losses in excess of the amount initially invested in the futures contracts themselves. The use of futures contracts requires special skills in addition to those needed to select portfolio securities or currencies.

 Stock Index Futures Contracts:
 The Funds, consistent with their investment objectives and policies, may at-tempt to reduce the risk of investments in equity securities by hedging por-tions of its underlying portfolio through the use of standardized stock index futures contracts. These contracts currently are actively traded on the Chicago Board of Trade, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade. Foreign stock index futures traded outside the United States include the Nikkei Index traded on the Singapore Interna-tional Monetary Exchange, Osaka Index traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Ex-change traded on the London International Financial Futures Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the Chicago Mercantile Exchange. U.S. commodity ex-changes may develop futures and futures options on other indices of foreign se-curities; futures and options on a U.S. devised in-dex of foreign stocks are also being developed. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the under-lying stocks in the index is made.
 The Funds intend to engage in stock index futures transactions as a hedge against market risk resulting from market conditions and over-all economic prospects with respect to the value of portfolio securities held by the Funds or which the Funds intend to purchase, as distinguished from stock-specific risk resulting from the market's evaluation of the merits of a particular secu-rity. For example, a Fund might sell stock index futures contracts to hedge against a decline in the value of securities held in that Fund. Alternatively, a Fund might buy stock index futures contracts to hedge against a rise in the value of securities the Fund intends to acquire.
 A Fund's successful use of stock index futures contracts depends upon the ability of GFM to ac-curately assess the direction of the stock market and is subject to various ad-ditional risks. The correlation between movement in the price of the stock in-dex futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund portfolio diverges from the composition of the relevant index. In addi-tion, the ability of a Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid second-ary markets will exist for any particular futures contract at any particular time. See also the risks noted above under "Futures Transactions."

 Interest Rate Futures Contracts:
 Each of the Funds, consistent with its investment objective and policies, may buy and sell futures contracts on interest-bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, three-month U.S. Treasury Bills, Eurodol-lar Certificates of Deposit and GNMA Certificates) for hedging purposes. Futures contracts on interest-bearing securities are actively traded on the Chicago Board of Trade, London International Financial Futures Exchange, Tokyo Stock Exchange, Paris Stock Exchange and International Monetary Market at the Chicago Merchantile Exchange. Further, in the event that a liquid market devel-ops for futures contracts based on an interest rate index, and the Board of Di-rectors of Portfolios authorizes a particular Fund to use such futures con-tracts, the Fund may do so. Futures contracts on interest-bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The Funds will engage in transactions in only those inter-est rate futures contracts that are traded on a commodities exchange or a board of trade and are standardized as to maturity date and the underlying financial instrument.
 For example, a Fund might sell an interest rate futures contract to hedge against a decline in the market value of debt securities the Fund owns. A Fund might also purchase an interest rate futures contract to hedge against an an-ticipated increase in the value of debt securities the Fund intends to acquire. The risks of interest rate futures contracts are briefly described above in connection with the proposed use of stock index futures contracts and in the general description of "Futures Transactions." In addition, a Fund's successful use of interest rate futures contracts depends upon the ability of GFM to accu-rately assess interest rate moves. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the financial futures contracts available to a Fund will not exactly match the debt securi-ties the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities a Fund intends to hedge or acquire and the interest rate futures contracts available to it, the Fund could purchase or sell futures contracts with a greater or lesser value than the debt securities it wished to hedge or intended to purchase. This imperfect correlation between the interest rate futures contract and the debt securities being hedged is an-other risk.

 Currency Futures Contracts:
 The Funds may buy and sell futures contracts on currencies. The Funds will en-gage in transactions in only those currency futures contracts that are traded on a national or foreign commodities exchange or a board of trade and are stan-dardized as to maturity date and the underlying financial instrument.
 Currency futures contracts may be used on currencies as a hedge against changes in prevailing currency exchange rates in order to establish more defin-itively the return on foreign securities held or intended to be acquired by the Funds. In this regard, the Funds could sell currency futures contracts to off-set the effect of expected decreases in currency exchange rates and purchase such contracts to offset the effect of expected increases in currency exchange rates. Although techniques other than the sale and purchase of currency futures contracts could be used for these purposes, currency futures contracts may be an effective and relatively low cost means of implementing these strategies.

 Options on Futures:
 The Funds may purchase put and call options on stock index futures contracts, write (i.e., sell) covered call options on stock index futures con-tracts and enter into closing transactions with respect to such options. The Funds may also write covered put options on stock index futures options or cur-rency futures contracts and may enter into closing transactions with respect to such options. In addition, the Funds are permitted to purchase or write covered put and call options on interest rate futures with respect to such options. Such transactions will only be for bona fide hedging purposes, as defined by the CFTC. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires. Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (to deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market.
 When a Fund as a purchaser of an option on a futures contract exercises such option and assumes a long futures position in the case of a call, or a short futures position in the case of a put, its gain will be credited to its futures margin account. Any loss suffered by the writer of the option on a futures con-tract will be debited to its futures variation margin account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option (i.e., entering into a closing transaction) at a market price that will reflect an increase or a decrease from the premium originally paid as a purchaser or required as a writer.
 Options on futures contracts can be used by a Fund to hedge the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts themselves. Depending on the pricing of the option, compared to ei-ther the futures contract upon which it is based or upon the price of the un-derlying securities or currencies themselves, it may or may not be less risky than direct ownership of the futures contract or the underlying securities or currencies.
 In contrast to a futures transaction, in which only transaction costs are in-volved, benefits received by a Fund as a purchaser in an option transaction will be reduced by the amount of the pre-mium paid as well as by transaction costs. In the event of an adverse market movement, however, a Fund which pur-chased an option will not be subject to a risk of loss on the option transac-tion beyond the price of the premium it paid plus its transaction costs. Pur-chasers of options who do not exercise their options prior to the expiration date will suffer a loss of the entire premium.
 If a Fund writes covered call or put options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in the Fund or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may also partially offset favorable changes in the value of its securities or currencies. For example, the writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securi-ties or currencies. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which pro-vides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities or currencies.
 While the purchaser or writer of an option on a futures contract may normally terminate its posi-tion by selling or purchasing an offsetting option of the same series, a Fund's ability to establish and close out options at fairly es-tablished prices will be subject to the existence of a liquid market. The Funds will not purchase or write options on futures contracts unless, in the opinion of GFM, the market for such options has sufficient liquidity that the risks associated with such options transactions are not unacceptable.

LIMITATIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS THEREON AND OPTIONS ON
INDICES:
 Regulations of the CFTC currently require certain limits to be placed on the use of futures contracts and options thereon. To ensure that the transactions constitute bona fide hedges, in instances involving the purchase or sale of a futures contract or the writing of covered call options on futures contracts, each Fund will be required to either (i) segregate sufficient cash or liquid assets to cover the outstanding position or (ii) cover the futures contract or option written on such contract by owning the instruments or currency under-lying the futures contract or option thereon or by holding a separate option permitting it to purchase or sell the same futures contract or option at the same strike price or better. In instances involving the writing of covered put options on futures contracts, the Funds will be required to (i) segregate suf-ficient cash or liquid assets equal to the strike price of the put options written or (ii) purchase a put option on the same futures contract at the same strike price as that written by the Funds. Where such positions are covered by the segregation of sufficient cash, cash equivalents or underlying securities, such amounts will be held in a segregated account with Portfolios' custodian to collateralize the position, thereby insuring that the use of such futures con-tracts and options thereon is unleveraged. A Fund may not establish a position in a futures contract or purchase an option thereon if immediately thereafter the sum of the amount of initial margin deposits on all open futures contracts and premiums paid for unexpired options on futures contracts would exceed 5% of the market value of that Fund's total assets; provided however, that in the case of an option that is "in-the-money" at the time of the purchase, the "in-the-money" amount may be excluded in calculating the 5% limitation. In addi-tion, shares of the Funds may not be sold or advertised as a participation in a commodity pool or other vehicle for trading in the commodity futures or options markets. Finally, the Funds must agree to submit information to the CFTC, as requested, to demonstrate compliance with applicable regulations and to assist the CFTC in collecting data and refining its hedging standards.
 With respect to options on indices, in order to insure that call options writ-ten by the Funds on indices are covered and, therefore, unleveraged, the Funds would be required to: (i) hold in a segregated account, with Portfolios' custo-dian, portfolio securities that substantially replicate the movement of the particular index upon which the call option was written or sufficient cash or liquid assets to cover the outstanding position, or (ii) hold a separate option permitting the purchase or sale of the same stock index at the same strike price or better. With respect to put options written on stock indices, the Funds will (i) segregate sufficient cash or liquid assets equal to the strike price of the put option written or (ii) purchase a put option on the same index at the same strike price as that written by the Funds.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:
 Each Fund may use forward foreign currency exchange contracts ("forward cur-rency contracts") to hedge the currency risk relating to the non-U.S. dollar-denominated securities purchased, sold, or held by that Fund.
 A forward currency contract involves an obligation to purchase or sell a spe-cific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward currency contract, the holder has the unilateral right to cancel the contract at maturity by paying a speci-fied fee. Forward currency contracts are traded in the interbank market con-ducted directly between currency traders (usually large commercial banks) and their customers. They generally have no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange traders do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies.

Thus, a trader may offer to sell a foreign currency to a Fund at one rate, while offering a lower rate of exchange should the Fund desire to resell that currency to the trader.
 At the maturity of a forward currency contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to ma-turity, a Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward currency contracts are usually effected with the currency trader that is a party to the original forward contract.
 As described in the Prospectus, each Fund may enter into a forward currency contract under two circumstances. First, when a Fund has entered into a con-tract to purchase or sell a non-U.S. security, it may protect itself against a possible loss between the trade date and the settlement date resulting from an adverse change in the relationship be-tween the U.S. dollar and the foreign currency in which such security is denominated by entering into a forward cur-rency contract in U.S. dollars for the purchase or sale of the amount of the foreign currency involved in the underlying security transaction. Second, when management of a Fund believes a particular foreign currency may suffer or enjoy a substantial movement against the U.S. dollar, the Fund may enter into a for-ward currency contract to sell or buy an amount of such currency (or another currency in a cross hedging transaction) approximating the value of some or all of the Fund's securities denominated in such foreign currency. However, the precise matching of the amounts of forward currency contracts and the value of the portfolio securities being hedged will not generally be possible, because the future value of such securities in foreign currencies will change as a con-sequence of movements in the market value of those securities between the dates the forward currency contracts are entered into and the dates they mature.
 Since it is impossible to forecast with precision the market value of portfo-lio securities at the expiration or maturity of a forward currency contract, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e. cash) market (and bear the expense of such purchase) if the market value of the securities being hedged is less than the amount of foreign currency the Fund would be obligated to deliver upon the sale of such securities. Converse-ly, it may be necessary for the Fund to sell some of the foreign currency re-ceived upon the sale of portfolio securities on the spot market if the market value of such securities exceeds the amount of foreign currency the Fund is ob-ligated to deliver.
 Each Fund may enter into forward currency contracts or maintain a net exposure on such contracts only if (i) the consummation of the contracts would not obli-gate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency or (ii) the Fund maintains with its custodian cash, U.S. government securities, or liq-uid cash in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts.
 The use of forward currency contracts involves various risks. A Fund may not always be able to enter into a forward currency contract when management deems it advantageous to do so, for instance, if the Fund is unable to find a counterparty to the transaction at an attractive price. Furthermore, a Fund may not be able to purchase forward currency contracts with respect to all of the foreign currencies in which its portfolio securities may be denominated. In those circumstances, and in a cross hedging forward currency contract, the cor-relation between the movements in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be pre-cise. Forward currency contracts are not guaranteed by a third party and, ac-cordingly, each party to a forward currency contract is dependent upon the creditworthiness and good faith of the other party. A default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its com-mitments for purchase or sale of currency, if any, at the current market price. Finally, the cost of purchasing forward currency contracts in a particular cur-rency will reflect, in part, the rate of return available on instruments denom-inated in that currency. The cost of purchasing forward currencies that gener-ally yield high rates of return may thus tend to reduce the rate of return to-ward the rate of return that would be earned on assets denominated in U.S. dol-lars.

DIRECTORS AND OFFICERS
 The directors and officers of Portfolios and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and director is One Madison Avenue, New York, New York 10010.

                                                                PRINCIPAL  OCCUPATION(S)
 NAME, (AGE) AND ADDRESS       POSITION(S)                        DURING PAST 5 YEARS
 -----------------------       -----------                      ------------------------
 Steve A. Garban (58)+.......  Director                   Retired, formerly Senior Vice-
 The Pennsylvania State Uni-                              President Finance and Operations and
 versity                                                  Treasurer Emeritus, The Pennsylvania
 208 Old Main                                             State University
 University Park, PA 16802
 Jeffrey J. Hodgman (52)(*)+.   Chairman of the Board,    Senior Vice President, Metropolitan
                                President, Chief          Life Insurance Company
                                Executive Officer and     ("Metropolitan Life")
                                Director
 Malcolm T. Hopkins (67)+....  Director                   Former Vice-Chairman of the Board
 14 Brookside Road                                        and Chief Financial Officer, St.
 Biltmore Forest                                          Regis Corp.
 Asheville, NC 28803
 Robert A. Lawrence (69)+....  Director                   Partner, Saltonstall & Co. (private
 50 Congress Street                                       investment firm)
 Boston, MA 02109
 Dean O. Morton (63)+........  Director                   Retired; formerly Executive Vice-
 3200 Hillview Avenue                                     President, Chief Operating Officer
 Palo Alto, CA 94304                                      and Director, Hewlett--Packard
                                                          Company
 Michael S. Scott Morton       Director                   Jay W. Forrester Professor of
 (58)+.......................                             Management at Sloan School of
 Massachusetts Institute of                               Management, MIT
   Technology ("MIT")
 77 Massachusetts Avenue
 Cambridge, MA 02139
 John H. Tweedie (50)(*)+....  Director                   Executive Vice President,
                                                          Metropolitan Life since 1993;
                                                          President and Chief Executive
                                                          Officer of Metropolitan Life's
                                                          Canadian Operations 1990-1993; prior
                                                          thereto, Senior Vice President and
                                                          Chief Actuary
 Gary Lineberry (45).........  Vice President             Vice-President, Metropolitan since
                                                          1994; prior thereto National
                                                          Director, 1992-1994; prior thereto
                                                          Vice President, Mutual of New York
 Ronald Zito (37)+...........  Controller                 Director-Accounting and Financial
                                                          Controls-Pensions, Metropolitan Life
                                                          since 1995; Director-Retirement
                                                          Savings Center, 1993-1994; prior
                                                          thereto, Manager
 Christopher P. Nicholas       Secretary                  Associate General Counsel,
 (46)+.......................                             Metropolitan Life since 1990; prior
                                                          thereto, Assistant General Counsel.
 Elliot Reiter (44)..........  Treasurer                  Vice-President, Metropolitan Life
 Albert Rosenthal (64)+......  Vice-President and         Assistant Vice-President
                               Chief Operating Officer    Metropolitan Life since 1993;
                                                          Director-Personal Insurance,
                                                          Advanced Markets, 1991-1993; prior
                                                          thereto, Manager

-------
(*) Interested Person, as defined in the Investment Company Act of 1940 ("1940
 Act"), of the Funds.

(+) Serves as a trustee, director and/or officer of one or more of the following investment companies, each of which has an advisory relationship with the Investment Manager or its affiliates: State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust, State Street Research Growth Trust, State Street Research Exchange Trust and Metropolitan Series Fund, Inc.

 During the last fiscal year of the Funds, the Directors were compensated as follows:

-------------------------------------------------------------------------------
                                                                       (5)
                                                (3)                   TOTAL
                                             PENSION OR            COMPENSATION
                                             RETIREMENT    (4)         FROM
                                    (2)       BENEFITS  ESTIMATED   PORTFOLIOS
                                 AGGREGATE   ACCRUED AS   ANNUAL     AND FUND
    (1)                         COMPENSATION  PART OF    BENEFITS  COMPLEX PAID
  NAME OF                           FROM     PORTFOLIOS    UPON    TO DIRECTORS
  DIRECTOR                       PORTFOLIOS   EXPENSE   RETIREMENT     (A)
-------------------------------------------------------------------------------
Jeffrey J. Hodgman.............      0           0          0           0
Steve A. Garban................    $6,000        0          0        $22,500
Malcolm T. Hopkins.............    $6,000        0          0        $22,500
Robert A. Lawrence.............    $5,250        0          0        $88,435
Dean O. Morton.................    $6,000        0          0        $97,085
Michael S. Scott Morton........    $5,250        0          0        $98,535
John H. Tweedie................      0           0          0           0

-------

(a) Complex is comprised of 10 trusts and two corporations with a total of 30 funds and/or series.

(b) Directors and officers who are affiliated with the Investment Manager or Sub-Investment Manager or their affiliates ("interested persons" as defined under the Investment Company Act of 1940) do not receive any compensation for services rendered to Portfolios in addition to their compensation for services rendered to Metropolitan Life or such affiliated companies. The Directors who are not affiliated with the Investment Manager or Sub-Investment Manager or their affiliates are paid a fee of $4,000 for each full calendar year during which services are rendered to Portfolios. In addition, they are paid a fee of $750 for attending each of the directors' meetings and $250 for attending each audit committee meeting and are reimbursed for out-of-pocket expenses.

 As of January 31, 1996, the directors and officers of Portfolios as a group owned approximately 2.3% of the outstanding Class A shares of the International Equity Fund and owned no shares of the International Fixed Income Fund.

CONTROL PERSONS

 As of January 31, 1996, the following persons or entities were the record and/or beneficial owners of the approximate amount of each Class of shares of each Fund as set forth beside their names:


                                                                     PERCENTAGE
                 SHAREHOLDER                ADDRESS                  OWNERSHIP
                 -----------                -------                  ----------
  INTERNATIONAL
  EQUITY FUND
  -------------
  Class A....... Merrill Lynch Pierce       4800 Deer Lake Drive         7.1%
                  Fenner & Smith, Inc.(b)   East
                                            Jacksonville, FL 32246-
                                            6484
  Class B....... Merrill Lynch Pierce       4800 Deer Lake Drive        18.0%
                  Fenner & Smith, Inc.(b)   East
                                            Jacksonville, FL 32246-
                                            6484
  Class C....... Chase Manhattan            770 Broadway                47.0%
                  Bank, N.A.(c)             New York, NY 10003
  Class D....... Wachovia Bank of North     301 N. Main Street           5.3%
                  Carolina(b)               Winston Salem, NC 27150
                 Merrill Lynch Pierce       4800 Deer Lake Drive        43.4%
                  Fenner & Smith, Inc.(b)   East
                                            Jacksonville, FL 32246-
                                            6484


                                                                     PERCENTAGE
                 SHAREHOLDER                ADDRESS                  OWNERSHIP
  INTERNATIONAL  -----------                -------                  ----------
  FIXED INCOME
  FUND
  -------------
  Class A....... State Street Bank and      225 Franklin Street          8.3%
                 Trust  Company(d)          Boston, MA 02110
                 Metropolitan Life(a)       One Madison Avenue          23.0%
                                            New York, NY 10010
                 First Southwest            1700 Pacific Avenue,         8.3%
                 Company(b)                 Suite 500
                                            Dallas, TX 75201-4627
  Class B....... State Street Bank and      225 Franklin Street          7.3%
                 Trust  Company(d)          Boston, MA 02110
                 Metropolitan Life(a)       One Madison Avenue          14.4%
                                            New York, NY 10010
                 Merrill Lynch Pierce       4800 Deer Lake Drive        32.6%
                  Fenner & Smith, Inc.(b)   East
                                            3rd Floor
                                            Jacksonville, FL 32246-
                                            6484
                 A. Field & B. Zimmerman,   c/o State Street             5.0%
                 Trustees                   Research Shareholder
                                            Services
                                            One Financial Center
                                            Boston, MA 02111
  Class C....... Metropolitan Life(a)       One Madison Avenue         90.17%
                                            New York, NY 10010
  Class D....... Metropolitan Life(a)       One Madison Avenue         44.30%
                                            New York, NY 10010
                 Merrill Lynch Pierce       4800 Deer Lake Drive       26.83%
                  Fenner & Smith, Inc.(b)   East
                                            Jacksonville, FL 32246-
                                            6484
                 H. Flammang                c/o State Street             9.3%
                                            Research Shareholder
                                            Services
                                            One Financial Center
                                            Boston, MA 02111

-------
(a) Metropolitan Life was the record and/or beneficial owner, directly or indirectly through its subsidiaries or affiliates, of such shares.

(b) Portfolios believes that the entity does not have beneficial ownership of such shares.

(c) Chase Manhattan Bank, N.A. holds the shares as trustee for various employee benefit plans and Portfolios believes that United States Trust does not have beneficial ownership of such shares.
(d) State Street Bank and Trust Company holds such shares as custodian for individual retirement accounts and Portfolios believes that State Street Bank does not have beneficial ownership of such shares.

 Ownership of 25% or more of a voting security is deemed "control" as defined in the 1940 Act. So long as 25% of a class of a Fund's shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders, such as any Distribution Plan for a given class.

INVESTMENT MANAGEMENT AGREEMENTS INVESTMENT MANAGEMENT AGREEMENTS AND SUB-INVESTMENT MANAGEMENT AGREEMENTS:

Portfolios has entered into separate Investment Management Agreements with the Investment Manager (State Street Research Investment Services, Inc., One Finan-cial Center, Boston, MA 02111) with respect to each Fund and separate Sub-In-vestment Management Agreements with the Investment Manager and GFM, the Sub-In-vestment Manager, with respect to each Fund. GFM has overall responsibility for the investment management, and provides the portfolio managers for the Funds. The portfolio managers consider analyses from various sources, make the neces-sary investment decisions and effect transactions accordingly. State Street Re-search Investment Services, Inc. is an indirect wholly-owned subsidiary of Met-ropolitan Life. State Street Research & Management Company, another indirect wholly-owned Metropolitan Life subsidiary, is the investment manager of the other State Street Research mutual funds.

 Securities held by any Fund may also be held by other accounts managed by the Investment Man-ager, by Metropolitan Life, by State Street Research & Manage-ment Company and by GFM, including Metropolitan Life's general and separate ac-counts, the other Funds of Portfolios, Metropolitan Life advisory clients, the advisory clients of the Investment Manager and the advisory clients of State Street Research & Management Company and GFM. When selecting securities for purchase or sale for a Fund, the Investment Manager and GFM may at the same time be pur-chasing or selling the same securities for one or more of such other accounts. It is the policy of the Investment Manager and GFM not to favor any one account over the other, and any purchase or sale orders executed contemporaneously are allocated at the average price and as nearly as practicable on a pro-rata basis in proportion to the amounts desired to be purchased or sold by each account. While it is conceivable that in certain instances this procedure could ad-versely affect the price or number of shares involved in a Fund's transactions, it is believed that the procedure generally contributes to better overall exe-cution of portfolio transactions. The Board of Directors has adopted guidelines governing the procedure and will monitor the procedure to determine that the guidelines are being followed and that the procedure continues to be in the best interests of the Funds and their shareholders.

 Portfolios compensates the Investment Manager at the annual rate of 0.95% of the average daily value of the net assets of the International Equity Fund and 0.75% of the average daily value of the net assets of the International Fixed Income Fund, respectively. For providing sub-investment management services for the International Equity and International Fixed Income Funds, GFM receives from the Investment Manager a monthly fee equal to 0.75% (on an annual basis) of the average daily value of the net assets of the International Equity Fund and 0.55% (on an annual basis) of the average daily value of the net assets of the International Fixed Income Fund. Portfolios has no responsibility for the payment of fees to GFM. For fiscal years ending October 31, 1993, October 31, 1994 and October 31, 1995 the investment advisory fees for the International Equity Fund were $152,114, $597,501, and $830,476 respectively. For fiscal years ending October 31, 1993, October 31, 1994 and October 31, 1995 the in-vestment advisory fees for the International Fixed Income Fund were $172,435, $188,723 and $210,657, respectively. For the same periods, the voluntary reduc-tion of management fees and assumption of expenses by the Investment Manager/Distributor or its affiliates amounted to $240,442, $386,279 and $529,341 for the International Equity Fund and $100,743, $85,904 and $149,825 for the International Fixed Income Fund. For fiscal years ending October 31, 1993, October 31, 1994, and October 31, 1995, sub-investment management fees for the International Equity and International Fixed Income Funds were $120,090, $471,711, and $655,639 and $126,452, $138,397 and $154,482, respec-
tively.

 The Investment Management Agreements relating to the International Equity and International Fixed Income Funds and the Sub-Investment Management Agreements relating to the Funds were approved by the shareholders of the Funds at the first annual meeting of shareholders held on April 28, 1993. Unless earlier terminated, each Agreement will continue in effect from year to year with re-spect to each Fund, if approved annually (a) by the Board of Directors of Port-folios or by a majority of the outstanding shares of that Fund (as determined pursuant to the 1940 Act), and (b) by a majority of the Board of Directors who are not "interested persons" (within the meaning of the 1940 Act) of any party of such Agreement. The Agreements are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or, with respect to any Fund, by the requisite vote of the shareholders of that Fund.

 To the extent required under applicable state regulatory requirements, the In-vestment Manager will reduce its management fee payable by Portfolios with re-spect to a Fund up to the amount of any expenses (excluding Rule 12b-1 Distri-bution Plan payments, brokerage commissions, interest, taxes and litigation ex-penses) paid or incurred by such Fund in any fiscal year which exceed specified percentages of the average daily net assets of such Fund for such fiscal year. The most restrictive of such percentage limitations is currently 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million of aver-age net assets and 1.5% of the remaining average net assets. These commitments may be amended or rescinded in response to changes in the requirements of the various states by the Directors without shareholder approval.

 No person other than Portfolios and the Investment Manager pays any of the fees, expenses or costs of the Funds. Under a Shareholders' Administrative Services Agreement between Portfolios and the Investment Manager, the Invest-ment Manager provides shareholders' administrative services, such as responding to inquiries and instructions from shareholders respecting the purchase and re-demption of shares of the Funds, and is entitled to reimbursement of its costs for providing such services subject to the limitations described below. Under a Sub-Administration Agreement between the Funds' transfer agent and dividend disbursing agent, State Street Bank and Trust Company and Metropolitan Life In-surance Company, Metropolitan Life Insurance Company receives a fee for the maintenance of certain share ownership records for participants in sponsored arrangements, such as employee benefit plans, through or under which a Fund's shares may be purchased. The Funds' liability for all of the fees and costs payable by the Funds for services provided by the Funds' transfer agent and dividend disbursing agent, the fees for shareholders' administrative services, paid by the Funds, and any other fees or costs under any sub-administration agreements entered on behalf of the Funds in the aggregate, is limited to 0.30% of the average daily net assets of the Funds. Any excess is a liability of the Investment Manager as provided under the Shareholders' Administrative Ser-vices Agreement, which may be terminated by Portfolios upon 60 days notice and by the Investment Manager upon six months notice.

ALLOCATION OF PORTFOLIO BROKERAGE:
Under the Investment Management Agreements, the Investment Manager has ultimate responsibility for selecting broker-dealers through which investments are to be purchased and sold for Portfolios. Under the Sub-Investment Management Agree-ments, GFM has day-to-day responsibility for selecting broker-dealers through which securities or other investments are to be purchased and sold for the Funds.

 In selecting brokers or dealers to effect portfolio transactions for the Funds, GFM seeks the best available combination of execution and over-all price (which includes the cost of the transaction). GFM will utilize brokers which provide it solely with brokerage services, as well as brokers which provide GFM with such research services as economic, political and social trend analysis and reports on the equity and credit markets and analyses of industries and in-dividual companies. GFM is authorized, pursuant to the Sub-Investment Manage-ment Agreement with respect to the Funds, to cause Portfolios on behalf of the Funds to pay to the brokers that furnish brokerage and research services (as such services are defined under Section 28(e) of the 1934 Act) a brokerage com-mission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of research services provided by the broker. However, such higher commissions must be deemed by GFM to be reasonable in relation to the brokerage and research services provided by the broker-dealer, viewed in terms of either that particular transaction or the overall decision-making responsibilities of GFM with respect to the Funds or other accounts, if any, as to which it exercises investment discretion (as such term is defined under Section 3(a)(35) of the 1934 Act).

 In all transactions, GFM seeks on behalf of the Funds brokerage commissions at least as reasonable as those generally secured by those advisers that generate annually comparable amounts of commissions paid to brokers that provide broker-age and research services to those advisers.

 Research services rendered to GFM by brokers selected to execute transactions for the Funds may be used in providing service to all of GFM's clients. Also all research services may not be utilized by GFM in connection with the client accounts which paid commissions to the broker providing such services.

 On the basis of the best service provided for the benefit of the Funds in terms of execution capability, execution cost, and research, GFM will allocate business proportionally among a number of brokers and will regularly review such allocations. During the fiscal years ending October 31, 1993, October 31, 1994 and October 31, 1995, the dollar amount of brokerage commissions paid by the International Equity Fund was $171,198, $391,200 and $400,465, respective-ly. The International

Fixed Income Fund did not incur any brokerage commissions for the same periods. Substantially all commissions were paid to firms which provided research and statistical services either to Metropolitan Life, State Street Research & Man-agement Company or GFM.

 Subject to the policy of seeking best overall price and execution, sales of shares of the Funds may be considered in the selection of broker or dealer firms for the Funds' portfolio transactions.

PURCHASE OF SHARES

Shares of the Funds are distributed by the Distributor. The Funds offer four classes of shares which may be purchased at the next determined net asset value per share plus, in the case of all classes except Class C shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B and Class D shares). General information on how to buy shares of the Funds, as well as sales charges involved, are set forth under "Purchase of Shares" in the Pro-spectus. The following supplements that information.

 Public Offering Price--The public offering price for each class of shares of the Funds is based on their net asset value determined as of the close of the New York Stock Exchange ("NYSE") on the day the purchase order is received by State Street Research Shareholder Services provided that the order is received prior to the close of the NYSE on that day; otherwise the net asset value used is that determined as of the close of the NYSE on the next day it is open for unrestricted trading. When a purchase order is placed through a dealer, that dealer is responsible for transmitting the order promptly to State Street Re-search Shareholder Services in order to permit the investor to obtain the cur-rent price. Any loss suffered by an investor which results from a dealer's failure to transmit an order promptly is a matter for settlement between the investor and the dealer.

 Reduced Sales Charges--For purposes of determining whether a purchase of Class A shares qualifies for reduced sales charges, the term "person" includes: (i) an individual, or an individual combining with his or her spouse and their children and purchasing for his, her or their own account; (ii) a "company" as defined in Section 2(a)(8) of the 1940 Act; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code); (iv) a tax-ex-empt organization under Section 501(c)(3) or (13) of the Internal Revenue Code; and (v) an employee benefit plan of a single employer or of affiliated employ-ers.

 Investors may purchase Class A shares of the Funds at reduced sales charges by executing a Letter of Intent to purchase no less than an aggregate of $100,000 of a Fund or any combination of Class A shares of Eligible Funds as designated by the Distributor within a 13-month period. The sales charge applicable to each purchase made pursuant to a Letter of Intent will be that which would ap-ply if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be included therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

 An investor may include toward completion of a Letter of Intent the value (at the current public offering price) of all of his or her Class A shares of the Funds and of any of the other Class A shares of Eligible Funds held of record as of the date of his or her Letter of Intent, plus the value (at the current offering price) as of such date of all of such shares held by any "person" de-scribed herein as eligible to join with the investor in a single purchase. Class B, Class C and Class D shares may also be included in the combination un-der certain circumstances.

 A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 5% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the Letter of In-tent is completed or, if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capi-tal gains distributions with respect to the escrowed shares will be credited to the investor's account.

 Investors may purchase Class A shares of the Funds or a combination of Eligi-ble Funds at reduced sales charges pursuant to a Right of Accumulation. The ap-plicable sales charge under the Right is determined on the amount arrived at by combining the dollar amount of the purchase with the value (at the current pub-lic offering price) of all Class A shares of the other Eligible Funds owned as of the purchase date by the investor plus the value (at the current public of-fering price) of all such shares owned as of such date by any "person" de-scribed herein as eligible to join with the investor in a single purchase. Class B, Class C and Class D shares may also be included in the combination un-der certain circumstances. Investors must submit to the Distributor sufficient information to show that they qualify for this Right of Accumulation.

 Class C Shares--Class C shares are currently available to certain benefit plans such as qualified retirement plans which meet criteria relating to level of assets, number of participants, service agreements, or similar factors; banks and insurance companies purchasing for their own accounts; endowment funds of nonprofit organizations with substantial minimum assets; and other similar institutional investors.

 Reorganizations--In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, as amended, a Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

REDEMPTION IN KIND

 Portfolios reserves the right to pay redemptions in kind with portfolio secu-rities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, a Fund may limit the amount of redemption proceeds paid in cash. Although it has no present intention to do so, a Fund may, under unusual circumstances, limit redemptions in cash with respect to each shareholder dur-ing any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of such Fund at the beginning of such period. In connection with any redemptions paid in kind with portfolio securities, brokerage and other costs may be incurred by the redeeming shareholder in the sale of the securi-ties received.

NET ASSET VALUE

 The net asset value of the shares of each Fund is determined once daily as of the close of regular trading on the NYSE, ordinarily 4 P.M. New York City time, Monday through Friday, on each day during which the NYSE is open for unre-stricted trading. The NYSE is currently closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

 The net asset value per share of a Fund is computed by dividing the sum of the value of the secu-rities held by the Fund plus any cash or other assets minus all liabilities by the total number of outstanding shares of the Fund at such time. Any expenses, except for extraordinary or nonrecurring expenses, borne by a Fund, including the investment management fee payable to the Investment Man-ager, are accrued daily.

 Securities held by each Fund will be valued as follows. Portfolio securities which are traded on domestic stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Portfolio securities which are traded on NASDAQ, or other system, are valued at the last reported sales price. Each portfolio security which is primarily traded on non-domestic securities exchanges is generally valued at the preceding closing value of such security on the exchange where it is primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Directors or its delegates. If no closing price is available, then such secu-rity is valued first by using the mean between the last current bid and asked prices or, second, by using the last available closing price. Domestic securi-ties traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers which make markets in the securities. All non-U.S. securities traded in the over-the-counter securities market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such non-domestic over-the-counter securities, then such securities will be valued in good faith by a method that the Board of Di-rectors, or its delegates, believe accurately reflects fair value. Portfolio securities which are traded both in the over-the-counter market and on a secu-rities exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available, e.g. certain long-term bonds and notes, are valued at fair value as determined in good faith by or under the direction of the Board of Directors of Portfolios.

 In determining the values of portfolio assets as provided below, the Directors utilize one or more pricing services in lieu of market quotations for certain securities which are not readily available on a daily basis. Such services may provide prices determined as of times prior to the close of the NYSE.

 The Directors have determined that unless the particular circumstances other-wise indicate, the fair value of short-term instruments with a remaining matu-rity of sixty days or less is their amortized cost value. If for any reason the fair value of any security is not fairly reflected by such method, such secu-rity will be valued by the same methods as securities having a maturity of more than sixty days.

 Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valua-tion or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily. The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being recognized when the futures contract closes or expires.

 Generally, trading in foreign securities, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the Funds' shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE which will not be reflected in the compu-tation of the Funds' net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be val-ued at their fair value as determined in good faith by the Directors.

PORTFOLIO TRANSACTIONS

PORTFOLIO TURNOVER:

A Fund's turnover rate is determined by dividing the lesser of securities pur-chases or sales for a year by the monthly average value of securities held by the Fund (excluding securities whose maturities or expiration date at the time of their acquisition were one year or less).

 The International Equity Fund's turnover rates for the fiscal years ending Oc-tober 31, 1994 and October 31, 1995, were 80.60% and 100.68% respectively. The International Fixed Income Fund's turnover rates for the same periods were 38.84% and 23.31%. Each Fund reserves full freedom with respect to portfolio turnover. In periods when there are rapid changes in economic conditions or se-curity price levels, portfolio turnover may be significantly higher than during times of economic and market price stability or when investment strategy re-mains relatively constant. A high rate of portfolio turnover will result in in-creased transaction costs for the Fund.

CERTAIN TAX MATTERS

TAXATION OF THE FUNDS--IN GENERAL:

Each Fund intends to qualify and elect to be treated each taxable year as a "regulated invest-ment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although they cannot give complete assurance that they will qualify to do so. Accordingly, a Fund must, among other things,
(a) derive at least 90% of its gross income in each taxable year from divi-dends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other in-come (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, se-curities or currencies (the "90% test"); (b) derive less than 30% of its gross income in each taxable year from the sale or other disposition of any of the following held for less than three months (the "30% test"): (i) stock or secu-rities; (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) or (iii) foreign currencies (or op-tions, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the Fund's principal business of investing in stocks or securities (or op-tions and futures with respect to stocks or securities); and (c) satisfy cer-tain diversification requirements.

 The 30% test will limit the extent to which a Fund may sell securities held for less than three months; write options which expire in less than three months; and effect closing transactions with respect to call or put options that have been written or purchased within the preceding three months. (If a Fund purchases a put option for the purpose of hedging an underlying portfolio security, the acquisition of the option is treated as a short sale of the un-derlying security unless, for purposes only of the 30% test, the option and the security are acquired on the same date.) Finally, as discussed below, this re-quirement may also limit investments by a Fund in options on stock indices, listed options on nonconvertible debt securities, futures contracts, options on interest rate futures contracts and certain foreign currency contracts.

 If a Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distribu-tions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of such Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capi-tal that would reduce the basis of their shares of such Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the sharehold-er's shares would be taxable as gain realized from the sale of such shares.

 A Fund will be liable for a nondeductible 4% excise tax on amounts not dis-tributed on a timely basis in accordance with a calendar year distribution re-quirement. To avoid the tax, during each calendar year a Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its capi-tal gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year.

Each Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUNDS' INVESTMENTS:

Original Issue Discount; Market Discount:
For federal income tax purposes, debt securities purchased by a Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

 Debt securities may be purchased by a Fund at a discount that exceeds the original issue discount, if any, at the time a Fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless a Fund elects to include such accrued market discount in income in the tax year to which it is attributable). For debt securities acquired before May 1, 1993, this rule applies only if the debt security was issued after July 18, 1984. Generally, market discount is ac-crued on a daily basis. A Fund may be required to capitalize, rather than de-duct currently, part or all of any direct interest expense incurred to purchase or carry any debt security having market discount, unless a Fund makes the election to include market discount in income currently. Because each Fund must include original issue discount in income, it will be more difficult for such Fund to make the distributions required for such Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions:

Certain of a Fund's investments may be subject to provisions of the Code that
(i) require inclusion of unrealized gains or losses in a Fund's income for pur-poses of the 90% test, the 30% test, the excise tax and the distribution re-quirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term or long-term gain or loss. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment compa-ny. The ability of a Fund to engage in option and futures transactions may be limited by the 30% test.

 Gains or losses attributable to foreign currency contracts or fluctuations in exchange rates that occur between the time a Fund accrues income or expenses denominated in a foreign currency and the time the Fund actually collects such income or pays such expenses are treated as ordinary income or loss. The por-tion of any gain or loss on the disposition of a debt security denominated in a foreign currency that is attributable to fluctuations in the value of the for-eign currency during the holding period of the debt security will likewise be treated as ordinary income or loss. Such ordinary income or loss will increase or decrease the amount of the Fund's net investment income.

 If a Fund invests in the stock of certain "passive foreign investment compa-nies" ("PFICs"), income of such companies may become taxable to the Fund prior to its distribution to the Fund or, alter- natively, ordinary income taxes and interest charges may be imposed on the Fund on "excess distributions" received by the Fund or on gain from the disposition of such investments by the Fund. Neither Fund intends to invest in PFICs. Because of the broad scope of the PFIC rules, however, there can be no assurance that they can avoid doing so.

TAXATION OF THE FUNDS' SHAREHOLDERS:

A Fund may be subject to foreign taxes, including foreign income taxes. If so, each Fund intends to meet the requirements of the Code for passing through to its shareholders the tax benefit of foreign income taxes paid, although there is no assurance that it will be able to do so. Under this provision, if more than half of the value of the total assets of a Fund at the close of its tax-able year consists of stock or securities of foreign corporations, the Fund will be eligible and intends to elect to pass through to its shareholders the amount of foreign taxes it paid if such amounts are material. Pursuant to this election, a United States shareholder will, in general, be required to (i) in-clude in gross income, in addition to taxable distributions actually received, his or her pro rata share of the foreign taxes paid by the Fund, (ii) treat that share of taxes as having been paid directly by him or her, and (iii) ei-ther deduct such share of taxes or treat such share of taxes as a credit against United States income tax liability. A tax exempt share holder will or-dinarily not benefit from this election.

 Generally, a credit for foreign taxes paid by the Funds may not exceed a shareholder's United States income tax attributable to the shareholder's for-eign source income. This limitation applies separately to different categories of income, one of which is foreign-source passive income, which is likely to include all of the foreign-source income of a Fund. As a result of these limi-tations, some shareholders may not be able to utilize fully any foreign tax credits generated by an investment in a Fund. Each Fund will provide its share-holders with information about the source of its income and the for-eign taxes it has paid for use in preparing the shareholder's United States income tax re-turn.

 Dividends from domestic corporations are not expected to comprise a substan-tial part of the income of either Fund. If such dividends are earned by a Fund, then a portion of the dividends paid by that Fund may qualify for the 70% de-duction for dividends received which is available to corporate shareholders of the Fund. Shareholders will be informed of any portion of the dividends paid by a Fund which qualifies for this deduction. The dividends-received deduction is reduced to the extent the dividends received are treated as debt-financed, un-der the Code, and is eliminated if the stock is held for less than 46 days.

 Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such share-holder on December 31, provided that such Fund pays the dividend during January of the following calendar year.

 Distributions by a Fund result in a reduction in the fair market value of such Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In par-ticular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a re-turn of investment upon distribution which will nevertheless be taxable to them.

 The foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, that is, United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to United States with-holding at a rate of 30% (or at a lower rate under an applicable treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from United States sources under the Code.

 Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

DISTRIBUTION OF SHARES OF THE FUNDS:

Portfolios is currently comprised of the following series: International Eq-uity Fund and International Fixed Income Fund. The Directors of Portfolios have authorized shares of the Funds to be issued in four classes: Class A, Class B, Class C and Class D shares. The Directors of Portfolios have author-ity to issue an unlimited number of shares of each series, $.01 par value per share. A "series" is a separate pool of assets of Portfolios which is sepa-rately managed and has a different investment objective and different invest-ment policies from those of another series. The Directors have authority, without the necessity of a shareholder vote, to create any number of new se-ries or classes or to commence the public offering of shares of any previously established series or class.

 The Funds have entered into a Distribution Agreement with State Street Re-search Investment Services, Inc., as Distributor, whereby the Distributor acts as agent to sell and distribute shares of the Funds. Shares of the Funds are sold through dealers who have entered into sales agreements with the Distribu-tor. The Distributor distributes shares of the Funds on a continuous basis at an offering price which is based on the net asset value per share of the ap-plicable Fund plus (subject to certain exceptions) a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B or Class D shares). The Distributor may reallow all or portions of such sales charges as conces-sions to dealers. For the fiscal year ending October 31, 1993 and for the pe-riod November 1, 1993 through February 28, 1994, total sales charges amounted to $271,323 and $215,107, respectively, for the International Equity Fund and $42,560 and $10,346, respectively, for the International Fixed Income Fund. For the same periods, $31,551 and $24,764 was retained by the Distributor af-ter reallowance of concessions to dealers for the International Equity Fund and $4,804 and $1,306 for the International Fixed Income Fund. For the period March 1, 1994 (commencement of share class designation) through October 31, 1994, and the fiscal year ending October 13, 1995 total sales charges for the Class A shares amounted to $411,711 and $255,655 for the International Equity Fund and $9,827 and $25,177 for the International Fixed Income Fund. For the same periods, $91,079 and $29,729 was retained by the Distributor after real-lowance of concessions to dealers for the International Equity Fund and $4,121 and $3,148 for the International Fixed Income Fund. No information is pre-sented for Class A, Class B and Class D shares for the fiscal year ended Octo-ber 31, 1993, and the period ended November 1, 1993 through February 28, 1994, because no shares of those classes were outstanding during those periods.

 For the periods shown below, the Distributor received contingent deferred sales charges upon redemption of Class A, Class B and Class D shares of the Funds and paid initial commissions to securities dealers for sales of such shares as follows:

INTERNATIONAL EQUITY FUND

                                                           PERIOD MARCH 1, 1994
                                                          (COMMENCEMENT OF SHARE
                                        FISCAL YEAR         CLASS DESIGNATION)
                                           ENDING                THROUGH
                                      OCTOBER 31, 1995       OCTOBER 31, 1994
                                   ---------------------- ----------------------
                                   CONTINGENT             CONTINGENT
                                    DEFERRED  COMMISSIONS  DEFERRED  COMMISSIONS
                                     SALES      PAID TO     SALES      PAID TO
                                    CHARGES     DEALERS    CHARGES     DEALERS
                                   ---------- ----------- ---------- -----------
Class A...........................  $     0    $225,926      $ 0      $320,632
Class B...........................  $81,190    $558,930      $ 0      $617,850
Class D...........................  $ 2,446    $ 45,585      $ 0      $ 15,663

INTERNATIONAL FIXED FUND

                                                           PERIOD MARCH 1, 1994
                                                          (COMMENCEMENT OF SHARE
                                        FISCAL YEAR         CLASS DESIGNATION)
                                           ENDING                THROUGH
                                      OCTOBER 31, 1995       OCTOBER 31, 1994
                                   ---------------------- ----------------------
                                   CONTINGENT             CONTINGENT
                                    DEFERRED  COMMISSIONS  DEFERRED  COMMISSIONS
                                     SALES      PAID TO     SALES      PAID TO
                                    CHARGES     DEALERS    CHARGES     DEALERS
                                   ---------- ----------- ---------- -----------
Class A...........................   $    0     $22,029      $ 0       $ 5,706
Class B...........................   $3,822     $44,683      $ 0       $30,667
Class D...........................   $  430     $ 5,961      $ 0        $   163

 Differences in the price at which the Funds' Class A shares are offered due to scheduled variations in sales charges, as described in the Funds' Prospectus, result from cost savings inherent in economies of scale. Management believes that the cost of sales efforts of the Distributor and broker-dealers tends to decrease as the size of purchases increases, or does not involve any incremen-tal sales expenses as in the case of, for example, exchanges, reinvestments or dividend investments at net asset value. Similarly, no significant sales effort will be necessary for sales of shares at net asset value to certain Directors, officers, employees, their relatives and other persons directly or indirectly related to the Funds or associated entities. Where shares of the Funds are of-fered at a reduced sales charge or without a sales charge pursuant to sponsored arrangements and managed fee-based programs, the amount of the sales charge re-duction will similarly reflect the anticipated reduction in sales expenses as-sociated with such arrangements. The reduction in sales expenses, and therefore the reduction in sales charge, will vary depending on factors such as the size and other characteristics of the organization or program, and the nature of its membership or the participants. Portfolios reserves the right to make varia-tions in, or eliminate, sales charges at any time or to revise the terms of or to suspend or discontinue sales pursuant to sponsored arrangements at any time.

 On any sale of Class A shares of $1,000,000 or more, the Distributor will pay the authorized securities dealer making such sale commission on the shares sold. Such commission also is payable to authorized securities dealers upon sales of Class A shares made pursuant to a Letter of Intent to purchase shares having a net asset value of $1,000,000 or more. Shares sold with such commis-sions payable are subject to a one-year contingent deferred sales charge of 1.00% on any portion (excluding capital appreciation and dividends) of such shares redeemed within one year following their sale. After a particular pur-chase of Class A shares is made under the Letter of Intent, the commission will be paid only in respect of that particular purchase of shares. If the Letter of Intent is not completed, the commission paid will be deducted from any dis-counts or commissions otherwise payable to such dealer in respect of shares ac-tually sold. If an in-vestor is eligible to purchase shares at net asset value on account of the Right of Accumulation, the commission will be paid only in respect of the incremental purchase at net asset value.

 Portfolios has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") under which the Funds may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Class A, Class B and Class D shares, including, but not limited to, (1) the payment of commissions and/or reimbursement of expenses to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions and/or reimbursement of expenses to securities dealers (which securities dealers may be affiliates of the Distribu-tor) engaged in the distribution and marketing of shares and furnishing ongoing assistance to investors, (2) reimbursement of direct out-of-pocket expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts including expenses relating to the formulation and implementation of marketing strategies and promotional ac-tivities such as direct mail promotions and television, radio, newspaper, maga-zine and other mass media advertising, the preparation, printing and distribu-tion of Prospectuses of the Funds and reports for recipients other than exist-ing shareholders of the Funds, and obtaining such information, analyses and re-ports with respect to marketing and promotional activities and investor ac-counts as the Funds may, from time to time, deem advisable, and (3) reimburse-ment of expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others in consideration of the provision of personal services to investors and/or the maintenance of shareholder accounts and expenses associ-ated with the provision of personal services by the Distributor directly to in-vestors. In addition, the Distribution Plan is deemed to authorize the Distrib-utor/ Investment Manager to make payments out of general profits, revenues or other sources to underwriters, securities dealers and others in connection with sales of shares, to the extent, if any, that such payments may be deemed to be within the scope of Rule 12b-1 under the 1940 Act.

 The expenditures to be made pursuant to the Distribution Plan may not exceed
(i) with respect to Class A shares, an annual rate of 0.25% of the average daily value of net assets represented by such Class A shares, and (ii) with re-spect to Class B and Class D shares, an annual rate of 0.75% of the average daily value of the net assets represented by such Class B or Class D shares (as the case may be) to finance sales or promotion expenses and an annual rate of 0.25% of the average daily value of the net assets represented by such Class B or Class D shares (as the case may be) to make payments for personal services and/or the maintenance of shareholder accounts. Proceeds from the service fee will be used by the Distributor to compensate securities dealers and others selling shares of the Funds for rendering service to shareholders on an ongoing basis. Such amounts are based on the net asset value of shares of the Funds held by such dealers as nominee for their customers or which are owned directly by such customers for so long as such shares are outstanding and the Distribu-tion Plan remains in effect with respect to the Funds. Any amounts received by the Distributor and not so allocated may be applied by the Distributor as reim-bursement for expenses incurred in connection with the servicing of investor accounts. The distribution and servicing expenses of a particular class will be borne solely by that class.

 During the fiscal year ended October 31, 1995, the Funds paid the Distributor fees under the Distribution Plan and the Distributor used all of such payments for expenses incurred on behalf of the Fund as follows:

                                                       CLASS A CLASS B  CLASS D
                                                       ------- -------- -------
INTERNATIONAL EQUITY FUND
Advertising...........................................  $    0   $    0   $   0
Printing and mailing of prospectuses to other than
 current shareholders.................................       0        0       0
Compensation to dealers...............................  54,286  233,787  36,306
Compensation to sales personnel.......................       0        0       0
Interest..............................................       0        0       0
Carrying or other financing charges...................       0        0       0
Other expenses: marketing; general....................       0        0       0
                                                       ------- -------- -------
Total fees............................................ $54,286 $233,787 $36,306
                                                       ======= ======== =======

                                                        CLASS A CLASS B CLASS D
                                                        ------- ------- -------
INTERNATIONAL FIXED INCOME FUND
Advertising............................................ $  154  $     0 $  282
Printing and mailing of prospectuses to other than
 current shareholders..................................     67        0    123
Compensation to dealers................................  2,276   19,980  5,075
Compensation to sales personnel........................    610        0  1,121
Interest...............................................      0        0      0
Carrying or other financing charges....................      0        0      0
Other expenses: marketing; general.....................    395        0    725
                                                        ------  ------- ------
Total fees............................................. $3,502  $19,980 $7,326
                                                        ======  ======= ======

 The Distributor may also use additional resources of its own for further ex-penses on behalf of the Funds.

 No interested Director of Portfolios has any direct or indirect financial in-terest in the operation of the Distribution Plan or any related agreements thereunder. The Distributor's interest in the Distribution Plan is described above.

 To the extent that the Glass-Steagall Act may be interpreted as prohibiting banks and other depository institutions from being paid for performing services under the Distribution Plan, the Funds will make alternative arrangements for such services for shareholders who acquired shares through such institutions.

CALCULATION OF PERFORMANCE DATA

The average annual total return ("standard total return") and yield of the Class A, Class B, Class C and Class D shares of the Funds will be calculated as set forth below. Total return and yield are computed separately for each class of shares of the Funds. Performance data for a specified class includes periods prior to the adoption of class designations. Shares of the Funds had no class designations until March 1, 1994, when designations were assigned based on the pricing and Rule 12b-1 fees applicable to shares sold thereafter.

 The performance data reflects Rule 12b-1 fees and sales charges as set forth below:

                         RULE 12b-1 FEES
                 ---------------------------------------------------
CLASS            AMOUNT                         PERIOD                          SALES CHARGES
-----            ------                     --------------                     ---------------
  A              0.25%                      March 1, 1994                      Maximum 4.5%
                                            to present;                        sales charge
                                            fee will                           reflected
                                            reduce
                                            performance
                                            for periods
                                            after March 1,
                                            1994
  B              1.00%                      March 1, 1994                      1- and 5-year
                                            to present;                        periods reflect
                                            fee will                           a 5% and a 2%
                                            reduce                             contingent
                                            performance                        deferred sales
                                            for periods                        charge,
                                            after March 1,                     respectively
                                            1994
  C              0.00%                      Since                              None
                                            commence-ment
                                            of operations
                                            to present
  D              1.00%                      March 1, 1994                      1-year period
                                            to present;                        reflects a 1%
                                            fee will                           contingent
                                            reduce                             deferred sales
                                            performance                        charge
                                            for periods
                                            after March 1,
                                            1994

 All calculations of performance data in this section reflect the voluntary measures by the Funds' affiliates to reduce fees or expenses relating to the Funds; see "Accrued Expenses" later in this section. Without such measures, performance would be lower. Performance data is based on historical figures; past performance is not a guarantee of future returns.

TOTAL RETURN:

The average annual total returns ("standard total return") of each class of each Fund's shares were as follows:

                                         COMMENCEMENT OF
                                           OPERATIONS
                                       (JANUARY 22, 1992)       ONE YEAR ENDED
                                       TO OCTOBER 31, 1995     OCTOBER 31, 1995
                                       ----------------------  -----------------
                                         WITH        WITHOUT     WITH   WITHOUT
                 FUND                   SUBSIDY      SUBSIDY   SUBSIDY  SUBSIDY
                 ----                  ----------   ---------  -------- --------
International Equity Fund
 Class A..............................      8.55%        7.52%  -14.41%  -14.95%
 Class B..............................      8.90%        7.84%  -15.31%  -15.88%
 Class C..............................     10.03%        8.98%  -10.16%  -10.72%
 Class D..............................      9.52%        8.48%  -11.94%  -12.50%
International Fixed Income Fund
 Class A..............................      8.66%        8.06%    9.12%    8.11%
 Class B..............................      9.03%        8.37%    8.53%    7.48%
 Class C..............................     10.11%        9.47%   14.51%   13.45%
 Class D..............................      9.66%        9.05%   12.49%   11.44%

 Standard total return is computed by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested would produce the ending redeemable value, according to the following formula:

             P(1+T)n = ERV
 Where:
     P     = a hypothetical initial payment of $1,000
     T     = average annual total return
     n     = number of years
     ERV
           = ending redeemable value at the end of the designated period as-suming a hypothetical $1,000 payment made at the beginning of the designated period

 The calculation is based on the further assumptions that the maximum initial or contingent deferred sales charge applicable to the investment is deducted and that all dividends and distributions by a Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses are also taken into account as described later herein.

YIELD:

The annualized yield for the International Fixed Income Fund's Class A, Class B, Class C and Class D based on the month of October 1995 was as follows:

                                                                  WITH   WITHOUT
                                                                 SUBSIDY SUBSIDY
                                                                 ------- -------
Class A.........................................................  2.99%   2.70%
Class B.........................................................  2.41%   2.11%
Class C.........................................................  3.37%   3.07%
Class D.........................................................  2.41%   2.11%

 Yield for the International Fixed Income Fund's Class A, Class B, Class C and Class D shares is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the maximum offering price per share on the last day of the period and annualizing the re-sult, according to the following formula:

      YIELD = 2[(a-b+1)/6/- 1]
                 ---
                  cd

 Where: a= dividends and interest earned during the period b= expenses accrued for the period (net of voluntary expense reduc-
            tions by the Investment Manager)
         c= the average daily number of shares outstanding during the period that were entitled to receive dividends.
         d= the maximum offering price per share on the last day of the peri-od.

 To calculate interest earned (for the purpose of "a" above) on debt obliga-tions, a Fund computes the yield to maturity of each obligation held by such Fund based on the market value of the obligation (including actual accrued in-terest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

 Undeclared earned income, computed in accordance with generally accepted ac-counting principles, may be subtracted from the maximum offering price. Unde-clared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter. The maximum offering price includes a maximum sales charge of 4.5% with respect to Class A shares.

 All accrued expenses are taken into account as described later herein.

 Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an in-vestment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often are insured and/or provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remem-ber that yield is a function of the kind and quality of the instruments in a Fund's portfolio, portfolio maturity and operating expenses and marketconditions.

ACCRUED EXPENSES:
Accrued expenses include all recurring expenses that are charged to all share-holder accounts in proportion to the length of the base period. The standard total return and yield results take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $5 fee for certain reinvestments, the $7.50 fee for wire orders, the $15 annual fee for administration of an IRA account, the $15 annual fee for a participant in a prototype pension plan, the $10 fee for special requests or photocopies of paid checks and the $20 fee applied to a shareholder account that has been determined to be escheatable under applicable state laws.

 Accrued expenses reflect the Investment Manager's/Distributor's or its affili-ates' voluntary reduction of management fees and assumption of a portion of ex-penses relating to a Fund during the subject period. Such reductions in manage-ment fees and assumption of expenses by the Investment Manager/Distributor or its affiliates amounted to $240,442, $386,279 and $529,341 for the Interna-tional Equity Fund and $100,743, $85,904 and $149,825 for the International Fixed Income Fund for fiscal years ending October 31, 1993, October 31, 1994 and October 31, 1995 respectively. These reductions were $54,510 for the Inter-national Equity Fund and $7,543 for the International Fixed Income Fund for the month of October 1995.

 Each Fund will be responsible for payment of expenses directly attributable to it, while indirect expenses are allocated among all Funds in Portfolios.

NONSTANDARDIZED TOTAL RETURN:

A Fund may provide the above described standard total return results for Class A, Class B, Class C and Class D shares for periods which end no earlier than the most recent calendar quarter end and which begin twelve months before and at the time of commencement of such Fund's operations. In addition, a Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "To-tal Return" except that the result may or may not be annualized, and as noted any applicable sales charge may not be taken into account and therefore not de-ducted from the hypothetical initial payment of $1,000. The International Eq-uity Fund's and International Fixed Income Fund's nonstandardized total return for Class A, Class B, Class C and Class D shares for the six months ended Octo-ber 31, 1995 were as follows:

                                                                  WITH   WITHOUT
INTERNATIONAL EQUITY FUND                                        SUBSIDY SUBSIDY
-------------------------                                        ------- -------
 Class A........................................................ -1.99%  -2.30%
 Class B........................................................ -2.54%  -2.85%
 Class C........................................................ -1.98%  -2.29%
 Class D........................................................ -2.43%  -2.74%

                                                                  WITH   WITHOUT
INTERNATIONAL FIXED INCOME FUND                                  SUBSIDY SUBSIDY
-------------------------------                                  ------- -------
 Class A........................................................  0.66%   0.32%
 Class B........................................................  0.20%  -0.14%
 Class C........................................................  0.77%   0.43%
 Class D........................................................  0.32%  -0.02%

DISTRIBUTION RATES:

A Fund may also quote its distribution rate for each class of shares. The dis-tribution rate is calculated by annualizing the latest per-share distribution from ordinary income and dividing the result by the maximum offering price per share as of the end of the period to which the distribution relates. A distri-bution can include gross investment income from debt obligations purchased at a premium and in effect include a portion of the premium paid. A distribution can also include nonrecurring, gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution can include income from the sale of options by a Fund even though such option income is not con-sidered investment income under generally accepted accounting principles.

 Because a distribution can include such premiums, capital gains and option in-come, the amount of the distribution may be susceptible to control by the In-vestment Manager through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by the offering price, which is based on net asset value plus a sales charge, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield rate calcu-lated as described above.

 The distribution rates for Class A, Class B, Class C and Class D shares based on the quarter ended October 31, 1995 for the International Fixed Income Fund were 6.75%, 6.41%, 7.26% and 6.40%, respectively.

CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is Portfo- lios' custodian. As custodian, State Street Bank and Trust Company is responsible for, among other things, safeguarding and con-trolling the Funds' cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments. State Street Bank and Trust Company is not an affiliate of the Investment Man-ager or its affiliates.

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110, are Portfolios' independent accountants, providing professional services including
(1) audit of the Funds' annual statements, (2) assistance and consultation in connection with Securities and Exchange Commission filings and (3) review of the annual income tax returns filed on behalf of the Funds.

FINANCIAL STATEMENTS

The following financial statements of the International Equity Fund and the In-ternational Fixed Income Fund are for the fiscal year ending October 31, 1995.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
October 31, 1995

--------------------------------------------------------------------------------
                                                                       VALUE
                                                        SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 71.2%
ARGENTINA 0.7%
Buenos Aires Embotelladora ADR........................    25,300     $   578,737
                                                                     -----------
AUSTRALIA 6.0%
Austpac Gold NL*...................................... 2,000,000          68,556
Coles Myer Ltd........................................    60,000         207,038
Elders Australia Ltd..................................   350,000         413,239
Gold Mines of Australia Ltd.*......................... 2,396,447         492,871
Henry Walker Group....................................   140,000         179,159
ISR Group Ltd.*.......................................   815,000         788,429
MultiStack International..............................   272,899         185,009
Pima Mining NL*.......................................   500,000          41,895
QBE Insurance Group...................................   105,200         464,778
Rhodes Mining NL*..................................... 2,000,000         228,519
Savage Resources*.....................................   600,000         434,186
Star Mining Corp.*.................................... 3,872,000         619,378
Sydney Aquarium Ltd...................................   145,250         241,198
Vanguard Petroleum Ltd.*..............................   615,000         154,593
Western Mining Corp...................................   140,000         897,928
                                                                     -----------
                                                                       5,416,776
                                                                     -----------
AUSTRIA 1.6%
Creditanstalt Bank AG.................................     3,040         159,653
Flughafen Wien AG.....................................     2,500         160,582
OMV Handels AG........................................     7,500         647,629
VA Stahl AG*..........................................    15,000         459,021
                                                                     -----------
                                                                       1,426,885
                                                                     -----------
BELGIUM 0.8%
D'ieteren Trading.....................................     3,000         238,424
UCB...................................................       200         228,231
Union Miniere SA*.....................................     3,500         227,972
                                                                     -----------
                                                                         694,627
                                                                     -----------
CANADA 10.3%
Advanced Material Resources Ltd.*.....................   750,000         380,654
Akiko Gold Resources Ltd.*............................   545,500         219,861
Asia Pacific Resources Ltd.*..........................   100,000         365,726
Avocet Ventures Inc.*.................................   637,500       2,079,322
Black Hawk Mining Inc.*............................... 1,565,000         887,744
Canadian Crew Energy Corp.*...........................   210,000         156,740
Epicore Networks Inc.*................................   300,000       1,119,570
Eurogas Corp.*........................................   375,000         237,910
Master Plan Mineral & Petroleum
  Development Corp.*.................................. 3,353,740         225,285
Nelson Gold Corp Ltd.*................................   365,000         653,829
Princess Resource Ltd.*...............................   630,000         145,768
Reclamation Management Ltd.*..........................   150,000          10,076
SCC Resource Inc.*....................................   500,000         279,893
Siam Trading Ltd.*....................................   550,000         418,719
Tan Range Exploration Corp. Cl. A*....................   922,000         385,371


--------------------------------------------------------------------------------
                                                                       VALUE
                                                        SHARES        (NOTE 1)
--------------------------------------------------------------------------------
CANADA (CONT'D)
TVI Pacific Inc.*.....................................   450,000     $   591,133
United Reef Ltd.*..................................... 1,000,000         380,654
Xavier Mines Ltd.*....................................   856,000         734,736
                                                                     -----------
                                                                       9,272,991
                                                                     -----------
FINLAND 0.1%
Cultor OY.............................................     3,000         124,305
                                                                     -----------
FRANCE 6.1%
Assur General De France...............................    10,000         285,475
AXA...................................................     4,000         222,163
Banque Nationale Paris................................     3,000         123,494
Bouygues..............................................     1,500         159,506
Castorama Dubois......................................     1,950         316,221
Cetelem...............................................     1,500         239,259
Credit Comm France....................................    13,800         685,753
Eaux (Cie Generale) SA*...............................     4,750         441,479
Eramet................................................     3,500         236,191
Imetal................................................     1,500         176,683
LaFarge Coppee SA.....................................     5,000         331,384
LVMH Moet Hennessy Louis Vuitton......................     1,500         298,460
Pechiney International NV.............................    20,000         455,614
Peugot SA.............................................     2,500         325,658
SGS Thomson Micro*....................................     4,665         215,120
Total SA..............................................    10,000         617,983
Usinor Sacilor*.......................................    25,000         373,203
                                                                     -----------
                                                                       5,503,646
                                                                     -----------
GERMANY 8.5%
Allianz AG Holdings...................................       326         603,318
Altana AG.............................................       550         319,817
Ava Allg Handels AG...................................     1,000         379,369
Bankgesell Berlin.....................................       750         221,121
Bayer AG..............................................     1,250         332,481
CKAG Colonia Konzern AG...............................       400         312,589
Commerzbank AG........................................     2,000         462,916
Daimler-Benz AG.......................................     1,100         530,229
Degussa AG............................................     1,000         321,824
Gildemeister AG*......................................     2,500         283,284
Man AG................................................     1,500         434,783
Mannesmann AG.........................................     1,100         362,056
Merck KGAA*...........................................     4,250         177,536
Metallgesellschaft*...................................     7,500         156,117
SGL Carbon AG*........................................     3,000         196,718
Siemens AG............................................     1,250         655,371
SKW Trostberg AG*.....................................    10,000         217,747
Springer Verlag AG....................................     1,000         603,865
Veba AG...............................................    15,000         615,835
Volkswagen AG.........................................     1,250         393,844
                                                                     -----------
                                                                       7,580,820
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                        SHARES        (NOTE 1)
--------------------------------------------------------------------------------
HONG KONG 1.5%
Cathay Pacific Airways................................   165,000     $   243,284
China Merchants China Direct..........................   375,000         177,031
China North Industries*...............................   265,000         231,875
Hong Kong Aircraft....................................    76,000         195,610
SemiTech..............................................   137,500         215,186
Shanghai Lujiazhuie...................................   370,000         262,700
                                                                     -----------
                                                                       1,325,686
                                                                     -----------
IRELAND 1.2%
Dana Petroleum PLC*................................... 5,000,000         691,700
Kish Resources PLC*................................... 5,000,000         316,206
World Fluids PLC*..................................... 3,521,073          97,421
                                                                     -----------
                                                                       1,105,327
                                                                     -----------
ITALY 0.9%
Danieli & Co..........................................    35,000         190,809
Edison................................................    40,000         160,602
Fiat SPA..............................................    47,000         153,030
Italgas*..............................................   100,000         265,997
                                                                     -----------
                                                                         770,438
                                                                     -----------
JAPAN 10.3%
Anritsu Corp..........................................    45,000         475,097
Eiwa Corp.............................................    29,000         286,329
Keyence Corp..........................................     5,000         615,866
Meitec Corp...........................................    50,000         816,267
Misawa Homes Co. Ltd..................................    60,000         466,885
Mitsukoshi............................................    80,000         634,244
MOS Food Services.....................................     6,000         150,154
Nice Nichiei Co.......................................    90,000         301,774
Nintendo Co. Ltd......................................     6,000         441,077
Nippon Shinpan Co. Ltd................................   110,000         687,130
Prospect Japan Fund...................................   100,000       1,000,000
Sumitomo Osaka Cement.................................   120,000         484,481
Sumitomo Realty & Development Co. Ltd.................   150,000         985,385
Tokio Marine & Fire Insurance Co. Ltd.................    75,000         769,832
Tokyo Nissan Auto Sales Co. Ltd.*.....................    45,000         274,940
Tokyo Tungsten Co. Ltd................................    87,000         850,481
                                                                     -----------
                                                                       9,239,942
                                                                     -----------
KOREA 0.9%
CITC Frontier Fund*...................................    20,000         356,000
Yellow Sea Investment Co.*............................    45,000         472,500
                                                                     -----------
                                                                         828,500
                                                                     -----------
MALAYSIA 0.9%
Landmarks BHD.........................................   165,000         185,714
Tenaga Nasional BHD...................................    55,000         207,792
UMW Holdings BHD......................................   100,000         238,095
Wembley Industries Holdings*..........................   111,000         162,503
                                                                     -----------
                                                                         794,104
                                                                     -----------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                        SHARES        (NOTE 1)
--------------------------------------------------------------------------------
MEXICO 0.1%
Fundo Opcion S.A. de C.V.*............................   115,000     $   125,249
                                                                     -----------
NETHERLANDS 1.5%
Hunter Douglas NV.....................................     5,000         240,525
IHC Caland NV.........................................    15,000         423,057
International Nederlanden Group.......................     5,500         327,671
Ver Ned Uitgevers.....................................     2,500         349,379
                                                                     -----------
                                                                       1,340,632
                                                                     -----------
NEW ZEALAND 0.7%
Corporate Investments Ltd............................. 2,275,000         510,595
Fernz Corp............................................    45,000         133,078
                                                                     -----------
                                                                         643,673
                                                                     -----------
NORWAY 0.2%
Pacific Basin Bulk Ship...............................    16,060         226,847
                                                                     -----------

SINGAPORE 0.5%
Comfort Group.........................................   250,000         208,776
Jurong Shipyard.......................................    29,000         192,923
                                                                     -----------
                                                                         401,699
                                                                     -----------
SPAIN 1.5%
Asturiana de Zinc*....................................    60,000         533,366
Banco Bilbao Vizcaya..................................     4,000         122,240
Banco ESP de Credito*.................................     2,279          15,404
Banco Santander SA....................................     3,838         167,267
Empresa Nacionale Celulosas*.........................    25,000         457,785
                                                                     -----------
                                                                       1,296,082
                                                                     -----------
SWEDEN 1.1%
Autoliv AB............................................     6,000         344,246
L.M. Ericsson Telephone Co............................    11,000         233,563
Lindex AB*............................................    25,000         363,295
                                                                     -----------
                                                                         941,104
                                                                     -----------
SWITZERLAND 1.2%
BBC Brown Boveri AG...................................       180         208,808
Ciba Geigy AG.........................................       500         432,925
CS Holding............................................     4,000         408,703
Von Roll AG*..........................................     2,750          60,557
                                                                     -----------
                                                                       1,110,993
                                                                     -----------
UNITED KINGDOM 14.6%
Alexon Group PLC*..................................... 1,180,000       1,156,680
Anglo Eastern Plantations.............................   150,000         282,213
Arcadian International PLC............................   316,000         264,791
Ascot Holdings PLC*...................................   200,000         648,221
Aviva Petrol Inc.*....................................   400,000         281,423
Bakyrchik Gold PLC*...................................    72,000         211,731


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

----------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
----------------------------------------------------------------------


----------------------------------------------------------------------
                                                                VALUE
                                               SHARES         (NOTE 1)
----------------------------------------------------------------------
UNITED KINGDOM (CONT'D)
Birse Group PLC*...........................    500,000      $  122,530
British Biotech*...........................     30,000         423,083
BTR PLC....................................     75,000         398,419
Cedardata PLC..............................    215,000         593,162
Celsis International*......................    232,372         462,907
DCS Group PLC..............................    215,745         341,099
Euro Sales Finance.........................    283,560         560,395
Exploration Co. of Louisiana, Inc.*........     50,000          27,273
Geest PLC..................................     50,000         116,206
Grand Metropolitan PLC.....................     45,000         311,621
Great Western Resources*...................    394,737         115,457
Guangdong Development Fund Ltd.............    250,000         150,000
Hampden Group PLC..........................    395,000         434,032
Hay (Norman)PLC............................    275,000         128,261
Hobson PLC.................................    900,000         398,419
Lloyds Bank PLC............................     30,000         369,249
Medeva PLC.................................     75,000         323,123
National Westminster Bank PLC..............     50,000         499,209
Panther Securities PLC.....................    250,000         262,846
Premium Underwriting PLC*..................     60,000         114,783
Prospect Industries PLC....................  1,750,000         138,340
Sainsbury PLC..............................     50,000         334,783
Simon Engineering PLC*.....................    311,111         408,256
Sims Food Group PLC........................    320,000         263,083
Upton & Southern Holdings PLC Cum Cv.......    115,207         169,395
Upton & Southern Holdings PLC*.............  7,500,000         296,443
UTD Breweries PLC*......................... 15,000,000         385,375
Vision Group PLC*..........................    150,000         409,091
Waverley Mining Finance PLC*...............  1,214,480       1,677,711
                                                           -----------
                                                            13,079,610
                                                           -----------
Total Common Stocks (Cost $63,871,069).....                 63,828,673
                                                           -----------
EQUITY-RELATED SECURITIES 5.0%
Asahi Glass Co. Wts.*......................        340         114,750
Baltic Republics Fund Units*...............      5,000         545,000
Best Denki Co. Wts.*.......................        380         156,750
Casio Computer Co. Wts.*...................        500         200,000
Citizen Watch Co. Wts.*....................        760          57,000
Daido Steel Co. Wts.*......................        425          74,375
Dainichiseika Wts.*........................      1,050          33,295
Emtech Ltd. Units*.........................  1,600,000       1,612,181
Godo Steel Wts.*...........................        610          38,125
Gold Mines of Australia Ltd. Option*.......    302,447          23,038
Guangdong Development Fund Ltd. Wts.*......     50,000           6,750
Hankyu Corp. Wts.*.........................        425         138,125
Kuraray Co. Wts.*..........................        550         165,000
Nippon Ceramic Co. Ltd. Wts*...............      2,785         125,108
Nishio Rent All Co. Wts.*..................        320         152,000
Pacific Metals Co. Wts.*...................      2,340         208,174
Panther Securities PLC Wts.*...............     50,000           5,929
Prospect Japan Fund Wts.*..................     20,000          62,500
Ryobi Wts.*................................        250         115,625
Showa Sangyo Co. Wts.*.....................        900          78,750
SNT Corp. Wts.*............................        764          30,283
Sumitomo Light Metals Co. Wts.*............      6,750          95,129
Sumitomo Metal & Mining Co. Wts.*..........        360             180
Takashimaya Co. Wts.*......................        905          90,500
Tobu Railway Co. Wts.*.....................        950         178,125
Toyo Engineering Wts.*.....................      1,370          85,625
Upton & Southern Holdings PLC Wts.*........    750,000           5,929
Von Roll AG Wts.*..........................      2,750           7,267
Yamazen Corp. Wts.*........................      3,200          67,647
                                                           -----------
Total Equity-Related Securities (Cost $6,044,646)            4,473,160
                                                           -----------

----------------------------------------------------------------------
                                    PRINCIPAL    MATURITY
                                     AMOUNT        DATE
----------------------------------------------------------------------
CONVERTABLE BONDS 6.5%

Lippo Treasury Ltd. Cv. Bond,
  1.25%.........................   $220,000     12/31/2000     199,100

Mitsubishi Bank Cv. Bond,
  3.50%.........................  1,900,000      3/31/2004   1,776,500

Regal Hotels International Cv.
  Bond, 5.25%...................    415,000     12/13/2008     331,751

S Megga International Cv. Bond,
  2.50%.........................    280,000      4/01/2002     231,000

Sino Land Co. Cv. Bond, 5.00%...    440,000     10/21/2000     452,650

Tanayong Cv. Bond, 3.50%........    300,000      3/01/2004     228,000

                                  Japanese
                                    Yen
Hankyu Corp. Cv. Bond, 1.25%.... 90,000,000      9/30/1998     879,808

                                  Hong Kong
                                    Dollar
HKR International Ltd. Cv. Bond,
  6.00%.........................  2,104,200      6/26/2000     224,866

                                  Austrian
                                  Schilling
Lenzing AG Cv. Bond, 5.25%......    800,000     12/30/2001      76,837

                                    Swiss
                                    Franc
Hoi Sing Holdings Cv. Bond,
  1.50%.........................    350,000     12/31/1998     283,240

NEC Corp. Cv. Bond, 1.00%.......  1,100,000      3/31/1999   1,194,178
                                                           -----------
Total Convertible Bonds (Cost $5,534,106)..............      5,877,930
                                                           -----------
Total Investments (Costs $75,449,821)-82.7%............     74,179,763
Cash and Other Assets, Less Liabilities-17.3%..........     15,488,941
                                                           -----------
Net Assets-100.0%......................................    $89,668,704
                                                           ===========
--------------------------------------------------------------------------------
* Nonincome-producing securities.
  ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of foreign securities.

The accompanying notes are an intregral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

------------------------------------------------------------------------

------------------------------------------------------------------------

Federal Income Tax Information:

At October 31, 1995, the net unrealized depreciation of
  investments based on cost for Federal income tax
  purposes of $75,499,467 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost................................................   $ 8,669,935
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value..............................................    (9,989,639)
                                                             -----------
                                                             $(1,319,704)
                                                             ===========

------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------
October 31, 1995


ASSETS
Investment, at value (Cost $75,449,821) (Note 1)..........   $74,179,763
Foreign currency, at value (Cost $12,607,433).............    12,064,011
Cash......................................................     4,793,768
Receivable for securities sold............................       316,733
Receivable for fund shares sold...........................       241,644
Dividends and interest receivable.........................       121,144
Foreign Tax receivable....................................        74,836
Receivable from investment manager (Note 3)...............        54,510
Deferred organization costs and other assets (Note 1).....        20,233
                                                             -----------
                                                              91,866,642

LIABILITIES
Payable for securities purchased..........................     1,519,389
Payable for fund shares redeemed..........................       200,236
Accrued transfer agent and shareholder services
  (Note 2)................................................       173,823
Accrued management fee (Note 2)...........................        76,423
Accrued distribution fee (Note 5).........................        34,567
Accrued directors' fees (Note 2)..........................        18,926
Other accrued expenses....................................       174,574
                                                             -----------
                                                               2,197,938
                                                             -----------
                                                             $89,668,704
                                                             ===========
NET ASSETS
Net Assets consist of:
  Accumulated net investment loss.........................   $  (221,450)
  Unrealized depreciation of investments and
   foreign currency.......................................    (1,818,168)
Accumulated net realized loss on investments and
  foreign currency........................................      (637,687)
Shares of beneficial interest.............................    92,346,009
                                                             -----------
                                                             $89,668,704
                                                             ===========
Net Asset Value and redemption price per share of
  Class A shares ($22,497,304 / 2,409,238 shares of
  beneficial interest)....................................         $9.34
                                                                   =====
Maximum Offering Price per share of Class A shares
  ($9.34 / .955)..........................................         $9.78
                                                                   =====
Net Asset Value and offering price per share of
  Class B shares ($27,614,183 / 2,994,636 shares of
  beneficial interest)*...................................         $9.22
                                                                   =====
Net Asset Value, offering price and redemption price
  per share of Class C shares ($33,882,999 /
  3,609,214 shares of beneficial interest)................         $9.39
                                                                   =====
Net Asset Value and offering price per share of
  Class D shares ($5,674,218 / 615,728 shares of
  beneficial interest)*...................................         $9.22
                                                                   =====

------------------------------------------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

---------------------------------------------------------------------
STATEMENT OF OPERATIONS
---------------------------------------------------------------------
For the year ended October 31, 1995

INVESTMENT INCOME
Interest.............................................    $     80,541
Dividends, net of foreign taxes of $113,990..........         892,985
                                                         ------------
                                                              973,526

EXPENSES
Management fee (Note 2)..............................         830,476
Transfer agent and shareholder services (Note 2).....         579,528
Custodian fee........................................         281,995
Reports to shareholders..............................         102,629
Audit fee............................................          59,758
Registration fees....................................          56,816
Distribution fee--Class A (Note 5)...................          54,286
Distribution fees--Class B (Note 5)..................         233,787
Distribution fees--Class D (Note 5)..................          36,306
Amortization of organization costs (Note 1)..........          17,467
Legal fees...........................................          17,282
Directors' fees (Note 2).............................          14,824
Miscellaneous........................................          11,798
                                                         ------------
                                                            2,296,952
Expenses borne by the investment manager (Note 3)...        (529,341)
                                                         ------------
                                                            1,767,611
                                                         ------------
Net investment loss..................................        (794,085)
                                                         ------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on investments (Notes 1 and 4).....      (3,765,395)
Net realized gain on foreign currency (Note 1).......       3,324,162
                                                         ------------
    Total net realized loss..........................        (441,233)
                                                         ------------
Net unrealized depreciation of investments...........      (8,756,032)
Net unrealized depreciation of foreign currency......        (605,718)
                                                         ------------
    Total net unrealized depreciation................      (9,361,750)
                                                         ------------
Net loss on investments and foreign currency.........      (9,802,983)
                                                         ------------
Net decrease in net assets resulting from operations.    $(10,597,068)
                                                         ============


---------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------

                                             YEAR ENDED OCTOBER 31
                                          ---------------------------
                                              1995           1994
---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss.....................  $   (794,085)   $  (544,898)
Net realized gain (loss) on
  investments and foreign currency*.....      (441,233)     4,742,053
Net unrealized appreciation
  (depreciation) of investments
  and foreign currency..................    (9,361,750)     4,800,123
                                          ------------    -----------
Net increase (decrease)
  resulting from operations.............   (10,597,068)     9,077,278
                                          ------------    -----------
Dividends from net
  investment income--Class C............         --          (182,235)
                                          ------------    -----------
Distributions from net realized gains:
  Class A...............................    (1,132,506)         --
  Class B...............................    (1,086,016)         --
  Class C...............................    (2,059,288)    (1,787,935)
  Class D...............................      (138,131)         --
                                          ------------    -----------
                                            (4,415,941)    (1,787,935)
                                          ------------    -----------
Net increase from fund share
  transactions (Note 6).................     6,433,624     63,373,570
                                          ------------    -----------
Total increase (decrease) in
  net assets............................    (8,579,385)    70,480,778

NET ASSETS
Beginning of year.......................    98,248,089     27,767,311
                                          ------------    -----------
End of year (including accumulated net
  investment loss of $221,450 and
  $281,289, respectively................  $ 89,668,704    $98,248,089
                                          ============    ===========

*Net realized gain (loss) for
 Federal income tax purposes (Note 1)...  $   (588,041)   $ 4,512,616
                                          ============    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

October 31, 1995

NOTE 1
State Street Research International Equity Fund (the "Fund"), formerly MetLife International Equity Fund, is a diversified series of State Street Research Portfolios, Inc. ("Portfolios"), formerly MetLife Portfolios, Inc., which was organized as a Maryland corporation in April, 1991 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in January, 1992. Portfolios consists presently of two separate funds: State Street Research International Equity Fund and State Street Research International Fixed Income Fund.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and annual service fees of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Directors declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Securities traded on domestic stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price. Each security traded primarily on non-domestic securities exchanges is generally valued at the preceding closing value of such security on the exchange where it is primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Directors or its delegates. If no closing price is available, then such security is valued at the mean between the last current bid and asked prices or by using the last available closing price. Domestic securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities. All non-U.S. securities traded in the over-the-counter market are valued at the last sale quote or the last closing bid price, if there is no active trading in a particular security for a given day. Portfolio securities traded both in the over-the-counter market and on a securities exchange are valued according to the broadest and most representative market. Securities for which market quotations are not readily available are valued as determined in good faith by or under the authority of the Directors. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Portfolios.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At October 31, 1995, the Fund had a capital loss carryforward of $588,041 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on October 31, 2003.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------


F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

NOTE 2
The Fund and State Street Research Investment Services, Inc., the Fund's investment manager and principal underwriter (the "Investment Manager" and "Distributor"), a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Investment Manager receives monthly fees at an annual rate of 0.95% of the Fund's average daily net assets. The Investment Manager has entered into a Sub-Investment Management Agreement with GFM International Investors Limited (the "Sub-Investment Manager"), a substantially wholly owned, indirect subsidiary of Metropolitan, pursuant to which the Sub-Investment Manager has assumed the overall responsibility for managing the investments of the Fund. During the year ended October 31, 1995, the Fund paid the Investment Manager $830,476 in management fees. The Fund has no responsibility for the payment of fees to the Sub-Investment Manager.

State Street Research Shareholder Services, a division of the Distributor, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the year ended October 31, 1995, the amount of such expenses was $163,898.

The fees of the Directors not currently affiliated with the Investment Manager amounted to $14,824 during the year ended October 31, 1995.

NOTE 3
The Investment Manager or affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the year ended October 31, 1995, the amount of such assumed expenses was $529,341.

NOTE 4
For the year ended October 31, 1995, purchases and sales of securities, exclusive of short-term obligations, aggregated $74,914,476 and $79,642,940, respectively.

NOTE 5
The Portfolios have adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended October 31, 1995, fees pursuant to such plan amounted to $54,286, $233,787 and $36,306 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned initial sales charges aggregating $29,729 and $168,621, respectively, on sales of Class A shares of the Fund during the year ended October 31, 1995, and that MetLife Securities, Inc. earned commissions aggregating $278,018 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $81,190 and $2,446 on redemptions of Class B and Class D shares, respectively, during the same period.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NOTE 6
The authorized capital stock of the Fund currently consists of 100,000,000 shares, $.01 par value per share. The Fund reserves the right to issue additional classes of shares.

Share transactions were as follows:

                                                                                                 MARCH 1, 1994
                                                                                                (COMMENCEMENT OF
                                                         YEAR ENDED                       SHARE CLASS DESIGNATIONS) TO
                                                     OCTOBER 31, 1995                           OCTOBER 31, 1995
                                                 ----------------------------             -----------------------------
CLASS A                                            SHARES           AMOUNT                  SHARES            AMOUNT
-------                                          ----------      ------------             ---------         -----------
Shares sold.....................................  1,597,600      $ 15,459,854             2,513,950         $26,806,424
Issued upon reinvestment of
distribution from net gains.....................    112,688         1,095,324                 ---                 ---
Shares repurchased.............................. (1,357,862)      (12,966,664)             (457,138)         (4,879,066)
                                                 ----------      ------------             ---------         -----------
Net increase....................................    352,426      $  3,588,514             2,056,812         $21,927,358
                                                 ==========      ============             =========         ===========


CLASS B                                            SHARES           AMOUNT                  SHARES            AMOUNT
-------                                          ----------      ------------             ---------         -----------
Shares sold.....................................  1,891,639      $ 18,088,917             1,800,031         $19,220,723
Issued upon reinvestment of
distribution from net realized gains............    108,264         1,045,778                 ---                 ---
Shares repurchased..............................   (734,821)       (6,927,600)              (70,477)           (754,050)
                                                 ----------      ------------             ---------         -----------
Net increase....................................  1,265,082      $ 12,207,095             1,729,554         $18,466,673
                                                 ==========      ============             =========         ===========

                                                                                                  YEAR ENDED
                                                                                                OCTOBER 31, 1995
                                                                                          -----------------------------
CLASS C                                            SHARES           AMOUNT                  SHARES            AMOUNT
-------                                          ----------      ------------             ---------         -----------
Shares sold.....................................  1,440,157      $ 13,962,911             3,082,343         $31,816,155
Issued upon reinvestment of:
  Distribution from net realized gains..........    207,652         2,026,671               187,082           1,772,926
  Dividends from net investment income..........      ---               ---                  11,528             109,898
Shares repurchased.............................. (3,000,375)      (29,391,886)           (1,223,806)        (12,796,604)
                                                 ----------      ------------             ---------         -----------
Net increase (decrease)......................... (1,352,566)     $(13,402,304)            2,057,147         $20,902,375
                                                 ==========      ============             =========         ===========

                                                                                                 MARCH 1, 1994
                                                                                                (COMMENCEMENT OF
                                                                                          SHARE CLASS DESIGNATIONS) TO
                                                                                                OCTOBER 31, 1995
                                                                                          ----------------------------
CLASS D                                            SHARES           AMOUNT                  SHARES            AMOUNT
-------                                          ----------      ------------             ---------         -----------
Shares sold.....................................    555,007      $  5,321,534               273,636         $ 2,922,952
Issued upon reinvestment of
distribution from net gains.....................     13,592           131,305                 ---                 ---
Shares repurchased..............................   (148,231)       (1,412,520)              (78,276)           (845,788)
                                                 ----------      ------------             ---------         -----------
Net increase....................................    420,368      $  4,040,319               195,360         $ 2,077,164
                                                 ==========      ============             =========         ===========

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF STATE STREET RESEARCH PORTFOLIOS, INC. AND THE SHAREHOLDERS OF STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of State Street Research International Equity Fund, formerly MetLife International Equity Fund, (a series of State Street Research Portfolios, Inc., formerly MetLife Portfolios, Inc.) as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for the two years then ended and the financial highlights for each of the years in the four year period ended October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of State Street Research International Equity Fund (a series of State Street Research Portfolios, Inc.) at October 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Boston, Massachusetts
December 15, 1995

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

European stocks, which represented more than 40% of the portfolio, offered mixed results. In addition, the Fund was hurt by its position in mid-cap (medium-sized) stocks; the best performance was delivered by stocks of large, multinational corporations with exposure to the U.S. market.

Japanese stocks had disappointing performance. The Kobe earthquake in January derailed any market recovery, and domestic investors remained on the sideline.

Much of the Fund's position in Canada and Australia was invested in stocks of companies tied to mining and raw materials. These stocks offered excellent value and were expected to benefit from declining supply and increasing demand, driven by emerging market economies. At this point, the market has not recognized the potential for these stocks.

The Morgan Stanley EAFE Index is a commonly used indicator of international stock market performance. The index is unmanaged and does not take sales charges into consideration. Direct investment in the index is not possible; results are for illustrative purposes only. All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Shares of the Fund had no class designations until March 1, 1994, when designations were assigned based on the pricing and 12b-1 fees applicable to shares sold thereafter. Performance for a class includes periods prior to the adoption of class designations. Performance reflects up to a maximum 4.5% front-end or 5% contingent deferred sales charge. Performance prior to class designations in 1994 does not reflect annual 12b-1 fees of .25% for Class "A" shares and 1% for Class "B" and "D" shares, which will reduce subsequent performance. Performance results are increased by the investment manager's voluntary reduction of fees and expenses related to the Fund. The first figure reflects expense reduction; the second shows what results would have been without subsidization.


                  COMPARISON OF CHANGE IN VALUE OF A $10,000
                  INVESTMENT IN INTERNATIONAL EQUITY FUND
                  AND THE MORGAN STANLEY EAFE INDEX


CLASS A SHARES
                        Average Annual Total Return
                      --------------------------------
                           1 Year         Life of Fund
                      ---------------    -------------
                      -14.41%/-14.95%    +8.55%/+7.52%

                             [CHART APPEARS HERE]


CLASS B SHARES
                        Average Annual Total Return
                      --------------------------------
                           1 Year         Life of Fund
                      ---------------    -------------
                      -15.31%/-15.88%    +8.90%/+7.84%

                             [CHART APPEARS HERE]


CLASS C SHARES
                        Average Annual Total Return
                      --------------------------------
                           1 Year        Life of Fund
                      ---------------   --------------
                      -10.16%/-10.72%   +10.03%/+8.98%

                             [CHART APPEARS HERE]


CLASS D SHARES
                        Average Annual Total Return
                      --------------------------------
                           1 Year         Life of Fund
                      ---------------    -------------
                      -11.94%/-12.50%    +9.52%/+8.48%

                             [CHART APPEARS HERE]

STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
October 31, 1995

                                          PRINCIPAL AMOUNT  MATURITY DATE  VALUE (NOTE 1)
                                          ----------------  -------------  -------------
FIXED INCOME SECURITIES 75.1%
AUSTRIA 3.6%                                  Japanese Yen
Republic of Austria 5.00%...............       100,000,000      1/22/2001    $ 1,115,646
                                                                             -----------
BELGIUM 2.8%                                Belgian Franc
Kingdom of Belgium, 7.50%...............       25,000,000      7/29/2008        868,607
                                                                             -----------
DENMARK 1.9%                                  Danish Krone
Kingdom of Denmark, 9.00%...............         3,000,000     11/15/2000        594,839
                                                                             -----------
FRANCE 21.3%
Government of France,                         French Franc
  8.50%.................................         4,500,000     11/25/2002        996,145
Government of France, 6.75%.............         6,500,000     10/25/2003      1,299,840
Government of France, 6.75%.............         6,000,000     10/25/2004      1,188,933
Government of France, 8.50%.............         3,500,000     10/25/2008        776,497
                                             Deutsche Mark
Credit Foncier de France, 7.25%.........         1,500,000      2/24/2003      1,085,891
                                              Japanese Yen
Credit Local de France, 6.00%...........       100,000,000     10/31/2001      1,169,412
                                                                             -----------
                                                                               6,516,718
                                                                             -----------
GERMANY 15.1%                                Deutsche Mark
Federal Republic of Germany, 6.50%......         1,500,000      7/15/2003      1,076,620
KFW International Finance, 6.25%........         2,000,000     10/15/2003      1,403,481
LKB Baden Wurttemb, 6.625%..............         1,500,000      8/20/2003      1,080,030
Sudwest Landesbank, 6.75%...............         1,500,000      8/26/2003      1,075,021
                                                                             -----------
                                                                               4,635,152
                                                                             -----------
ITALY 3.8%                                    Italian Lira
Republic of Italy, 12.00%...............     1,800,000,000      9/01/2002      1,160,402
                                                                             -----------
JAPAN 2.1%                                    Japanese Yen
Japan Development Bank, 6.50%...........        23,000,000      9/20/2001        275,991
                                            Pound Sterling
Tokyo Electric Power Co. Inc., 11.00%...           200,000      6/05/2001        356,719
                                                                             -----------
                                                                                 632,710
                                                                             -----------
NETHERLANDS 4.5%                                   Guilder
Government of Netherlands, 7.75%........         2,000,000      3/01/2005     $1,379,769
                                                                             -----------
SPAIN 3.8%                                  Spanish Peseta
Government of Spain, 10.50%.............       145,000,000     10/30/2003      1,166,962
                                                                             -----------
UNITED KINGDOM 1.2%                         Pound Sterling
British Gas PLC, 10.875%................           200,000      3/26/2001        351,779
                                                                             -----------
SUPRANATIONAL 15.0%                           Japanese Yen
European Investment Bank, 6.625%........       100,000,000      3/15/2000      1,176,133
Inter-American Development Bank, 6.75...       100,000,000      2/20/2001      1,199,961
International Bank for Reconstruction &
 Development, 4.50%......................      100,000,000      6/20/2000      1,098,539
European Economic                            Deutsche Mark
 Community, 6.50%......................          1,500,000      3/10/2000      1,105,605
                                                                             -----------
                                                                               4,580,238
                                                                             -----------
Total Fixed Income Securities and Investments
  (Cost $19,867,007)--75.1%..............................................     23,002,822
Cash and Other Assets, Less Liabilities---24.9%                                7,643,635
                                                                             -----------
Net Assets--100.0%.......................................................    $30,646,457
                                                                             ===========

Federal Income Tax Information:

At October 31, 1995, the net unrealized
  appreciation of investments based on cost for Federal income tax purposes of $19,867,007 was as follows:

Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost...............................................................    $ 3,240,724

Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value.............................................................       (104,909)
                                                                             -----------
                                                                             $ 3,135,815
                                                                             ===========

--------------------------------------------------------------------------------

The principal amount of each security is stated in the currency in which the security is denominated.

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
October 31, 1995

ASSETS
Investments, at value (Cost $19,867,007) (Note 1)................. $23,002,822
Foreign currency, at value (Cost $5,537,197)......................   5,765,716
Cash..............................................................   1,320,116
Interest receivable...............................................     609,316
Receivable for fund shares sold...................................      26,375
Receivable from investment manager (Note 3).......................       7,543
Foreign tax receivable............................................       5,305
Deferred organization costs and other assets (Note 1).............      39,715
                                                                   -----------
                                                                    30,776,908

LIABILITIES
Accrued directors' fees (Note 2)..................................      21,377
Accrued management fee (Note 2)...................................      19,255
Payable for fund shares redeemed..................................       5,205
Accrued distribution fee (Note 5).................................       3,789
Other accrued expenses............................................      80,825
                                                                   -----------
                                                                       130,451
                                                                   -----------
NET ASSETS                                                         $30,646,457
                                                                   ===========

Net Assets consist of:
  Undistributed net investment income............................. $   696,597
  Unrealized appreciation of investments
    and foreign currency..........................................   3,348,189
  Accumulated net realized gain on investments
    and foreign currency..........................................     197,020
  Shares of beneficial interest...................................  26,404,651
                                                                   -----------
                                                                   $30,646,457
                                                                   ===========
Net Asset Value and redemption price per share of
  Class A shares ($2,106,392 / 239,305 shares of
  beneficial interest)............................................       $8.80
                                                                         =====
Maximum Offering Price per share of Class A shares
  ($8.80 / .955)..................................................       $9.21
                                                                         =====
Net Asset Value and offering price per share of
  Class B Shares ($2,851,041 / 324,973 shares of
  beneficial interest)*...........................................       $8.77
                                                                         =====
Net Asset Value, offering price and redemption price
  per share of Class C shares ($24,516,118 / 2,781,432
  shares of beneficial interest)..................................       $8.81
                                                                         =====
Net Asset Value and offering price per share of Class D
  shares ($1,172,906 / 133,659 shares of beneficial
  interest)*......................................................       $8.78
                                                                         =====

------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
For the year ended October 31, 1995

INVESTMENT INCOME
Interest, net of foreign taxes of $15,189.........................  $1,853,452

EXPENSES
Management fee (Note 2)...........................................     210,657
Custodian fee.....................................................     137,628
Registration fees.................................................      59,512
Audit fee.........................................................      46,319
Transfer agent and shareholder services (Note 2)..................      36,577
Reports to shareholders...........................................      22,572
Directors' fees (Note 2)..........................................      20,698
Amortization of organization costs (Note 1).......................      17,250
Legal fees........................................................       6,409
Distribution fee--Class A (Note 5)................................       3,502
Distribution fees--Class B (Note 5)...............................      19,980
Distribution fees--Class D (Note 5)...............................       7,326
Miscellaneous.....................................................       9,555
                                                                    ----------
                                                                       597,985
Expenses borne by the investment manager (Note 3).................    (149,825)
                                                                    ----------
                                                                       448,160
                                                                    ----------
Net investment income.............................................   1,405,292
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENT
  AND FOREIGN CURRENCY
Net realized gain on investments (Notes 1 and 4)..................      28,314
Net realized gain on foreign currency (Note 1)....................     656,681
                                                                    ----------
  Total net realized gain.........................................     684,995
                                                                    ----------
Net unrealized appreciation of investments........................   1,441,341
Net unrealized appreciation of foreign currency...................     127,582
                                                                    ----------
  Total net unrealized appreciation...............................   1,568,923
                                                                    ----------
Net gain on investments and foreign currency......................   2,253,918
                                                                    ----------
Net increase in net assets resulting from operations..............  $3,659,210
                                                                    ==========
------------------------------------------------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                       YEAR ENDED OCTOBER 31
                                                     --------------------------
                                                        1995           1994
                                                     -----------    -----------
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income..............................  $ 1,405,292    $ 1,409,678
Net realized gain on investments
  and foreign currency*............................      684,995        505,691
Net unrealized appreciation (depreciation)
  of investments and foreign currency..............    1,568,923        (43,817)
                                                     -----------    -----------

Net increase resulting from operations.............    3,659,210      1,871,552

Dividends from net investment income:
  Class A..........................................      (88,114)       (26,264)
  Class B..........................................     (113,623)       (31,489)
  Class C..........................................   (1,691,435)    (1,451,541)
  Class D..........................................      (41,936)       (14,910)
                                                     -----------    -----------
                                                      (1,935,108)    (1,524,204)
                                                     -----------    -----------

Distributions from net realized gains:
  Class A..........................................       (5,975)        ---
  Class B..........................................       (8,086)        ---
  Class C..........................................     (123,136)       (90,111)
  Class D..........................................       (2,986)        ---
                                                     -----------    -----------
                                                        (140,183)       (90,111)
                                                     -----------    -----------

Net increase from fund share
  transactions (Note 6)............................    2,690,071      1,150,573
                                                     -----------    -----------
Total increase in net assets.......................    4,273,990      1,407,810


NET ASSETS
Beginning of year..................................   26,372,467     24,964,657
                                                     -----------    -----------

End of year (including undistributed
  net investment income of $696,597
  and $738,734, respectively)......................  $30,646,457    $26,372,467
                                                     ===========    ===========
*Net realized gain for Federal
 income tax purposes (Note 1)......................  $   197,316    $   139,887
                                                     ===========    ===========



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 1995

NOTE 1
State Street Research International Fixed Income Fund (the "Fund"), formerly MetLife International Fixed Income Fund, is a diversified series of State Street Research Portfolios, Inc. ("Portfolios"), formerly MetLife Portfolios, Inc., which was organized as a Maryland corporation in April, 1991 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in January, 1992. Portfolios consists presently of two separate funds: State Street Research International Fixed Income Fund and State Street Research International Equity Fund.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and annual service fees of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Directors declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Securities traded on domestic stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price. Each security traded primarily on non-domestic securities exchanges is generally valued at the preceding closing value of such security on the exchange where it is primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Directors or its delegates. If no closing price is available, then such security is valued at the mean between the last current bid and asked prices or by using the last available closing price. Domestic securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities. All non-U.S. securities traded in the over-the-counter market are valued at the last sale quote or the last closing bid price, if there is no active trading in a particular security for a given day. Portfolio securities traded both in the


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

over-the-counter market and on a securities exchange are valued according to the broadest and most representative market. Securities for which market quotations are not readily available are valued as determined in good faith by or under the authority of the Directors. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Investment income is accrued daily as earned. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Portfolios.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regula-tions.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

NOTE 2
The Fund and State Street Research Investment Services, Inc., the Fund's investment manager and principal underwriter (the "Investment Manager" and "Distributor") a wholly owned indirect subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Investment Manager receives monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. The Investment Manager has entered into a Sub-Investment Management Agreement with GFM International Investors Limited (the "Sub-Investment Manager"), a substantially wholly owned, indirect subsidiary of Metropolitan, pursuant to which the Sub-Investment Manager has assumed the overall responsibility for managing the investments of the Fund. During the year ended October 31, 1995, the Fund paid the Investment Manager $210,657 in management fees. The Fund has no responsibility for the payment of fees to the Sub-Investment Manager.

State Street Research Shareholder Services, a division of the Distributor, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the year ended October 31, 1995, the amount of such expenses was $18,284.

The fees of the Directors not currently affiliated with the Investment Manager amounted to $20,698 during the year ended October 31, 1995.

NOTE 3
The Investment Manager or affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the year ended October 31, 1995, the amount of such assumed expenses was $149,825.

NOTE 4
For the year ended October 31, 1995, purchases and sales of securities, exclusive of short-term obligations, aggregated $5,570,579 and $9,379,254, respectively.


NOTE 5
The Portfolios have adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended October 31, 1995, fees pursuant to such plan amounted to $3,502, $19,980 and $7,326 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $3,148 and $15,206, respectively on sales of Class A shares of the Fund during the year ended October 31, 1995, and that MetLife Securities, Inc. earned commissions aggregating $15,741 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $3,822 and $430 on redemptions of Class B and Class D, respectively, during the same period.

STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND

--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

NOTE 6

The authorized capital stock of the Fund currently consists of 100,000,000 shares, $.01 par value per share. The Fund reserves the right to issue additional classes of shares. At October 31, 1995, Metropolitan owned 62,933 Class A shares, 62,933 Class B shares, 2,539,382 Class C shares and 62,933 Class D shares of the Fund.

Share transactions were as follows:

                                                                                  MARCH 1, 1994
                                                                                 (COMMENCEMENT OF
                                                    YEAR ENDED              SHARE CLASS DESIGNATIONS) TO
                                                  OCTOBER 31, 1995               OCTOBER 31, 1994
                                            ---------------------------     ----------------------------
CLASS A                                      SHARES            AMOUNT        SHARES             AMOUNT
-------                                     --------         ----------     --------          ----------
Shares sold................................  154,393         $1,349,055      143,778          $1,152,383
Issued upon reinvestment of:
  Distribution from net realized gains.....      737              5,712            -                   -
  Dividends from net investment
    income.................................    5,748             47,607        1,077               8,636
Shares repurchased.........................  (51,420)          (442,983)     (15,008)           (119,770)
                                            --------         ----------     --------          ----------
Net increase...............................  109,458         $  959,391      129,847          $1,041,249
                                            ========         ==========     ========          ==========

CLASS B                                      SHARES            AMOUNT        SHARES             AMOUNT
-------                                     --------         ----------     --------          ----------
Shares sold................................  189,985         $1,645,022      180,601          $1,449,373
Issued upon reinvestment of:
  Distribution from net realized gains.....      931              7,205            -                   -
  Dividends from net investment
    income.................................    6,879             57,359        1,683              13,466
Shares repurchased.........................  (46,537)          (393,423)      (8,569)            (70,408)
                                            --------         ----------     --------          ----------
Net increase...............................  151,258         $1,316,163      173,715          $1,392,431
                                            ========         ==========     ========          ==========

                                                                                    YEAR ENDED
                                                                                 OCTOBER 31, 1994
                                                                            ----------------------------
CLASS C                                      SHARES            AMOUNT        SHARES             AMOUNT
-------                                     --------         ----------     --------          ----------
Shares sold................................   34,745         $  311,510      101,016          $  817,898
Issued upon reinvestment of:
  Distribution from net realized gains.....   15,646            121,415       11,332              90,111
  Dividends from net investment
    income.................................   16,717            137,775       17,188             139,150
Shares repurchased.........................  (88,669)          (760,263)    (354,407)         (2,846,802)
                                            --------         ----------     --------          ----------
Net decrease...............................  (21,561)        $ (189,563)    (224,871)        $(1,799,643)
                                            ========         ==========     ========         ===========

                                                                                  MARCH 1, 1994
                                                                                 (COMMENCEMENT OF
                                                                            SHARE CLASS DESIGNATIONS) TO
                                                                                 OCTOBER 31, 1994
                                                                            ----------------------------
CLASS D                                      SHARES            AMOUNT        SHARES             AMOUNT
-------                                     --------         ----------     --------          ----------
Shares sold................................   73,243         $  639,413       64,589          $  516,298
Issued upon reinvestment of:
  Distribution from net realized gains.....      385              2,985            -                   -
  Dividends from net investment
    income.................................      894              7,531           30                 238
Shares repurchased.........................   (5,482)           (45,849)           -                   -
                                            --------         ----------     --------          ----------
Net increase...............................   69,040         $  604,080       64,619          $  516,536
                                            ========         ==========     ========          ==========

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF STATE STREET RESEARCH PORTFOLIOS, INC. AND THE SHAREHOLDERS OF STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of State Street Research International Fixed Income Fund, formerly MetLife International Fixed Income Fund, (a series of State Street Research Portfolios, Inc., formerly MetLife Portfolios, Inc.), as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for the two years then ended and the financial highlights for each of the years in the four year period ended October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31,1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of State Street Research International Fixed Income Fund (a series of State Street Research Portfolios, Inc.) at October 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Boston, Massachusetts
December 15, 1995

STATE STREET RESEARCH INTERNATIONAL FIXED INCOME FUND

--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

Late in 1994, the portfolio was heavily positioned in European bonds. Lower European interest rates and a rallying bond market benefited the Fund significantly. After strong performance in the first three months of 1995, the Fund added to its cash level as a defensive measure.

In the first six months of 1995, the Japanese bond market benefited from a slow economy, interest rate cuts and a strengthening yen. This helped the Fund, which had more than 20% of its portfolio denominated in Japanese currency.

The Fund's performance was also linked to the strength of the U.S. dollar relative to other world currencies. In the past 12 months, GFM did not "hedge" the portfolio to protect it from changes in foreign currency. As a result, the Fund benefited from a weakening U.S. dollar earlier in the year. However, over the most recent few months, the U.S. dollar strengthened--which cut into the Fund's returns.

The Salomon Brothers Non-U.S. Dollar World Bond Index is a commonly used measure of overseas bond market performance. The index is unmanaged and does not take sales charges into consideration. Direct investment in the index is not possible; results are for illustrative purposes only. All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Shares of the Fund had no class designations until March 1,1994, when designations were assigned based on the pricing and 12b-1 fees applicable to shares sold thereafter. Performance for a class includes periods prior to the adoption of class designations. Performance reflects up to a maximum 4.5% front-end or 5% contingent deferred sales charge. Performance prior to class designations in 1994 does not reflect annual 12b-1 fees of .25% for Class "A" shares and 1% for Class "B" and "D" shares, which will reduce subsequent performance. Performance results are increased by the investment manager's voluntary reduction of fees and expenses related to the Fund. The first figure reflects expense reduction; the second shows what results would have been without subsidization.

                 COMPARISON OF CHANGE IN VALUE OF A $10,000
                 INVESTMENT IN INTERNATIONAL FIXED INCOME FUND
                 AND THE SALOMON BROTHER NON-U.S. DOLLAR WORLD
                 BOND INDEX


CLASS A SHARES
                          Average Annual Total Return
                         ----------------------------
                             1 Year      Life of Fund
                         -------------   ------------
                         +9.12%/+8.11%   +8.66%/8.06%

                             [CHART APPEARS HERE]



CLASS B SHARES
                          Average Annual Total Return
                         ----------------------------
                             1 Year      Life of Fund
                         -------------   ------------
                         +8.53%/+7.48%   +9.03%/8.37%

                             [CHART APPEARS HERE]



CLASS C SHARES
                           Average Annual Total Return
                         -------------------------------
                              1 Year       Life of Fund
                         ---------------   -------------
                         +14.51%/+13.45%   +10.11%/9.47%

                             [CHART APPEARS HERE]




CLASS D SHARES
                           Average Annual Total Return
                         ------------------------------
                              1 Year       Life of Fund
                         ---------------   ------------
                         +12.49%/+11.44%   +9.66%/9.05%

                             [CHART APPEARS HERE]

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a) FINANCIAL STATEMENTS:


    (1)Financial Statements in Part A (Prospectus) of this Registration
    Statement:

      Financial Highlights for International Equity Fund and International Fixed Income Fund for the period January 22, 1992 (commencement of operations) through October 31, 1995.

    (2) Financial Statements included in Part B (Statement of Additional Information) of this Registration Statement:

      For International Equity Fund and International Fixed Income Fund for the fiscal year ended October 31, 1995 (except as provided below):

      Investment Portfolio
      Statement of Assets and Liabilities
      Statement of Operations

      Statement of Changes in Net Assets (for the period January 22, 1992
       (commencement of operations) to October 31, 1995)
      Notes to Financial Statements
      Independent Auditors' Report
      Management's Discussion of Fund Performance

  (b) EXHIBITS:

EXHIBIT                                                                                   PAGE
NUMBER                                                                                   NUMBER
-------                                                                                  ------
 1       --Amended and restated Articles of Incorporation of Registrant.
 1(a)    --Articles Supplementary.
 1(b)    --Articles Supplementary.
 2       --Amended By-Laws of Registrant.
 3       --None
 4       --Specimen certificates for shares of common stock of Registrant.
 5(a)    --Investment Management Agreements relating to the MetLife International Equity and MetLife International Fixed Income Funds between MetLife-State Street
          Investment Services, Inc. and MetLife Portfolios, Inc.
  (b)    --Sub-Investment Management Agreements relating to the MetLife International
          Equity and MetLife International Fixed Income Funds among MetLife-State Street
          Investment Services, Inc., GFM International Investors Limited, and MetLife
          Portfolios, Inc.
 6(a)    --Distribution Agreement with MetLife-State Street Investment Services, Inc.
  (b)    --Form of Selected Dealer Agreement.
  (c)    --Form of Bank and Bank Affiliated Broker-Dealer Agreement.
 7       --Not Applicable.
 8(a)    --Custodian Contract with State Street Bank and Trust Company.
  (b)    --Form of Transfer Agent and Service Agreement with State Street Bank and Trust
          Company.
  (c)    --Shareholders' Administrative Services Agreement with MetLife-State Street
          Investment Services, Inc.
  (d)    --Service Agreement among MetLife Portfolios, Inc., Metropolitan Life Insurance
          Company, and MetLife-State Street Investment Services, Inc.
  (e)    --Sub-Administration Agreement with State Street Bank and Trust Company,
          Metropolitan Life Insurance Company and State Street Research Investment
          Services, Inc.
 9       --License Agreement with Metropolitan Life Insurance Company.
10       --Opinion and consent of counsel.

EXHIBIT                                                                                   PAGE
NUMBER                                                                                   NUMBER
-------                                                                                  ------
11       --Consent of Deloitte & Touche.
12       --None
13       --Purchase Agreement and Investment Letter.
14(b)    --Prototype Individual Retirement Account Terms and Conditions, Individual
          Retirement Account Disclosure Statement, Individual Retirement Account
          Application And Agreement, Direct Rollover of Assets Form and IRA Systematic
          Withdrawal Plan Application.
14(c)    --State Street Research 403(b): Brochure, Account Agreement, Maximum Salary
          Reduction Worksheet, Account Application, Salary Reduction Agreement and
          Direct Rollover of Assets Form.
15       --Distribution Plan.
16       --Schedule of Performance Data.
17       --Powers of Attorney.
18       --Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3.
27       --Financial Data Schedules

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


                    (REST OF PAGE LEFT INTENTIONALLY BLANK)

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                            AS OF DECEMBER 31, 1995

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1995. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Delaware)

          a.   Metropolitan Group Property and Casualty Insurance Company
               (Delaware)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Delaware)
          c.   Metropolitan General Insurance Company (Delaware)
          d.   First General Insurance Company (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)

     4.   Metropolitan Asset Management Corporation (Delaware)

          a.   MetLife Capital Holdings, Inc. (Delaware)

               i.   MetLife Capital Corporation (Delaware)

                    (1)  Searles Cogeneration, Inc. (Delaware)
                    (2)  MLYC Cogen, Inc. (Delaware)
                    (3)  MCC Yerkes Inc. (Washington)
                    (4) MetLife Capital, Limited Partnership (Delaware). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and MetLife Capital Corporation (10%).
                    (5)  CLJ Finco, Inc. (Delaware)

                         (a)  MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and CLJ Finco, Inc. (10%).

                    (6)  MetLife Capital Portfolio Investments, Inc. (Nevada)

                         (a)  MetLife Capital Funding Corp. (Delaware)

               ii.  MetLife Capital Financial Corporation (Delaware)

               iii. MetLife Financial Acceptance Corporation (Delaware).
                    MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

          b.   MetLife Investment Management Corporation (Delaware)

               i. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          c.   MetLife Realty Group, Inc. (Delaware)

          d. GFM International Investors Limited (United Kingdom). The common stock of GFM International Investors Limited ("GFM") is held by Metropolitan (99.5%) and by an employee of GFM (.5%). GFM is a sub-investment manager for the International Stock Portfolio of Metropolitan Series Fund, Inc.

               i.   GFM Investments Limited (United Kingdom)

     5.   SSRM Holdings, Inc. (Delaware)

          a. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Energy, Inc. (Massachusetts)
               ii.  State Street Research Investment Services, Inc.
                    (Massachusetts)

          b.   Metric Holdings, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Realty Corp. (Delaware)
               iii. Metric Realty (Illinois).  Metric Realty Corp. and Metric
                    Holdings, Inc. each hold 50% of the common stock of Metric Realty.

                    (1)  Metric Capital Corporation (California)
                    (2)  Metric Assignor, Inc. (California)
                    (3)  Metric Institutional Realty Advisors, Inc. (California)
                    (4)  Metric Institutional Realty Advisors, L.P.
                         (California).
                         Metric Realty holds a 99% limited partnership interest and Metric Institutional Realty Advisors, Inc. holds a 1%
                         interest as general partner in Metric Institutional Realty Advisors, L.P.
                    (5) Metric Realty Services, Inc. (Delaware) Metric Holdings Inc. and Metric Realty Corp. each hold 50% of the common stock of Metric Realty Services, Inc.
                    (6) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   MetLife Real Estate Advisors, Inc. (California)

     9.   MetLife HealthCare Holdings, Inc. (Delaware)

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Metropolitan Life Holdings Limited (Ontario, Canada)

     1.   Metropolitan Life Financial Services Limited (Ontario, Canada)

     2.   Metropolitan Life Financial Management Limited (Ontario, Canada)

          a.   Metropolitan Life Insurance Company of Canada (Canada)
          b.   Metropolitan Life Operations Limited (Canada)

     3.   Morguard Investments Limited (Ontario, Canada)
          Shares of Morguard Investments Limited ("Morguard") are held by Metropolitan Life Holdings Limited (80%) and by employees of Morguard (20%).
     4.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)
     5.   167080 Canada, Inc. (Canada)

          a.   446068 B.C. Ltd. (British Columbia, Canada)

H.   MetLife (UK) Limited (Great Britain)

     1.   Albany Life Assurance Company Limited (Great Britain)

          a.   Albany Pension Managers and Trustees Limited (Great Britain)

     2.   Albany Home Loans Limited (Great Britain)
     3.   ACFC Corporate Finance Limited (Great Britain)
     4.   Metropolitan Unit Trust Managers Limited (Great Britain)
     5.   Albany International Assurance Limited (Isle of Man)
     6.   MetLife Group Services Limited (Great Britain)

I. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

J. Kolon-Met Life Insurance Company (Korea). Shares of Kolon-MetLife Insurance Company are held by Metropolitan (51%) and by an entity (49%) unaffiliated with Metropolitan.

K.   Metropolitan Life Seguros de Vida S.A. (Argentina)

L. Genesis Seguros de Retiro S.A. (Argentina). Shares of Genesis Seguros de Retiro S.A. are held by Metropolitan (39%) and by an entity (61%) unaffiliated with Metropolitan.

M.   2945835 Canada Inc. (Canada)

N.   Metropolitan Marine Way Investments Limited (British Columbia, Canada)

O.   Met Life Holdings Luxembourg (Luxembourg)

P.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

Q.   MetLife International Holdings, Inc. (Delaware)

R.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

S.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   Cross & Brown Residentials, Inc. (New York)
          b.   Cross & Brown Company of Florida, Inc. (Florida)
          c.   Cross & Brown Associates of New York, Inc. (New York)
          d.   Cross & Brown Associates of New Jersey, Inc. (New Jersey)
          e.   Subrown Corp. (New York)
          f.   Cross & Brown Construction Corp. (New York)
          g.   CBNJ, Inc. (New Jersey)
          h.   Cross & Brown of Connecticut, Inc. (Connecticut)

T.   MetPark Funding, Inc. (Delaware)

U.   2154 Trading Corporation (New York)

V.   Transmountain Land & Livestock Company (Montana)

W.   Met West Agribusiness, Inc. (Delaware)

X.   Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

 Z.  Nebraska Farms, Inc. (Nebraska)

AA.  Met Farm and Ranch Properties, Inc. (Delaware)

AB.  City Trust Services, National Association (United States)

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly-owned by Metropolitan, having been acquired by a wholly-owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4)  Metropolitan Structures is a general partnership in which Metropolitan owns
a 50% interest.   Metropolitan Structures owns 100% of the common stock of
Cicero/Cermak Corporation, an Illinois corporation, which owns and manages a shopping center in Illinois. Metropolitan Structures, Inc., an Illinois corporation, is a property manager. Metropolitan Structures, Inc. is wholly-owned by Metropolitan Structures. Metropolitan Structures, Inc. is the sole general partner of MS Management Services, L.P., an Illinois limited partnership in which Metropolitan has a 49.5% interest as a limited partner.

5) Metropolitan Structures West, Inc. (doing business as MS Management Services), a California corporation, is a property manager in California. Metropolitan owns 50% of the capital stock of Metropolitan Structures West, Inc.

6) Seguros Genesis, S.A. (Mexico), is a Mexican insurer in which Metropolitan and two of its subsidiaries collectively own a 24.5% interest and have the right to designate 2 of the 9 members of the Board of Directors.

7) Interbroker, Correduria de Reaseguros, S.A., is a Spanish insurance brokerage company in which Santander Met, S.A., a subsidiary of Metropolitan in which Metropolitan owns a 50% interest, owns a 50% interest and has the right to designate 2 of the 4 members of the Board of Directors.

8) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

9) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

10) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly-owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest therein. The MILPs have various ownership interests in certain companies. The various MILPs own, directly or indirectly, more than 50% of the common stock of the following companies: Coating Technologies International, Inc., Dan River, Inc.; Igloo Holdings, Inc. and its subsidiary, Igloo Products Corporation; Blodgett Holdings, Inc., and its subsidiaries, GS Blodgett Corporation, GS Blodgett International Ltd., GS Blodgett Inc., Pitco Frialator, Inc., Frialator International Limited, Magikitch'n, Inc., and Cloverleaf Properties, Inc.; and Briggs Holdings, Inc., and its subsidiary, Briggs Plumbing Products, Inc.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

                                                              NUMBER OF
                                                            RECORD HOLDERS
                      TITLE OF CLASS                    AS OF JANUARY 31, 1996
                      --------------                    ----------------------
   International Equity Fund Common Stock, par value
    $0.01 per share
     Class A...........................................         5,405
     Class B...........................................         4,003
     Class C...........................................         3,031
     Class D...........................................           351
   International Fixed Income Fund Common Stock, par
    value $0.01 per share
     Class A...........................................           279
     Class B...........................................           205
     Class C...........................................           307
     Class D...........................................            48

ITEM 27. INDEMNIFICATION.

  (a) MARYLAND LAW AND BY-LAWS.

  The Registrant is required by Article V of its By-Laws to indemnify or advance expenses to directors and officers (or former directors and officers) to the extent permitted or required by the Maryland General Corporation Law ("MGCL") and, in the case of officers (or former officers), only to the extent specifically authorized by resolution of the Board of Directors. Section 2-418 of the MGCL permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the directors's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active or deliberate dishonesty; (ii) the director actually received an improper personal benefit; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. In addition, reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. A Maryland corporation may indemnify and advance expenses to an officer to the same extent it may indemnify a director, and is required to indemnify an officer to the extent required for a director.

  Notwithstanding the foregoing, Article V of the Registrant's By-Laws provides that nothing contained therein shall be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

  (b) Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's investment manager and distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its covenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  Reference is made to the section captioned "Directors and Officers" in the Statement of Additional Information for additional information concerning certain affiliations of Directors and Officers which information is incorporated herein by reference. Information concerning certain other affiliations of the other officers and directors of State Street Research Investment Services, Inc., the Registrant's investment adviser, and GFM International Investors Limited, the Registrant's sub-investment manager, during the past two years, is set forth below.

                                                                             PRINCIPAL BUSINESS
                                                                                 ADDRESS OF
           NAME                  CONNECTION              ORGANIZATION           ORGANIZATION
           ----                  ----------              ------------        ------------------
 Barghaan, Dennis C. ..... Assistant Vice          Metropolitan Life           New York, NY
  Senior Vice President    President (until        Insurance Company
                           12/94)
 Bennett, Peter Christian. Vice President          State Street Research       Boston, MA
  Director                 Vice President          Capital Trust
                           Vice President          State Street Research       Boston, MA
                                                   Exchange Trust
                                                   State Street Research       Boston, MA
                                                   Growth Trust
                           Vice President          State Street Research       Boston, MA
                                                   Master Investment Trust
                           Vice President          State Street Research       Boston, MA
                                                   Equity Trust
                           Director and Executive  State Street Research &     Boston, MA
                           Vice President          Management Company
                           Director                Boston Private Bank &       Boston, MA
                                                   Trust Co.
                           President and Director  Christian Camps &           Boston, MA
                                                   Conferences, Inc.
                           Chairman and Trustee    Gordon College              Wenham, MA
 Borghi, Peter............ None
  Senior Vice President
 Daly, Paul V. ........... None
  Senior Vice President
 DiFazio, Susan M.W....... Vice President          State Street Research &     Boston, MA
  Senior Vice President                            Management Company
 Evans, Gordon............ Vice President          State Street Research &     Boston, MA
  Vice President                                   Management Company
 Grasso, Linda............ None
  Vice President
 Haeusler, Robert ........ Assistant Vice          Metropolitan Life           New York, NY
                           President               Insurance
  Senior Vice President    (until 12/94)           Company

                                                                          PRINCIPAL BUSINESS
                                                                              ADDRESS OF
          NAME                 CONNECTION              ORGANIZATION          ORGANIZATION
          ----                 ----------              ------------       ------------------
Jamieson, Frederick H... Senior Vice President   State Street Research &    Boston, MA
                         (Vice President until   Management Company
 Vice President and      6/95) Vice President    SSRM Holdings, Inc.        Boston, MA
 Assistant Treasurer     and Assistant
                         Treasurer               MetLife Securities, Inc.   New York, NY
                         Vice President and
                         Controller
Maus, Gerard P.......... Treasurer               State Street Research      Boston, MA
 Director, Executive                             Equity Trust
 Vice President, Trea-   Treasurer               State Street Research      Boston, MA
 surer and Chief Finan-                          Financial Trust
 cial                    Treasurer               State Street Research      Boston, MA
 Officer                                         Income Trust
                         Treasurer               State Street Research      Boston, MA
                                                 Money Market Trust
                         Treasurer               State Street Research      Boston, MA
                                                 Tax-Exempt Trust
                         Treasurer               State Street Research      Boston, MA
                                                 Capital Trust
                         Treasurer               State Street Research      Boston, MA
                                                 Exchange Trust
                         Treasurer               State Street Research      Boston, MA
                                                 Growth Trust
                         Treasurer               State Street Research      Boston, MA
                                                 Master Investment Trust
                         Treasurer               State Street Research      Boston, MA
                                                 Securities Trust
                         Director, Executive     State Street Research &    Boston, MA
                         Vice President,         Management Company
                         Treasurer, Chief
                         Financial Officer and
                         Chief Administrative
                         Officer
                         Director                Metric Holdings, Inc.      San
                                                                            Francisco, CA
                         Director                Certain wholly-owned
                                                 subsidiaries of Metric
                                                 Holdings, Inc.
                         Director (until 12/94)  GFM International          London,
                                                 Investors Limited          England
                         Treasurer and Chief     SSRM Holdings, Inc.        Boston, MA
                         Financial Officer
                         Treasurer               MetLife Securities, Inc.   New York, NY
McMahan, Gregory R...... None
 Senior Vice President
McNamara, III, Francis   Senior Vice President,  State Street Research &    Boston, MA
 J.                      Secretary & General     Management Company
 Senior Vice President,  Counsel
 Clerk & General Counsel
                         Secy & General Counsel  State Street Research      Boston, MA
                                                 Capital Trust

                                                                              PRINCIPAL BUSINESS
                                                                                  ADDRESS OF
          NAME                 CONNECTION                ORGANIZATION            ORGANIZATION
          ----                 ----------                ------------         ------------------
                         Secy & General Counsel  State Street Research          Boston, MA
                                                 Exchange Trust
                         Secy & General Counsel  State Street Research          Boston, MA
                                                 Growth Trust
                         Secy & General Counsel  State Street Research Master   Boston, MA
                                                 Investment Trust
                         Secy & General Counsel  State Street Research          Boston, MA
                                                 Equity Trust
                         Secy & General Counsel  State Street Research          Boston, MA
                                                 Financial Trust
                         Secy & General Counsel  State Street Research Income   Boston, MA
                                                 Trust
                         Secy & General Counsel  State Street Research Money    Boston, MA
                                                 Market Trust
                         Secy & General Counsel  State Street Tax-Exempt        Boston, MA
                                                 Trust
                         Secy & General Counsel  State Street Research          Boston, MA
                                                 Securities Trust
                         Secy & General Counsel  SSRM Holdings, Inc.            Boston, MA
                         Senior Vice President,  The Boston Company, Inc.       Boston, MA
                         General Counsel and
                         Assistant Secretary
                         (until 5/95)
                         Senior Vice President,  Boston Safe Deposit and        Boston, MA
                         General Counsel and     Trust Company
                         Assistant Secretary
                         (until 5/95)
                         Senior Vice President,  The Boston Company Advisors,   Boston, MA
                         General Counsel and     Inc.
                         Assistant Secretary
                         (until 5/95)
Miller, Joan D. ........ Vice President          State Street Research &        Boston, MA
 Senior Vice President                           Management Company
Samartin, Richard P. ... None
 Senior Vice President
Shaver, Jr., C. Troy.... President and Chief     John Hancock Funds, Inc.       Boston, MA
 President and Chief     Executive Officer
 Executive Officer       (until 1/96)
Shively, Thomas A. ..... Vice President          State Street Research          Boston, MA
 Director                                        Financial Trust
                         Vice President          State Street Research          Boston, MA
                                                 Money Market Trust
                         Vice President          State Street Research          Boston, MA
                                                 Tax-Exempt Trust
                         Vice President          State Street Research          Boston, MA
                                                 Securities Trust
                         Executive Vice          State Street Research &        Boston, MA
                         President               Management Company
                         and Director
Trotta, George B. ...... Senior Vice President   Metropolitan Life              New York, NY
 Executive Vice Presi-   (until 1995)            Insurance Company
 dent

                                                                             PRINCIPAL BUSINESS
                                                                                 ADDRESS OF
           NAME                 CONNECTION              ORGANIZATION            ORGANIZATION
           ----                 ----------              ------------         ------------------
 Verni, Ralph F.......... Chairman, President,    State Street Research        Boston, MA
  Chairman of the Board   Chief Executive         Capital Trust
  (President, Chief       Officer and Trustee
  Executive Officer       Chairman, President,
  until 2/96)             Chief Executive         State Street Research        Boston, MA
                          Officer and Trustee     Exchange Trust
                          Chairman, President,    State Street Research        Boston, MA
                          Chief Executive         Growth Trust
                          Officer and Trustee
                          Chairman, President,    State Street Research        Boston, MA
                          Chief Executive         Master Investment Trust
                          Officer and Trustee
                          Chairman, President,    State Street Research        Boston, MA
                          Chief Executive         Equity Trust
                          Officer and Trustee
                          Chairman, President,    State Street Research        Boston, MA
                          Chief Executive         Financial Trust
                          Officer and Trustee
                          Chairman, President,    State Street Research        Boston, MA
                          Chief Executive         Income Trust
                          Officer and Trustee
                          Chairman, President,    State Street Research        Boston, MA
                          Chief Executive         Money Market Trust
                          Officer and Trustee
                          Chairman, President,    State Street Research        Boston, MA
                          Chief Executive         Tax-Exempt Trust
                          Officer and Trustee
                          Chairman, President,    State Street Research        Boston, MA
                          Chief Executive         Securities Trust
                          Officer and Trustee
                          Chairman, President,    State Street Research &      Boston, MA
                          Chief Executive         Management Company
                          Officer and Director
                          Chairman and Director   Metric Holdings, Inc.        San
                                                                               Francisco, CA
                          Director and Officer    Certain wholly-owned
                                                  subsidiaries of Metric
                                                  Holdings, Inc.
                          Chairman of the Board   MetLife Securities, Inc.     New York, NY
                          and Director
                          Chairman and Director   GFM International            London,
                          (until 12/94)           Investors Limited            England
                          President, Chief        SSRM Holdings, Inc.          Boston, MA
                          Executive
                          Officer and Director
                          Director                CML Group, Inc.              Boston, MA

                                                                            PRINCIPAL BUSINESS
                                                                                ADDRESS OF
           NAME                 CONNECTION              ORGANIZATION           ORGANIZATION
           ----                 ----------              ------------        ------------------
 Wing, Darman A.......... Vice President,         State Street Research &     Boston, MA
  Senior Vice President,  Assistant Secretary     Management Company
  Assistant Clerk         and Assistant
  and Assistant           General Counsel
  General Counsel
  (Vice President
  until 6/95)
                          Assistant Secretary     State Street Research       Boston, MA
                                                  Capital Trust
                          Assistant Secretary     State Street Research       Boston, MA
                                                  Exchange Trust
                          Assistant Secretary     State Street Research       Boston, MA
                                                  Growth Trust
                          Assistant Secretary     State Street Research       Boston, MA
                                                  Master Investment Trust
                          Assistant Secretary     State Street Research       Boston, MA
                                                  Securities Trust
                          Assistant Secretary     State Street Research       Boston, MA
                                                  Equity Trust
                          Assistant Secretary     State Street Research       Boston, MA
                                                  Financial Trust
                          Assistant Secretary     State Street Research       Boston, MA
                                                  Income Trust
                          Assistant Secretary     State Street Research       Boston, MA
                                                  Money Market Trust
                          Assistant Secretary     State Street Research       Boston, MA
                                                  Tax-Exempt Trust
                          Assistant Secretary     SSRM Holdings, Inc.         Boston, MA
                          and Assistant General
                          Counsel


  The business of GFM International Investors Limited is summarized under "Management of the Funds", in the prospectus constituting Part A of this Registration Statement, which summarization is incorporated herein by reference.

  Set forth below is a list of each director and certain officers of GFM International Investors Limited indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

                                                           ORGANIZATION AND PRINCIPAL
            NAME                      POSITION          BUSINESS ADDRESS OF ORGANIZATION
            ----                      --------          --------------------------------
Stephen J. Bamford..........  Director, President and  GFM Investments Limited
 Chief Executive              Chief Executive Officer  London, England
 Officer & Director
Gerald Clark ...............  Executive Vice           Metropolitan Life Insurance
 Chairman of the Board,       President, Chief         Company, New York, NY
 Director                     Investment Officer
                              Advisory Board           AIG Asian Infrastructure Fund,
                                                       L.P. New York, NY

                                                           ORGANIZATION AND PRINCIPAL
            NAME                      POSITION          BUSINESS ADDRESS OF ORGANIZATION
            ----                      --------          --------------------------------
                              Director                 The New York Police and Fire
                                                       Widows' and Children's Benefit
                                                       Fund
                                                       New York, NY
                              Director                 Community Preservation
                                                       Corporation
                                                       New York, NY
                              Director                 23rd Street Investments, Inc.
                              (until 12/93)            New York, NY
                              Director                 Century 21 Real Estate
                              (until 1995)             Corporation
                                                       Irvine, CA
                              Chairman                 GFM Investments Limited
                                                       London, England
                              Director, Chief          Metropolitan Asset Management
                              Executive Officer,       Corporation
                              President                New York, NY
                              Director                 MetFirst Insurance Agency, Inc.
                              (until 8/95)             Overland Park, KS
                              Chairman of the Board,   MetLife Investment Management
                              Director                 Corporation
                                                       White Plains, NY
                              Chairman of the Board,   MetLife Capital Holdings, Inc.
                              Director                 New York, NY
                              Director                 Metropolitan Life Financial
                                                       Services Limited
                                                       Ottawa, Ontario, Canada
                              Director                 Metropolitan Life Holdings
                              (until 1/95)             Limited Ottawa, Ontario, Canada
                              Director                 MetLife International Holdings,
                                                       Inc.
                                                       New York, NY
                              Chairman of the Board,   MetLife Realty Group, Inc.
                              Director                 White Plains, NY
                              Director                 MetLife Securities Inc.
                              (until 10/95)            New York, NY
                              Chairman, Director       Metmor Financial, Inc.
                              (until 8/95)             Overland Park, KS
                              Director                 SSRM Holdings, Inc.
                                                       Boston, MA
                              Director                 MetLife Investments Limited
                              (until 5/93)             Hertfordshire, England
                              Director                 Albany Life Assurance
                              (until 12/93)            Company Limited
                                                       Hertfordshire, England
                              Director                 MetLife (UK) Limited
                              (until 12/93)            Hertfordshire, England

                                                           ORGANIZATION AND PRINCIPAL
            NAME                      POSITION          BUSINESS ADDRESS OF ORGANIZATION
            ----                      --------          --------------------------------
C. Robert Henrikson.........  Executive Vice President Metropolitan Life Insurance
 Director                                              Company, New York, NY
                              Director                 MetLife Investment Management
                                                       Corporation
                                                       White Plains, NY
                              Chairman of the Board,   MetLife Security Insurance
                              Director, President,     Company of Louisiana
                              Chief Executive Officer  Baton Rouge, LA
                              Director                 Metropolitan Property & Casualty
                                                       Insurance Company
                                                       Warwick, RI
                              Director                 GFM Investments Limited
                                                       London, England
                              Director                 MetLife Realty Group
                                                       White Plains, NY
                              Vice-Chairman            Life Insurance Companies Guaranty
                                                       Corporation of New York,
                                                       New York, NY
John C. Morrison, Jr........  Senior Vice President    Metropolitan Life Insurance
 Director                                              Company New York, NY
                              Director                 MetLife Investment Management
                                                       Corporation
                                                       White Plains, NY
                              Director                 MetLife Realty Group, Inc.
                                                       White Plains, NY
                              Director                 GFM Investments Limited
                                                       London, England
                              Vice President and       MetLife Securities, Inc.
                              Treasurer (until 4/95)   New York, NY
                              President, Director      MetLife Capital Holdings, Inc.
                                                       New York, NY
                              Chairman of the Board,   MetLife Capital Corporation
                              Director                 Bellevue, WA
                              Director                 Metmor Financial, Inc.
                              (until 1995)             Overland Park, KS
                              Director                 MetFirst Insurance Agency, Inc.
                              (until 1995)             Overland Park, KS
                              Chairman of the Board,   MetLife Capital Financial
                              Director                 Corporation
                                                       Bellevue, WA
                              Director                 CLJ Finco, Inc.
                                                       Bellevue, WA
                              Director                 MLYC Cogen, Inc.
                                                       Wilmington, DE

                                                           ORGANIZATION AND PRINCIPAL
            NAME                      POSITION          BUSINESS ADDRESS OF ORGANIZATION
            ----                      --------          --------------------------------
                              Director                 Searles Cogeneration, Inc.
                                                       Bellevue, WA
                              Director                 MCC Yerkes, Inc.
                                                       Bellevue, WA
                              Director                 Cross & Brown Company
                                                       New York, NY
                              Director                 Cross & Brown Associates
                                                       of New Jersey, Inc.
                                                       New York, NY
                              Director                 Cross & Brown Associates
                                                       of New York, Inc.
                                                       New York, NY
                              Director                 Cross & Brown Construction Corp.
                                                       New York, NY
                              Director                 Cross & Brown of Connecticut,
                                                       Inc.
                                                       Westport, CT
                              Director                 Cross & Brown Company
                                                       of Florida, Inc.
                                                       Jacksonville, FL
                              Director                 Cross & Brown Residentials, Inc.
                                                       New York, NY
                              Director                 Subrown Corp.
                                                       New York, NY


                              Director                 CBNJ, Inc.
                                                       Springfield, NJ
                              Vice President           Metropolitan Asset Management
                                                       Corporation
                                                       New York, NY
                              Chairman of the Board,   MetPark Funding, Inc.
                              Director, President      New York, NY
                              Director                 Cross & Brown Company
                                                       of Georgia, Inc.
                                                       Atlanta, GA
                              Director                 Cross & Brown Company
                                                       of Maryland, Inc.
                                                       Rockville, MD
                              Director                 Cross & Brown Company
                                                       of Missouri, Inc.
                                                       New York, NY

                                                           ORGANIZATION AND PRINCIPAL
            NAME                      POSITION          BUSINESS ADDRESS OF ORGANIZATION
            ----                      --------          --------------------------------
John H. Tweedie.............  Executive Vice President Metropolitan Life Insurance
 Director                                              Company New York, NY
                              Director                 State Street
                                                       Research Portfolios, Inc.
                                                       New York, NY
                              Director                 Metropolitan Series Fund, Inc.
                                                       New York, NY
                              Director                 MetLife International Holdings,
                                                       Inc.
                                                       New York, NY
                              Chairman of the Board,   Texas Life Insurance Company
                              Director                 Waco, TX
                              Director                 Metropolitan Property and
                                                       Casualty
                                                       Insurance Company
                                                       Warwick, RI
                              Director                 Metropolitan Group Property and
                                                       Casualty Insurance Company
                                                       Warwick, RI
Arthur Typermass............  Senior Vice President,   Metropolitan Life Insurance
 Director                     Treasurer                Company New York, NY
                              Director                 Furr's Supermarkets, Inc.
                                                       Albuquerque, NM
                              Director                 MetLife Realty Group
                                                       White Plains, NY
                              Director, Treasurer      Metropolitan Life Foundation
                                                       New York, NY
                              Treasurer                Century 21 Real Estate
                              (until 1995)             Corporation
                                                       Irvine, CA
                              Treasurer                Metropolitan Insurance and
                                                       Annuity Company
                                                       New York, NY
                              Treasurer,               23rd Street Investments, Inc.
                              Vice President           New York, NY
                              Treasurer                Metropolitan Tower Corp.
                                                       New York, NY
                              Treasurer                MetLife Texas Holdings, Inc
                                                       New York, NY
                              Chairman of the Board,   MetLife Credit Corp.
                              President, Chief         Houston, TX
                              Executive Officer,
                              Treasurer
                              Chairman of the Board,   MetLife Funding, Inc.
                              President, Chief         New York, NY
                              Executive Officer,
                              Treasurer

                                                           ORGANIZATION AND PRINCIPAL
            NAME                      POSITION          BUSINESS ADDRESS OF ORGANIZATION
            ----                      --------          --------------------------------
                              Chairman, President,     MetLife Holdings, Inc.
                              Chief Executive Officer, Houston, TX
                              Treasurer
                              Treasurer                Metropolitan Asset Management
                                                       Corporation
                                                       New York, NY
                              Treasurer                Metropolitan Tower Life
                                                       Insurance Company
                                                       New York, NY
                              Treasurer,               Metropolitan Tower Realty
                              Controller               Company, Inc.
                                                       New York, NY
                              Treasurer,               2154 Trading Corporation
                              Controller               New York, NY
                              Treasurer                Centennial Equities Corporation
                                                       New York, NY
                              Treasurer                MetLife Capital Holdings, Inc.
                                                       Newark, DE
                              Director                 MetFirst Insurance
                                                       Agency, Inc.
                                                       Overland Park, KS
                              Treasurer                MetLife International Real Estate
                                                       Equity Shares, Inc.
                                                       Newark, DE
                              Director, Vice           Park Avenue Funding Corporation
                              President, Treasurer     New York, NY

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) State Street Research Investment Services, Inc., Registrant's principal underwriter, also acts as principal underwriter for State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust and State Street Growth Trust.

  (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:

     (1)
  NAME AND
  PRINCIPAL                               (2)                      (3)
  BUSINESS                       POSITIONS AND OFFICES    POSITIONS AND OFFICES
   ADDRESS                          WITH UNDERWRITER         WITH REGISTRANT
  ---------                    -------------------------- ---------------------
Ralph F. Verni................ Chairman of the Board,             None
One Financial Center           President, Chief Executive
Boston, MA 02111               Officer and Director
Peter C. Bennett.............. Director                           None
One Financial Center
Boston, MA 02111

     (1)
  NAME AND
  PRINCIPAL                               (2)                      (3)
  BUSINESS                       POSITIONS AND OFFICES    POSITIONS AND OFFICES
   ADDRESS                          WITH UNDERWRITER         WITH REGISTRANT
  ---------                    -------------------------- ---------------------
Gerald P. Maus................ Executive Vice President,          None
One Financial Center           Treasurer, Chief Financial
Boston, MA 02111               Officer and Director
Thomas A. Shively............. Director                           None
One Financial Center
Boston, MA 02111
C. Troy Shaver, Jr. .......... President and Chief                None
                               Executive
One Financial Center           Officer
Boston, MA 02111
George B. Trotta.............. Executive Vice President           None
One Madison Avenue
New York, NY 10010
Dennis C. Barghaan............ Senior Vice President              None
One Financial Center
Boston, MA 02111
Peter Borghi.................. Senior Vice President              None
One Financial Center
Boston, MA 02111
Paul V. Daly.................. Senior Vice President              None
One Financial Center
Boston, MA 02111
Susan M.W. DiFazio............ Senior Vice President              None
One Financial Center
Boston, MA 02111
Robert Haeusler............... Senior Vice President              None
One Financial Center
Boston, MA 02111
Francis J. McNamara, III...... Senior Vice President and          None
One Financial Center           Clerk
Boston, MA 02111
Gregory R. McMahan............ Senior Vice President              None
One Financial Center
Boston, MA 02111
Joan D. Miller................ Senior Vice President              None
One Financial Center
Boston, MA 02111
Richard P. Samartin........... Senior Vice President              None
One Financial Center
Boston, MA 02111
Darman A. Wing................ Senior Vice President and          None
One Financial Center           Assistant Clerk
Boston, MA 02111
Gordon Evans.................. Vice President                     None
One Financial Center
Boston, MA 02111

     (1)
  NAME AND
  PRINCIPAL                               (2)                      (3)
  BUSINESS                       POSITIONS AND OFFICES    POSITIONS AND OFFICES
   ADDRESS                          WITH UNDERWRITER         WITH REGISTRANT
  ---------                    -------------------------- ---------------------
Linda Grasso.................. Vice President                     None
One Financial Center
Boston, MA 02111
Frederick H. Jamieson......... Vice President and                 None
One Financial Center           Assistant Treasurer
Boston, MA 02111

  (c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  State Street Research Portfolios, Inc. c/o Metropolitan Life Insurance Company One Madison Avenue New York, NY 10010

  State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110

  State Street Research Investment Services, Inc. One Financial Center Boston, MA 02111

ITEM 31. MANAGEMENT SERVICES

  Inapplicable

ITEM 32. UNDERTAKINGS

  (a) Inapplicable

  (b) Inapplicable

  (c) Inapplicable

  (d) The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director if requested to do so by the holders of at least 10% of Portfolios' outstanding shares.

  (e) The Registrant hereby undertakes to furnish a copy of the Registrant's latest annual report to shareholders without charge upon the request of each person to whom a prospectus is delivered.

                                   SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(b) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERETO DULY AUTHORIZED, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK, ON THE 29 DAY OF FEBRUARY 1996.

                                          State Street Research Portfolios,
                                           Inc.
                                           (Registrant)

                                                  /s/ Jeffrey J. Hodgman
                                          By: _________________________________
                                             (JEFFREY J. HODGMAN, CHAIRMAN OF
                                                   THE BOARD, PRESIDENT)

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

             SIGNATURE                           TITLE                    DATE
             ---------                           -----                    ----
                 *
------------------------------------ Chairman of the Board,
JEFFREY J. HODGMAN                    President (Principal
                                      Executive Officer and
                                      Director)

                 *                   Treasurer (Principal
------------------------------------  Financial Officer)
           ELLIOT REITER
                 *                   Director
------------------------------------
          STEVE A. GARBAN
                 *                   Director
------------------------------------
         MALCOLM T. HOPKINS
                 *                   Director
------------------------------------
         ROBERT A. LAWRENCE
                 *                   Director
------------------------------------
           DEAN O. MORTON
                 *                   Director
------------------------------------
      MICHAEL S. SCOTT MORTON
                 *                   Director
------------------------------------
          JOHN H. TWEEDIE

      /s/ Christopher P. Nicholas
*By__________________________________
     Christopher P. Nicholas, Esq.                        February 29, 1996
           Attorney-in-fact

                               EXHIBIT INDEX

EXHIBIT                                                                                   PAGE
NUMBER                               DESCRIPTION OF EXHIBITS                             NUMBER
-------                              -----------------------                             ------
 1       --Amended and restated Articles of Incorporation of Registrant.
 1(a)    --Articles Supplementary.
 1(b)    --Articles Supplementary.
 2       --Amended By-Laws of Registrant.
 3       --None
 4       --Specimen certificates for shares of common stock of Registrant.
 5(a)    --Investment Management Agreements relating to the MetLife International Equity and MetLife International Fixed Income Funds between MetLife-State Street
          Investment Services, Inc. and MetLife Portfolios, Inc.
  (b)    --Sub-Investment Management Agreements relating to the MetLife International
          Equity and MetLife International Fixed Income Funds among MetLife-State Street
          Investment Services, Inc., GFM International Investors Limited, and MetLife
          Portfolios, Inc.
 6(a)    --Distribution Agreement with MetLife-State Street Investment Services, Inc.
  (b)    --Form of Selected Dealer Agreement.
  (c)    --Form of Bank and Bank Affiliated Broker-Dealer Agreement.
 7       --Not Applicable.
 8(a)    --Custodian Contract with State Street Bank and Trust Company.
  (b)    --Form of Transfer Agent and Service Agreement with State Street Bank and Trust
          Company.
  (c)    --Shareholders' Administrative Services Agreement with MetLife-State Street
          Investment Services, Inc.
  (d)    --Service Agreement among MetLife Portfolios, Inc., Metropolitan Life Insurance
          Company, and MetLife-State Street Investment Services, Inc.
  (e)    --Sub-Administration Agreement with State Street Bank and Trust Company,
          Metropolitan Life Insurance Company and State Street Research Investment
          Services, Inc.
 9       --License Agreement with Metropolitan Life Insurance Company.
10       --Opinion and consent of counsel.
11       --Consent of Deloitte & Touche.
12       --None
13       --Purchase Agreement and Investment Letter.
14(b)    --Prototype Individual Retirement Account Terms and Conditions, Individual
          Retirement Account Disclosure Statement, Individual Retirement Account
          Application And Agreement, Direct Rollover of Assets Form and IRA Systematic
          Withdrawal Plan Application.
14(c)    --State Street Research 403(b): Brochure, Account Agreement, Maximum Salary
          Reduction Worksheet, Account Application, Salary Reduction Agreement and
          Direct Rollover of Assets Form.
15       --Distribution Plan.
16       --Schedule of Performance Data.
17       --Powers of Attorney.
18       --Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3.
27       --Financial Data Schedules